UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-05518

Investment Company Act file number:

THE RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street,

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Salvatore Faia, President

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5366

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

May 31, 2018

(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 84.9%
U.S. TREASURY OBLIGATIONS - 84.9%
U.S. Treasury Bills	1.438%	06/07/18	$40,754	$40,743,446
U.S. Treasury Bills	1.477%	06/14/18	70,880	70,839,687
U.S. Treasury Bills	1.509%	06/21/18	18,150	18,132,858
U.S. Treasury Bills	1.549%	06/28/18	7,487	7,477,300
U.S. Treasury Bills	1.563%	07/05/18	9,518	9,502,291
U.S. Treasury Bills	1.601%	07/12/18	77,940	77,785,105
U.S. Treasury Bills	1.610%	07/19/18	97,200	96,969,636
U.S. Treasury Bills	1.613%	07/26/18	42,912	42,794,976
U.S. Treasury Bills	1.651%	08/02/18	33,337	33,231,358
U.S. Treasury Bills	1.746%	08/09/18	27,306	27,209,047
U.S. Treasury Bills	1.826%	08/16/18	12,858	12,807,647
U.S. Treasury Bills	1.831%	08/23/18	90,319	89,932,984
U.S. Treasury Bills	1.866%	08/30/18	12,304	12,246,017
U.S. Treasury Bills	1.928%	09/06/18	7,186	7,149,417
U.S. Treasury Bills	1.914%	09/13/18	24,316	24,182,357
U.S. Treasury Bills	1.912%	09/20/18	2,990	2,972,507
U.S. Treasury Bills	1.885%	09/27/18	21,930	21,794,413
U.S. Treasury Bills	1.923%	10/04/18	8,934	8,874,207
U.S. Treasury Bills	1.970%	10/11/18	14,656	14,552,150
U.S. Treasury Bills	2.004%	10/18/18	21,896	21,730,296
U.S. Treasury Bills	2.006%	10/25/18	2,590	2,569,386
U.S. Treasury Bills	2.038%	11/01/18	57,543	57,060,916
U.S. Treasury Bills	2.059%	11/08/18	66,186	65,600,622
U.S. Treasury Bills	2.074%	11/15/18	67,064	66,444,517
U.S. Treasury Bills	2.031%	11/23/18	8,649	8,565,123
				841,168,263
TOTAL SHORT-TERM INVESTMENTS
(Cost $841,269,654)				841,168,263
TOTAL PURCHASED OPTIONS - 0.6%**
(Cost $3,997,122)				5,616,488
TOTAL INVESTMENTS - 85.5%
(Cost $845,266,776)				846,784,751

OTHER ASSETS IN EXCESS OF LIABILITIES - 14.5%				143,825,149
NET ASSETS - 100.0%				$990,609,900

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
**	See page 6 for detailed information regarding the Purchased Options.

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

May 31, 2018

 (UNAUDITED)

Futures contracts outstanding as of May 31, 2018 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Jun-18	17	$1,562,715	$3,034
2-Year Euro Swapnote Futures	Jun-18	47	5,494,505	8,516
3-Month Euro Euribor	Jun-18	10	2,922,609	1,607
3-Month Euro Euribor	Sep-18	4	1,169,044	468
3-Month Euro Euribor	Dec-18	4	1,169,044	307
3-Month Euro Euribor	Mar-19	649	189,677,344	(33,537)
3-Month Euro Euribor	Jun-19	395	115,443,068	74,687
3-Month Euro Euribor	Sep-19	863	252,221,183	167,641
3-Month Euro Euribor	Dec-19	52	15,197,568	10,931
3-Month Euro Euribor	Mar-20	55	16,074,351	17,273
3-Month Euro Euribor	Jun-20	25	7,306,523	2,529
3-Month Euro Euribor	Sep-20	21	6,137,480	1,827
3-Month Euro Euribor	Dec-20	9	2,630,348	15
3-Month Euro Euribor	Mar-21	5	1,461,305	234
5-Year Euro Swapnote Futures	Jun-18	12	1,402,852	15,852
90-DAY Bank Bill	Dec-18	535	404,594,989	(12,318)
90-DAY Bank Bill	Mar-19	27	20,418,813	535
90-DAY Bank Bill	Jun-19	14	10,587,532	941
90-DAY Eurodollar Futures	Dec-18	699	174,750,000	(616,313)
90-DAY Eurodollar Futures	Sep-21	5	1,250,000	1,800
90-DAY Eurodollar Futures	Dec-21	1	250,000	738
90-DAY Sterling Futures	Mar-19	324	53,838,485	(3,157)
90-DAY Sterling Futures	Mar-20	133	22,100,366	(21,134)
Amsterdam Index Futures	Jun-18	150	19,366,378	(360,126)
Australian 3-Year Bond Futures	Jun-18	791	59,819,558	(62,449)
Bank Acceptance Futures	Jun-19	1	192,812	116
Bank Acceptance Futures	Sep-19	1	192,812	318
Brent Crude Futures	Aug-18	223	17,295,880	10,840
Brent Crude Futures	Sep-18	25	1,931,250	74,520
Brent Crude Futures	Oct-18	1	76,900	9,750
Brent Crude Futures	Nov-18	3	229,590	30,290
CAC40 10 Euro Futures	Jun-18	1,113	69,975,614	(1,604,945)
Cocoa Futures	Jul-18	28	687,120	(76,170)
Cocoa Futures	Sep-18	36	902,520	(36,700)
Cocoa Futures	Dec-18	6	151,980	(12,910)
Cocoa Futures ICE	Jul-18	76	1,791,266	(38,897)
Cocoa Futures ICE	Sep-18	21	507,238	(11,791)
Cocoa Futures ICE	Dec-18	2	48,973	(1,555)
COP/USD Futures	Jun-18	37	1,280,159	(6,327)
Copper Futures	Sep-18	18	1,388,250	(11,375)
Copper Futures	Dec-18	3	233,288	(138)
Corn Futures	Jul-18	757	14,912,900	(102,600)
Corn Futures	Sep-18	6	120,975	(1,725)
Corn Futures	Dec-18	133	2,751,438	(10,300)
Corn Futures	Mar-19	2	42,250	(175)
Cotton No.2 Futures	Jul-18	49	2,282,175	129,420
Cotton No.2 Futures	Dec-18	302	13,837,640	890,080
DAX Index Futures	Jun-18	83	30,593,757	(756,707)
DJIA Mini E-CBOT	Jun-18	18	2,197,530	(173,650)
Dollar Index	Jun-18	388	38,800,000	391,713
Euro BUXL 30-Year Bond Futures	Jun-18	68	7,949,497	209,423
Euro STOXX 50	Jun-18	973	38,753,928	(923,954)
Euro/CHF 3-Month Futures ICE	Sep-18	5	1,268,263	304
Euro/CHF 3-Month Futures ICE	Dec-18	17	4,312,094	2,739
Euro/CHF 3-Month Futures ICE	Mar-19	14	3,551,136	3,653
Euro/CHF 3-Month Futures ICE	Jun-19	5	1,268,263	1,395
Euro-Bobl Futures	Jun-18	1,197	139,934,534	1,855,880
Euro-Bobl Futures	Sep-18	500	58,452,186	130,793
Euro-Bund Futures	Jun-18	904	105,681,553	2,566,507
Euro-Bund Futures	Sep-18	345	40,332,008	43,547
Euro-Oat Futures	Jun-18	310	36,240,355	587,807
Euro-Oat Futures	Sep-18	15	1,753,566	7,283
Euro-Schatz Futures	Jun-18	923	107,902,736	146,575
Euro-Schatz Futures	Sep-18	8	935,235	175
FTSE 100 Index Futures	Jun-18	867	88,400,000	726,154
FTSE 250 Index Futures	Jun-18	12	663,864	31,155
FTSE/JSE TOP 40	Jun-18	46	1,805,599	(83,216)
FTSE/MIB Index Futures	Jun-18	42	5,345,990	(450,772)
Gasoline RBOB Futures	Jul-18	427	38,746,407	(329,051)
Gasoline RBOB Futures	Aug-18	86	7,775,914	52,937
Gold 100 Oz Futures	Dec-18	3	395,130	(320)
Hang Seng China Enterprises Index Futures	Jun-18	122	9,278,483	(42,215)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

May 31, 2018

 (UNAUDITED)

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
Hang Seng Index Futures	Jun-18	160	31,106,691	(22,453)
IBEX 35 Index Futures	Jun-18	21	2,319,255	(187,981)
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-18	218	200,395,275	264,742
Kansas City Hard Red Winter Wheat Futures	Jul-18	102	2,766,750	91,825
LME Aluminum Forward	Jun-18	2	114,913	(2,883,408)
LME Aluminum Forward	Jul-18	31	1,790,250	(143,234)
LME Aluminum Forward	Aug-18	10	572,375	(148,271)
LME Aluminum Forward	Sep-18	251	14,385,438	95,571
LME Copper Forward	Jun-18	2	342,375	(1,558,399)
LME Copper Forward	Jul-18	23	3,937,025	(75,381)
LME Copper Forward	Aug-18	1	171,288	(638)
LME Copper Forward	Sep-18	38	6,515,575	(82,303)
LME Lead Forward	Jul-18	2	122,813	(11,568)
LME Nickel Forward	Jun-18	12	1,091,916	215,937
LME Nickel Forward	Jul-18	34	3,098,556	151,018
LME Nickel Forward	Aug-18	11	1,003,992	34,236
LME Nickel Forward	Sep-18	76	6,948,984	321,638
Long Gilt Futures	Sep-18	623	82,818,212	593,473
Low Sulphur Gasoil G Futures	Jul-18	272	18,543,600	582,425
Low Sulphur Gasoil G Futures	Aug-18	48	3,267,600	81,375
Low Sulphur Gasoil G Futures	Sep-18	2	136,100	475
Mini HSI Index Futures	Jun-18	24	933,201	(4,405)
MSCI EAFE Index Futures	Jun-18	46	4,570,100	(112,880)
MSCI Emerging Markets Index Futures	Jun-18	27	1,514,295	(110,555)
MSCI Singapore Exchange ETS	Jun-18	104	3,041,117	(81,361)
MSCI Taiwan Index Futures	Jun-18	35	1,382,150	(13,315)
MXN Currency Futures	Jun-18	22	552,411	(98,520)
Nasdaq 100 E-Mini	Jun-18	294	41,024,760	287,283
Natural Gas Futures	Aug-18	48	1,423,100	8,330
Natural Gas Futures	Sep-18	12	353,300	8,380
Natural Gas Futures	Oct-18	6	176,900	4,400
Natural Gas Futures	Nov-18	3	89,600	1,990
Natural Gas Futures	Dec-18	3	92,600	2,130
Natural Gas Futures	Jan-19	11	348,300	7,500
Natural Gas Futures	Feb-19	2	62,600	1,430
Natural Gas Futures	Mar-19	2	60,500	680
Nikkei 225 (Chicago Mercantile Exchange)	Jun-18	29	3,204,500	(57,950)
Nikkei 225 (Singapore Exchange)	Jun-18	211	21,539,321	149,166
Nikkei 225 Mini	Jun-18	314	6,404,982	24,902
Nikkie 225 (Osaka Securities Exchange)	Jun-18	44	8,975,134	(3,309)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-18	385	35,648,382	(12,993)
NY Harbor Ultra-Low Sulfur Diesel Futures	Aug-18	79	7,323,490	161,507
OMX Stockholm 30 Index Futures	Jun-18	1,235	21,614,706	(821,780)
Palladium Futures	Sep-18	13	1,276,210	22,840
Rapeseed Euro	Aug-18	7	146,379	(2,207)
Rapeseed Euro	Nov-18	3	63,830	(921)
Rapeseed Euro	Feb-19	1	21,452	(263)
Red Wheat Futures (Minneapolis Grain Exchange)	Jul-18	1	30,600	100
RUB Currency Futures	Jun-18	4	160,298	(11,437)
Russell 2000 E-Mini	Jun-18	309	25,248,390	532,270
S&P 500 E-Mini Futures	Jun-18	266	35,983,150	(93,928)
S&P Mid 400 E-Mini Futures	Jun-18	65	12,655,500	62,490
S&P/TSX 60 IX Futures	Jun-18	244	35,728,706	443,157
SGX Nifty 50	Jun-18	156	3,343,392	20,026
Silver Futures	Sep-18	1	82,700	(60)
Soybean Futures	Jul-18	161	8,198,925	(95,539)
Soybean Futures	Aug-18	8	409,300	(4,613)
Soybean Futures	Sep-18	7	359,538	(5,875)
Soybean Futures	Nov-18	24	1,241,100	(70,325)
Soybean Meal Futures	Jul-18	52	1,951,560	(61,080)
Soybean Meal Futures	Aug-18	2	75,240	(580)
Soybean Meal Futures	Sep-18	1	37,580	(270)
Soybean Oil Futures	Jul-18	72	1,344,384	6,954
Soybean Oil Futures	Aug-18	5	93,720	(1,854)
Soybean Oil Futures	Sep-18	2	37,668	(732)
SPI 200 Futures	Jun-18	355	40,377,824	(127,580)
Sugar No. 11 (World)	Mar-19	1	15,456	392
Swiss Federal Bond Futures	Jun-18	8	811,688	26,786
Topix Index Futures	Jun-18	160	25,657,949	(318,656)
USD/HUF Futures	Jun-18	1	100,000	62
USD/SEK Futures	Jun-18	18	1,800,000	67,367
Wheat (Chicago Board of Trade)	Jul-18	225	5,920,313	3,538
WTI Crude Futures	Jul-18	424	28,424,960	(1,266,870)
WTI Crude Futures	Aug-18	51	3,412,410	(212,220)
				$(2,001,537)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

May 31, 2018

 (UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
90-DAY Bank Bill	Sep-18	6	$(4,537,514)	$(240)
90-DAY Eurodollar Futures	Jun-18	175	(43,750,000)	2,644
90-DAY Eurodollar Futures	Sep-18	340	(85,000,000)	197,075
90-DAY Eurodollar Futures	Mar-19	501	(125,250,000)	26,188
90-DAY Eurodollar Futures	Jun-19	1,371	(342,750,000)	1,627,471
90-DAY Eurodollar Futures	Sep-19	171	(42,750,000)	8,950
90-DAY Eurodollar Futures	Dec-19	1,272	(318,000,000)	772,400
90-DAY Eurodollar Futures	Mar-20	258	(64,500,000)	(40,238)
90-DAY Eurodollar Futures	Jun-20	116	(29,000,000)	(30,613)
90-DAY Eurodollar Futures	Sep-20	101	(25,250,000)	(26,063)
90-DAY Eurodollar Futures	Dec-20	3	(750,000)	(1,162)
90-DAY Eurodollar Futures	Mar-21	113	(28,250,000)	(10,888)
90-DAY Eurodollar Futures	Jun-21	2	(500,000)	(875)
90-DAY Sterling Futures	Dec-18	7	(1,163,177)	(3,340)
90-DAY Sterling Futures	Jun-19	511	(84,911,931)	(216,966)
90-DAY Sterling Futures	Sep-19	151	(25,091,392)	(51,363)
90-DAY Sterling Futures	Dec-19	133	(22,100,366)	(65,271)
90-DAY Sterling Futures	Jun-20	128	(21,269,525)	(63,293)
90-DAY Sterling Futures	Sep-20	130	(21,601,861)	(60,319)
90-DAY Sterling Futures	Mar-21	172	(28,580,924)	(76,886)
AUD/USD Currency Futures	Jun-18	898	(67,938,689)	(225,643)
Australian 10-Year Bond Futures	Jun-18	59	(4,461,889)	(238,987)
Bank Acceptance Futures	Dec-18	9	(1,735,308)	(1,986)
Bank Acceptance Futures	Mar-19	14	(2,699,368)	(2,478)
GBP Currency Futures	Jun-18	230	(19,107,561)	(872,326)
CAD Currency Futures	Jun-18	689	(53,173,838)	195,430
Canadian 10-Year Bond Futures	Sep-18	531	(40,953,262)	(1,016,620)
Cattle Feeder Futures	Aug-18	30	(2,211,000)	(105,575)
Cattle Feeder Futures	Sep-18	3	(220,950)	(4,800)
Cattle Feeder Futures	Oct-18	1	(73,500)	338
CHF Currency Futures	Jun-18	733	(92,982,545)	1,582,231
Coffee 'C' Futures	Jul-18	138	(6,401,475)	(264,694)
Coffee 'C' Futures	Sep-18	56	(2,643,900)	(82,350)
Coffee 'C' Futures	Dec-18	1	(48,544)	(2,212)
Coffee Robusta Futures	Jul-18	28	(490,560)	(2,390)
Coffee Robusta Futures	Sep-18	14	(244,160)	(1,450)
Coffee Robusta Futures	Nov-18	6	(104,880)	(800)
Copper Futures	Jul-18	3	(229,875)	20,975
EUR Foreign Exchange Currency Futures	Jun-18	876	(128,037,230)	5,418,573
Euro E-Mini Futures	Jun-18	28	(2,046,257)	68,863
Euro/JPY Futures	Jun-18	53	(7,746,545)	178,000
Euro-BTP Futures	Jun-18	47	(5,494,506)	(104,548)
Gold 100 Oz Futures	Aug-18	191	(24,919,770)	(52,590)
ILS/USD Futures	Jun-18	14	(3,927,069)	(45,445)
INR/USD Futures	Jun-18	10	(296,540)	(1,682)
JPY Currency Futures	Jun-18	471	(54,122,075)	(953,213)
Kansas City Hard Red Winter Wheat Futures	Sep-18	8	(224,300)	(6,262)
Kansas City Hard Red Winter Wheat Futures	Dec-18	7	(204,575)	(6,062)
Lean Hogs Futures	Jun-18	3	(91,952)	(4,080)
Lean Hogs Futures	Jul-18	78	(2,435,160)	(55,640)
Lean Hogs Futures	Aug-18	112	(3,450,720)	(43,440)
Live Cattle Futures	Aug-18	157	(6,528,060)	(93,740)
Live Cattle Futures	Oct-18	40	(1,712,800)	(26,040)
Live Cattle Futures	Dec-18	4	(178,840)	(110)
LME Lead Forward	Jun-18	1	(61,375)	2,421
LME Zinc Forward	Jun-18	2	(155,275)	(631,712)
LME Zinc Forward	Jul-18	10	(774,375)	(29,884)
LME Zinc Forward	Sep-18	8	(620,000)	(55,181)
Mill Wheat Euro	Sep-18	47	(502,060)	(41,823)
Natural Gas Futures	Jul-18	40	(1,180,800)	(73,820)
NZD Currency Futures	Jun-18	552	(38,628,682)	(259,448)
Platinum Futures	Jul-18	3	(136,515)	(1,925)
PLN/USD Futures	Jun-18	1	(135,400)	(20)
Silver Futures	Jul-18	81	(6,665,500)	70,576
Sugar No. 11 (World)	Jun-18	10	(143,248)	(40,567)
Sugar No. 11 (World)	Oct-18	208	(3,033,139)	(180,634)
TRY/USD Futures	Jun-18	35	(3,864,244)	135,965
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Sep-18	1,144	(114,881,381)	(1,140,062)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Sep-18	1,114	(108,401,282)	(637,226)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Sep-18	983	(193,667,887)	(275,095)
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-18	193	(23,530,479)	(487,513)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-18	6	(679,949)	(16,625)
USD/NOK Futures	Jun-18	2	(200,000)	(4,452)
Wheat (Chicago Board of Trade)	Sep-18	5	(135,750)	(6,375)
Wheat (Chicago Board of Trade)	Dec-18	10	(281,375)	(12,550)
White Sugar ICE	Aug-18	7	(124,110)	(5,275)
WTI Crude Futures	Sep-18	1	(66,540)	(5,260)
WTI Crude Futures	Oct-18	1	(66,110)	(5,280)
				$1,534,693
Total Futures Contracts				$(466,844)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

May 31, 2018

 (UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2018 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	39,025,939	USD	29,535,222	Jun 01 2018	BOA	$(21,638)
AUD	38,959,173	USD	29,496,008	Jun 04 2018	BOA	(32,534)
AUD	37,323,576	USD	28,780,811	Jun 20 2018	BOA	(551,503)
AUD	7,457,000	USD	5,762,257	Jun 22 2018	BOA	(122,157)
AUD	11,771,000	USD	8,896,640	Jun 25 2018	BOA	6,530
AUD	5,507,000	USD	4,181,713	Jun 28 2018	BOA	(16,330)
BRL	17,875,456	USD	5,280,382	Jun 20 2018	BOA	(489,765)
CAD	14,580,737	USD	11,259,019	Jun 01 2018	BOA	(13,465)
CAD	38,373,386	USD	30,019,385	Jun 20 2018	BOA	(407,479)
CAD	14,774,000	USD	11,534,258	Jun 22 2018	BOA	(132,715)
CHF	43,958,858	USD	44,411,859	Jun 01 2018	BOA	192,714
CHF	43,958,858	USD	44,640,972	Jun 04 2018	BOA	(26,019)
CHF	5,175,000	USD	5,384,044	Jun 22 2018	BOA	(122,781)
CHF	8,923,000	USD	9,001,811	Jun 28 2018	BOA	75,321
CLP	8,654,659,353	USD	14,563,346	Jun 20 2018	BOA	(825,697)
CNH	37,503,646	USD	5,900,000	Jun 20 2018	BOA	(55,443)
EUR	76,012,154	USD	88,492,898	Jun 01 2018	BOA	374,421
EUR	1,694,916	JPY	214,847,540	Jun 04 2018	BOA	6,532
EUR	71,860,287	USD	83,997,543	Jun 04 2018	BOA	32,166
EUR	15,200,000	HUF	4,801,823,071	Jun 20 2018	BOA	221,313
EUR	3,050,000	NOK	29,446,525	Jun 20 2018	BOA	(30,301)
EUR	6,450,000	PLN	27,601,602	Jun 20 2018	BOA	79,047
EUR	37,700,000	SEK	386,246,948	Jun 20 2018	BOA	275,458
EUR	39,561,260	USD	48,947,805	Jun 20 2018	BOA	(2,625,810)
EUR	30,307,000	USD	37,644,636	Jun 22 2018	BOA	(2,152,244)
GBP	19,175,082	USD	25,408,028	Jun 01 2018	BOA	83,294
GBP	18,853,721	USD	25,030,570	Jun 04 2018	BOA	36,535
GBP	18,657,543	USD	24,798,804	Jun 05 2018	BOA	8,460
GBP	30,707,223	USD	43,163,754	Jun 20 2018	BOA	(2,301,140)
GBP	28,111,000	USD	39,418,802	Jun 22 2018	BOA	(2,006,698)
HUF	1,058,341,584	EUR	3,400,000	Jun 20 2018	BOA	(107,156)
HUF	708,936,305	USD	2,824,646	Jun 20 2018	BOA	(229,705)
ILS	21,732,045	USD	6,300,000	Jun 20 2018	BOA	(194,694)
INR	1,164,044,454	USD	17,621,717	Jun 20 2018	BOA	(411,118)
JPY	976,743,619	USD	8,971,381	Jun 01 2018	BOA	7,781
JPY	1,558,062,682	USD	14,336,859	Jun 04 2018	BOA	(11,257)
JPY	10,551,564,011	USD	99,746,355	Jun 20 2018	BOA	(2,615,491)
JPY	8,124,473,000	USD	75,843,548	Jun 22 2018	BOA	(1,043,254)
JPY	354,390,874	EUR	2,748,000	Jun 28 2018	BOA	44,484
JPY	400,833,000	USD	3,680,088	Jun 28 2018	BOA	12,022
KRW	16,839,622,053	USD	15,756,855	Jun 20 2018	BOA	(124,682)
MXN	166,847,040	USD	8,832,190	Jun 20 2018	BOA	(496,773)
MXN	280,189,000	USD	15,086,590	Jun 22 2018	BOA	(1,093,836)
NOK	3,443,870	USD	419,981	Jun 01 2018	BOA	906
NOK	128,517,930	EUR	13,400,000	Jun 20 2018	BOA	28,716
NOK	63,692,354	USD	8,174,848	Jun 20 2018	BOA	(384,809)
NZD	766,078	USD	534,160	Jun 01 2018	BOA	1,940
NZD	380,136	USD	266,590	Jun 05 2018	BOA	(574)
NZD	16,143,066	USD	11,696,007	Jun 20 2018	BOA	(399,115)
NZD	14,848,000	USD	10,861,195	Jun 22 2018	BOA	(470,570)
NZD	2,311,000	USD	1,612,618	Jun 28 2018	BOA	4,628
PHP	188,582,822	USD	3,600,000	Jun 20 2018	BOA	(14,405)
PLN	45,042,275	EUR	10,700,000	Jun 20 2018	BOA	(333,230)
PLN	19,711,983	USD	5,795,969	Jun 20 2018	BOA	(458,893)
RUB	662,602,386	USD	11,600,000	Jun 20 2018	BOA	(1,012,042)
SEK	5,824,845	USD	659,063	Jun 01 2018	BOA	1,462
SEK	195,336,557	EUR	18,900,000	Jun 20 2018	BOA	55,073
SEK	36,714,023	USD	4,357,908	Jun 20 2018	BOA	(188,189)
SGD	24,641,473	USD	18,392,000	Jun 06 2018	BOA	14,368
SGD	17,473,263	USD	13,306,606	Jun 20 2018	BOA	(251,014)
SGD	9,543,000	USD	7,138,294	Jun 28 2018	BOA	(6,832)
THB	198,988,239	USD	6,350,000	Jun 20 2018	BOA	(125,621)
TRY	85,723,017	USD	20,925,866	Jun 20 2018	BOA	(2,145,288)
TWD	27,765,748	USD	958,955	Jun 20 2018	BOA	(30,916)
USD	29,289,165	AUD	39,025,939	Jun 01 2018	BOA	(224,419)
USD	29,485,627	AUD	38,959,173	Jun 04 2018	BOA	22,152
USD	28,260,603	AUD	37,329,804	Jun 05 2018	BOA	29,242
USD	31,451,688	AUD	41,183,942	Jun 20 2018	BOA	302,631
USD	23,914,724	AUD	31,513,000	Jun 22 2018	BOA	79,873
USD	4,128,345	AUD	5,507,000	Jun 28 2018	BOA	(37,038)
USD	16,186,076	BRL	56,494,193	Jun 20 2018	BOA	1,045,651
USD	11,315,725	CAD	14,580,737	Jun 01 2018	BOA	70,171
USD	10,072,015	CAD	13,051,740	Jun 04 2018	BOA	5,200
USD	36,691,692	CAD	47,257,729	Jun 20 2018	BOA	223,933
USD	34,156,027	CAD	44,065,000	Jun 22 2018	BOA	149,734
USD	44,536,767	CHF	43,958,858	Jun 01 2018	BOA	(67,806)
USD	44,421,284	CHF	43,958,858	Jun 04 2018	BOA	(193,669)
USD	44,644,146	CHF	43,958,858	Jun 05 2018	BOA	25,732
USD	21,591,479	CHF	20,857,000	Jun 22 2018	BOA	386,810
USD	8,961,706	CHF	8,923,000	Jun 28 2018	BOA	(115,426)
USD	11,786,562	CLP	7,326,880,236	Jun 20 2018	BOA	156,513
USD	2,550,000	CNH	16,217,112	Jun 20 2018	BOA	22,730
USD	87,663,845	EUR	76,012,154	Jun 01 2018	BOA	(1,203,474)
USD	85,679,322	EUR	73,555,203	Jun 04 2018	BOA	(332,335)
USD	83,039,030	EUR	71,035,884	Jun 05 2018	BOA	(32,077)
USD	52,461,940	EUR	43,182,227	Jun 20 2018	BOA	1,900,181
USD	52,439,900	EUR	44,006,000	Jun 22 2018	BOA	904,670
USD	9,270,843	EUR	7,896,000	Jun 28 2018	BOA	19,068
USD	25,452,818	GBP	19,175,082	Jun 01 2018	BOA	(38,504)
USD	25,058,322	GBP	18,853,721	Jun 04 2018	BOA	(8,782)
USD	47,118,737	GBP	33,883,968	Jun 20 2018	BOA	2,028,777
USD	28,720,800	GBP	21,009,000	Jun 22 2018	BOA	760,539
USD	7,853,073	GBP	5,878,000	Jun 28 2018	BOA	27,498
USD	4,347,270	HUF	1,129,752,543	Jun 20 2018	BOA	212,003
USD	9,900,000	ILS	35,311,203	Jun 20 2018	BOA	(20,176)
USD	16,737,973	INR	1,121,852,168	Jun 20 2018	BOA	151,195
USD	9,020,356	JPY	976,743,619	Jun 01 2018	BOA	41,194
USD	12,347,365	JPY	1,343,215,141	Jun 04 2018	BOA	(2,822)
USD	10,713,518	JPY	1,164,018,420	Jun 05 2018	BOA	10,358
USD	91,202,484	JPY	9,833,745,258	Jun 20 2018	BOA	679,394
USD	43,941,652	JPY	4,769,082,000	Jun 22 2018	BOA	33,729
USD	3,652,633	JPY	400,833,000	Jun 28 2018	BOA	(39,478)
USD	7,564,688	KRW	8,112,774,825	Jun 20 2018	BOA	33,622
USD	10,083,787	MXN	192,650,453	Jun 20 2018	BOA	459,272
USD	9,942,001	MXN	190,136,000	Jun 22 2018	BOA	446,530
USD	416,656	NOK	3,443,870	Jun 01 2018	BOA	(4,230)
USD	11,860,588	NOK	93,860,541	Jun 20 2018	BOA	380,759
USD	530,066	NZD	766,078	Jun 01 2018	BOA	(6,035)
USD	265,981	NZD	380,136	Jun 05 2018	BOA	(35)
USD	17,242,382	NZD	24,272,249	Jun 20 2018	BOA	256,702
USD	10,689,956	NZD	15,370,000	Jun 22 2018	BOA	(65,964)
USD	1,594,860	NZD	2,311,000	Jun 28 2018	BOA	(22,385)
USD	1,400,000	PHP	73,667,974	Jun 20 2018	BOA	(677)
USD	7,596,672	PLN	26,646,928	Jun 20 2018	BOA	381,941
USD	8,950,000	RUB	553,164,275	Jun 20 2018	BOA	110,792
USD	655,360	SEK	5,824,845	Jun 01 2018	BOA	(5,166)
USD	10,300,023	SEK	87,539,686	Jun 20 2018	BOA	357,883
USD	18,392,000	SGD	24,733,194	Jun 06 2018	BOA	(82,881)
USD	8,291,763	SGD	10,956,515	Jun 20 2018	BOA	105,325
USD	10,168,297	SGD	13,690,000	Jun 28 2018	BOA	(62,209)
USD	2,500,000	THB	79,274,551	Jun 20 2018	BOA	20,282
USD	23,204,889	TRY	96,102,586	Jun 20 2018	BOA	2,150,309
USD	1,900,000	TRY	8,909,177	Sep 19 2018	BOA	20,580
USD	7,509,858	TWD	222,029,667	Jun 20 2018	BOA	88,762
USD	10,645,056	ZAR	131,298,523	Jun 20 2018	BOA	358,944
USD	1,376,779	ZAR	17,402,000	Jun 28 2018	BOA	14,981
ZAR	141,980,399	USD	11,828,781	Jun 20 2018	BOA	(705,836)
Total Forward Foreign Currency Contracts						$(11,315,774)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

May 31, 2018

 (UNAUDITED)

	PUT/CALL	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS - 0.6%
3-Month Euro Euribor, Expires 12/16/19, Strike Price $99.50	Put	BAML	4,356	EUR	174,353,256	$350,099
3-Month Euro Euribor, Expires 3/18/19, Strike Price $100.25	Put	BAML	2,646	EUR	106,094,016	560,659
IMM Eurodollar Futures, Expires 12/17/18, Strike Price $97.625	Put	BAML	2,420	EUR	94,321,920	1,452,000
IMM Eurodollar Futures, Expires 12/17/18, Strike Price $97.375	Put	BAML	2,207	EUR	86,020,032	468,988
IMM Eurodollar Futures, Expires 12/17/18, Strike Price $97.25	Put	BAML	2,192	EUR	85,435,392	219,200
AUD/USD Currency Futures, Expires 9/07/18, Strike Price $0.73	Put	BAML	73,566,000	AUD	73,566,000	293,694
EUR/NOK Currency Futures, Expires 6/12/18, Strike Price $9.45	Put	BAML	42,300,000	EUR	42,300,000	58,698
EURO Currency Futures, Expires 6/08/18, Strike Price $1.15	Put	BAML	1,098	EUR	137,250,000	96,075
EURO Currency Futures, Expires 6/08/18, Strike Price $1.21	Put	BAML	402	EUR	50,250,000	2,010,000
EURO Currency Futures, Expires 6/08/18, Strike Price $1.16	Put	BAML	373	EUR	46,625,000	97,913
JPY Currency Futures, Expires 6/08/18, Strike Price $90	Put	BAML	733	JPY	9,162,500,000	9,162
TOTAL PURCHASED OPTIONS (COST $3,997,122)						$5,616,488

	PUT/CALL	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS - (0.1)%
3-Month Euro Euribor, Expires 12/16/19, Strike Price $99.375	Put	BAML	4,356	EUR	174,353,256	$(254,618)
IMM Eurodollar Futures, Expires 12/17/18, Strike Price $97.5	Put	BAML	2,420	EUR	94,321,920	(922,625)
IMM Eurodollar Futures, Expires 12/17/18, Strike Price $97.125	Put	BAML	4,399	EUR	171,455,424	(164,962)
EURO Currency Futures, Expires 6/08/18, Strike Price $1.14	Put	BAML	367	EUR	45,875,000	(11,469)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $1,220,631)						$(1,353,674)

AUD	Australian Dollar	INR	Indian Rupee
BAML	Bank of America Merrill Lynch	JPY	Japanese Yen
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
CAD	Canadian Dollar	MXN	Mexican Peso
CBOT	Chicago Board of Trade	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PHP	Philippine Peso
CNH	Chinese Yuan Renminbi	PLN	Polish Zloty
COP	Colombian Peso	RBOB	Reformulated Blendstock for Oxygenate Blending
DAX	Deutscher Aktienindex	RUB	Russian Ruble
DJIA	Dow Jones Industrial Average	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
FTSE	Financial Times Stock Exchange	SGX	Singapore Exchange
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IBEX	Index of the Bolsa de Madrid	TSX	Toronto Stock Exchange
ICE	Intercontinental Exchange	TWD	Taiwan Dollar
ILS	Israeli New Shekel	USD	United States Dollar
IMM	International Monetary Market	WTI	West Texas Intermediate
		ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI-ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

May 31, 2018

(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 72.9%
U.S. TREASURY OBLIGATIONS - 72.9%
U.S. Treasury Bills	1.715%	06/21/18	$2,154	$2,151,966
U.S. Treasury Bills	1.851%	07/26/18	2,300	2,293,728
U.S. Treasury Bills	1.894%	08/23/18	2,300	2,290,170
U.S. Treasury Bills	1.958%	09/20/18	882	876,840
U.S. Treasury Bills	1.969%	09/27/18	2,300	2,285,780
U.S. Treasury Bills	2.022%	10/18/18	2,421	2,402,678
U.S. Treasury Bills	2.072%	11/15/18	2,354	2,332,255
				14,633,417
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,632,902)				14,633,417
TOTAL INVESTMENTS - 72.9%
(Cost $14,632,902)				14,633,417

OTHER ASSETS IN EXCESS OF LIABILITIES - 27.1%				5,430,448
NET ASSETS - 100.0%				$20,063,865

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

Futures contracts outstanding as of May 31, 2018 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Jun-18	16	$1,470,791	$(689)
3-Month Euro Euribor	Mar-19	24	7,014,262	(1,067)
3-Month Euro Euribor	Sep-19	31	9,060,089	5,889
90-DAY Bank Bill	Dec-18	16	12,100,037	(129)
90-DAY Sterling Futures	Mar-19	10	1,661,682	17
90-DAY Sterling Futures	Mar-20	3	498,504	(631)
Amsterdam Index Futures	Jun-18	4	516,437	(10,369)
Australian 10-Year Bond Futures	Jun-18	5	378,126	(423)
Australian 3-Year Bond Futures	Jun-18	31	2,344,382	(2,055)
Brent Crude Futures	Aug-18	3	232,680	10,200
Brent Crude Futures	Sep-18	1	77,250	2,370
CAC40 10 Euro Futures	Jun-18	39	2,451,976	(55,074)
Corn Futures	Jul-18	14	275,800	2,750
Corn Futures	Dec-18	4	82,750	(725)
Cotton No.2 Futures	Dec-18	8	366,560	32,515
DAX Index Futures	Jun-18	5	1,842,997	(54,507)
DJIA Mini E-CBOT	Jun-18	3	366,255	(6,600)
Dollar Index	Jun-18	12	1,200,000	13,264
Euro STOXX 50	Jun-18	31	1,234,709	(23,697)
Euro-Bobl Futures	Jun-18	9	1,052,139	4,653
Euro-Bobl Futures	Sep-18	15	1,753,566	3,834
Euro-Bund Futures	Jun-18	12	1,402,852	37,129
Euro-Bund Futures	Sep-18	10	1,169,044	2,782
Euro-Oat Futures	Jun-18	8	935,235	11,866
Euro-Oat Futures	Sep-18	1	116,904	538
Euro-Schatz Futures	Jun-18	26	3,039,514	4,437
FTSE 100 Index Futures	Jun-18	32	3,262,745	(5,271)
FTSE/MIB Index Futures	Jun-18	1	127,285	(9,960)
Gasoline RBOB Futures	Jul-18	8	725,928	(10,361)
Gasoline RBOB Futures	Aug-18	6	542,506	(5,594)
Hang Seng China Enterprises Index Futures	Jun-18	2	152,106	(363)
Hang Seng Index Futures	Jun-18	5	972,084	(1,262)
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-18	1	919,244	(184)
LME Aluminum Forward	Jun-18	18	1,034,213	(23,211)
LME Aluminum Forward	Sep-18	8	458,500	2,463
LME Copper Forward	Jun-18	2	342,375	169
LME Copper Forward	Sep-18	1	171,463	(3,106)
LME Nickel Forward	Jun-18	6	545,958	47,242
LME Nickel Forward	Sep-18	6	548,604	21,720
Long Gilt Futures	Sep-18	10	1,329,345	4,347
Low Sulphur Gasoil G Futures	Jul-18	2	136,350	8,450
Low Sulphur Gasoil G Futures	Aug-18	1	68,075	2,350
MSCI EAFE Index Futures	Jun-18	2	198,700	(4,310)
MSCI Emerging Markets Index Futures	Jun-18	1	56,085	(2,735)
MSCI Singapore Exchange ETS	Jun-18	2	58,483	(1,591)
MSCI Taiwan Index Futures	Jun-18	1	39,490	(440)
MXN Currency Futures	Jun-18	3	75,328	(6,220)
Nasdaq 100 E-Mini	Jun-18	6	837,240	20,665
Natural Gas Futures	Aug-18	2	59,300	(20)
Nikkei 225 (Chicago Mercantile Exchange)	Jun-18	1	110,500	(1,800)
Nikkei 225 (Singapore Exchange)	Jun-18	10	1,020,821	(919)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-18	9	833,339	(8,203)
NY Harbor Ultra-Low Sulfur Diesel Futures	Aug-18	7	648,917	23,482
OMX Stockholm 30 Index Futures	Jun-18	42	735,075	(28,136)
Russell 2000 E-Mini	Jun-18	2	163,420	6,635
S&P 500 E-Mini Futures	Jun-18	87	11,768,925	237,713
S&P Mid 400 E-Mini Futures	Jun-18	1	194,700	960
S&P/TSX 60 IX Futures	Jun-18	5	732,146	14,530
SGX Nifty 50	Jun-18	5	107,160	600
Soybean Futures	Jul-18	3	152,775	(5,213)
SPI 200 Futures	Jun-18	10	1,137,403	1,002
Topix Index Futures	Jun-18	1	160,362	(6,205)
Wheat (Chicago Board of Trade)	Jul-18	4	105,250	(2,475)
WTI Crude Futures	Jul-18	8	536,320	(17,230)
WTI Crude Futures	Aug-18	1	66,910	(3,980)
				$219,817

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI-ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

May 31, 2018

(UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
90-DAY Eurodollar Futures	Dec-18	2	$(500,000)	$(363)
90-DAY Eurodollar Futures	Mar-19	10	(2,500,000)	(63)
90-DAY Eurodollar Futures	Jun-19	5	(1,250,000)	(738)
90-DAY Eurodollar Futures	Sep-19	5	(1,250,000)	(688)
90-DAY Eurodollar Futures	Dec-19	4	(1,000,000)	(1,125)
90-DAY Eurodollar Futures	Mar-20	8	(2,000,000)	(500)
90-DAY Eurodollar Futures	Jun-20	4	(1,000,000)	(525)
90-DAY Eurodollar Futures	Sep-20	3	(750,000)	(863)
90-DAY Eurodollar Futures	Mar-21	3	(750,000)	325
90-DAY Sterling Futures	Jun-19	1	(166,168)	(249)
90-DAY Sterling Futures	Sep-19	6	(997,009)	(2,725)
90-DAY Sterling Futures	Dec-19	4	(664,673)	(1,861)
90-DAY Sterling Futures	Jun-20	4	(664,673)	(1,795)
90-DAY Sterling Futures	Sep-20	4	(664,673)	(1,612)
90-DAY Sterling Futures	Mar-21	6	(997,009)	(2,642)
AUD/USD Currency Futures	Jun-18	17	(1,286,144)	(930)
Australian 10-Year Bond Futures	Jun-18	5	(378,126)	(8,138)
GBP Currency Futures	Jun-18	7	(581,534)	(29,013)
CAD Currency Futures	Jun-18	23	(1,775,034)	15,600
Canadian 10-Year Bond Futures	Sep-18	12	(925,497)	(20,423)
CHF Currency Futures	Jun-18	31	(3,932,413)	32,313
Coffee 'C' Futures	Jul-18	3	(139,163)	(4,463)
Copper Futures	Jul-18	2	(153,250)	3,888
EUR Foreign Exchange Currency Futures	Jun-18	25	(3,654,031)	28,969
Euro/JPY Futures	Jun-18	1	(146,161)	3,183
Euro-BTP Futures	Jun-18	1	(116,904)	6,184
Gold 100 Oz Futures	Aug-18	10	(1,304,700)	(3,690)
JPY Currency Futures	Jun-18	14	(1,608,724)	(28,069)
Lean Hogs Futures	Aug-18	5	(154,052)	(2,150)
Live Cattle Futures	Aug-18	5	(207,900)	1,140
LME Aluminum Forward	Jun-18	18	(1,034,213)	(10,710)
LME Copper Forward	Jun-18	2	(342,375)	(2,069)
LME Nickel Forward	Jun-18	6	(545,958)	(21,672)
MXN Currency Futures	Jun-18	3	(75,328)	1,200
Natural Gas Futures	Jul-18	2	(59,100)	(90)
NZD Currency Futures	Jun-18	16	(1,119,672)	(7,520)
Silver Futures	Jul-18	2	(164,600)	3,250
Soybean Futures	Nov-18	2	(103,425)	(2,775)
Sugar No. 11 (World)	Jun-18	9	(128,923)	(9,139)
Sugar No. 11 (World)	Oct-18	4	(58,330)	(4,390)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Sep-18	16	(1,606,733)	(15,047)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Sep-18	7	(681,153)	(3,742)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Sep-18	17	(3,349,288)	(5,547)
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-18	5	(609,602)	(15,805)
				$(115,079)
Total Futures Contracts				$104,738

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI-ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

May 31, 2018

(UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2018 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	1,398,120	USD	1,059,495	Jun 01 2018	SOCIETE GENERALE	$(2,159)
AUD	1,398,120	USD	1,058,097	Jun 04 2018	SOCIETE GENERALE	(747)
BRL	188,447	USD	50,000	Jun 20 2018	SOCIETE GENERALE	504
CAD	488,829	USD	377,183	Jun 01 2018	SOCIETE GENERALE	(168)
CHF	1,646,399	USD	1,663,702	Jun 01 2018	SOCIETE GENERALE	6,882
CHF	1,646,399	USD	1,671,811	Jun 04 2018	SOCIETE GENERALE	(839)
CLP	239,573,860	USD	400,000	Jun 20 2018	SOCIETE GENERALE	(19,721)
CNH	947,861	USD	150,000	Jun 20 2018	SOCIETE GENERALE	(2,286)
EUR	2,808,600	USD	3,273,660	Jun 01 2018	SOCIETE GENERALE	9,930
EUR	63,480	JPY	8,046,730	Jun 04 2018	SOCIETE GENERALE	245
EUR	2,660,520	USD	3,109,084	Jun 04 2018	SOCIETE GENERALE	1,991
EUR	500,000	HUF	157,676,921	Jun 20 2018	SOCIETE GENERALE	8,297
EUR	50,000	NOK	485,180	Jun 20 2018	SOCIETE GENERALE	(797)
EUR	150,000	PLN	642,330	Jun 20 2018	SOCIETE GENERALE	1,721
EUR	1,400,000	SEK	14,428,883	Jun 20 2018	SOCIETE GENERALE	519
GBP	698,785	USD	925,932	Jun 01 2018	SOCIETE GENERALE	3,031
GBP	698,785	USD	928,301	Jun 04 2018	SOCIETE GENERALE	774
GBP	698,785	USD	929,213	Jun 05 2018	SOCIETE GENERALE	(101)
HUF	31,049,851	EUR	100,000	Jun 20 2018	SOCIETE GENERALE	(3,437)
ILS	348,602	USD	100,000	Jun 20 2018	SOCIETE GENERALE	(2,065)
INR	13,181,500	USD	200,000	Jun 20 2018	SOCIETE GENERALE	(5,109)
JPY	35,549,510	USD	326,382	Jun 01 2018	SOCIETE GENERALE	423
JPY	43,596,240	USD	401,254	Jun 04 2018	SOCIETE GENERALE	(408)
KRW	321,380,281	USD	300,000	Jun 20 2018	SOCIETE GENERALE	(1,664)
NOK	3,849,937	EUR	400,000	Jun 20 2018	SOCIETE GENERALE	2,518
PHP	5,220,250	USD	100,000	Jun 20 2018	SOCIETE GENERALE	(745)
PLN	1,260,187	EUR	300,000	Jun 20 2018	SOCIETE GENERALE	(10,068)
RUB	12,471,000	USD	200,000	Jun 20 2018	SOCIETE GENERALE	(722)
SEK	8,272,880	EUR	800,000	Jun 20 2018	SOCIETE GENERALE	2,861
SGD	261,271	USD	200,000	Jun 20 2018	SOCIETE GENERALE	(4,785)
THB	4,666,545	USD	150,000	Jun 20 2018	SOCIETE GENERALE	(4,030)
TRY	452,498	USD	100,000	Jun 20 2018	SOCIETE GENERALE	(865)
USD	1,049,149	AUD	1,398,120	Jun 01 2018	SOCIETE GENERALE	(8,187)
USD	1,059,481	AUD	1,398,120	Jun 04 2018	SOCIETE GENERALE	2,132
USD	1,058,103	AUD	1,398,120	Jun 05 2018	SOCIETE GENERALE	749
USD	350,000	BRL	1,244,463	Jun 20 2018	SOCIETE GENERALE	16,484
USD	379,592	CAD	488,829	Jun 01 2018	SOCIETE GENERALE	2,577
USD	377,197	CAD	488,829	Jun 04 2018	SOCIETE GENERALE	163
USD	1,666,699	CHF	1,646,399	Jun 01 2018	SOCIETE GENERALE	(3,884)
USD	1,664,071	CHF	1,646,399	Jun 04 2018	SOCIETE GENERALE	(6,900)
USD	1,671,929	CHF	1,646,399	Jun 05 2018	SOCIETE GENERALE	828
USD	300,000	CLP	187,307,730	Jun 20 2018	SOCIETE GENERALE	2,684
USD	50,000	CNH	321,037	Jun 20 2018	SOCIETE GENERALE	(30)
USD	3,240,226	EUR	2,808,600	Jun 01 2018	SOCIETE GENERALE	(43,364)
USD	3,176,783	EUR	2,724,000	Jun 04 2018	SOCIETE GENERALE	(8,522)
USD	3,109,270	EUR	2,660,520	Jun 05 2018	SOCIETE GENERALE	(2,008)
USD	928,196	GBP	698,785	Jun 01 2018	SOCIETE GENERALE	(767)
USD	929,174	GBP	698,785	Jun 04 2018	SOCIETE GENERALE	100
USD	200,000	ILS	717,566	Jun 20 2018	SOCIETE GENERALE	(1,590)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI-ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

May 31, 2018

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
USD	150,000	INR	10,197,391	Jun 20 2018	SOCIETE GENERALE	(770)
USD	328,329	JPY	35,549,510	Jun 01 2018	SOCIETE GENERALE	1,524
USD	326,434	JPY	35,549,510	Jun 04 2018	SOCIETE GENERALE	(426)
USD	401,276	JPY	43,596,240	Jun 05 2018	SOCIETE GENERALE	408
USD	50,000	KRW	53,645,787	Jun 20 2018	SOCIETE GENERALE	201
USD	50,000	PHP	2,637,313	Jun 20 2018	SOCIETE GENERALE	(144)
USD	100,000	RUB	6,178,014	Jun 20 2018	SOCIETE GENERALE	1,279
USD	50,000	SGD	67,292	Jun 20 2018	SOCIETE GENERALE	(279)
USD	50,000	THB	1,600,721	Jun 20 2018	SOCIETE GENERALE	(71)
USD	100,000	TRY	415,537	Jun 20 2018	SOCIETE GENERALE	8,962
USD	100,000	TRY	468,972	Sep 19 2018	SOCIETE GENERALE	1,069
USD	200,000	TWD	5,938,165	Jun 20 2018	SOCIETE GENERALE	1,523
USD	100,000	ZAR	1,242,568	Jun 20 2018	SOCIETE GENERALE	2,656
ZAR	1,823,787	USD	150,000	Jun 20 2018	SOCIETE GENERALE	(7,122)
Total Forward Foreign Currency Contracts						$(61,745)

AUD	Australian Dollar	PLN	Polish Zloty
BRL	Brazilian Real	RBOB	Reformulated Blendstock for Oxygenate Blending
CAD	Canadian Dollar	RUB	Russian Ruble
CBOT	Chicago Board of Trade	SEK	Swedish Krona
CHF	Swiss Franc	SGD	Singapore Dollar
CLP	Chilean Peso	SGX	Singapore Exchange
CNH	Chinese Yuan Renminbi	THB	Thai Baht
DAX	Deutscher Aktienindex	TRY	Turkish Lira
DJIA	Dow Jones Industrial Average	TSX	Toronto Stock Exchange
EUR	Euro	TWD	Taiwan Dollar
FTSE	Financial Times Stock Exchange	USD	United States Dollar
GBP	British Pound	WTI	West Texas Intermediate
HUF	Hungarian Forint	ZAR	South African Rand
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
LME	London Mercantile Exchange
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL LIMITED

NOTES TO CONSOLIDATED PORTFOLIOS OF INVESTMENTS

May 31, 2018

(Unaudited)

CONSOLIDATION OF SUBSIDIARY — The Abbey Capital Futures Strategy Fund (the "ACFSF") seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy. The Managed Futures strategy will be achieved by the ACFSF investing up to 25% of its total assets in Abbey Capital Futures Strategy Offshore Fund Limited, a wholly-owned and controlled subsidiary of the ACFSF organized under the laws of the Cayman Islands (the “Subsidiary”). The consolidated financial statements of the ACFSF include the Subsidiary. The ACFSF consolidates the results of subsidiaries in which the ACFSF holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of May 31, 2018, the net assets of the Subsidiary were $206,620,081, which represented 20.86% of the ACFSF's net assets.

The Abbey Capital Mulit-Asset Fund (the "ACMAF") seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a "Long U.S. Equity" strategy and a “Fixed Income” strategy. The Managed Futures strategy will be achieved by the ACMAF investing up to 25% of its total assets in Abbey Capital Multi-Asset Offshore Fund Limited, a wholly-owned and controlled subsidiary of the ACMAF organized under the laws of the Cayman Islands (the “Subsidiary”). The consolidated financial statements of the ACMAF include the Subsidiary. The ACMAF consolidates the results of subsidiaries in which the ACMAF holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of May 31, 2018, the net assets of the Subsidiary were $4,216,445 which represented 21.02% of the ACMAF's net assets.

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2018, in valuing the Funds' investments carried at fair value.

ABBEY CAPITAL FUTURES STRATEGY FUND

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$841,168,263	$841,168,263	$-	$-
Commodity Contracts
Futures Contracts	3,096,818	3,096,818	-	-
Equity Contracts
Futures Contracts	2,276,603	2,276,603	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	16,038,833	-	16,038,833	-
Futures Contracts	8,038,204	8,038,204	-	-
Purchased Options	2,565,542	2,565,542	-	-
Interest Rate Contracts
Futures Contracts	9,385,179	9,385,179	-	-
Purchased Options	3,050,946	3,050,946	-	-
Total Assets	$885,620,388	$869,581,555	$16,038,833	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(9,115,832)	$(9,115,832)	$-	$-
Equity Contracts
Futures Contracts	(6,351,738)	(6,351,738)	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(27,354,607)	-	(27,354,607)	-
Futures Contracts	(2,478,513)	(2,478,513)	-	-
Written Options	(11,469)	(11,469)	-	-
Interest Rate Contracts
Futures Contracts	(5,317,565)	(5,317,565)	-	-
Written Options	(1,342,205)	(1,342,205)	-	-
Total Liabilities	$(51,971,929)	$(24,617,322)	$(27,354,607)	$-

ABBEY CAPITAL MULTI-ASSET FUND

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$14,633,417	$14,633,417	$-	$-
Commodity Contracts
Futures Contracts	161,989	161,989	-	-
Equity Contracts
Futures Contracts	282,105	282,105	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	83,035	-	83,035	-
Futures Contracts	94,529	94,529	-	-
Interest Rate Contracts
Futures Contracts	82,001	82,001	-	-
Total Assets	$15,337,076	$15,254,041	$83,035	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(141,266)	$(141,266)	$-	$-
Equity Contracts
Futures Contracts	(213,239)	(213,239)	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(144,780)	-	(144,780)	-
Futures Contracts	(71,752)	(71,752)	-	-
Interest Rate Contracts
Futures Contracts	(89,629)	(89,629)	-	-
Total Liabilities	$(660,666)	$(515,886)	$(144,780)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2018, the Funds had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following tables list the fair values of the Funds' derivative holdings as of May 31, 2018, grouped by contract type and risk exposure category.

ABBEY CAPITAL FUTURES STRATEGY FUND

		INTEREST	FOREIGN
	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL
Asset Derivatives
Purchased Options	$-	$3,050,946	$2,565,542	$-	$5,616,488
Forward Contracts	-	-	16,038,833	-	16,038,833
Futures Contracts	2,276,603	9,385,179	8,038,204	3,096,818	22,796,804
Total Value- Assets	$2,276,603	$12,436,125	$26,642,579	$3,096,818	$44,452,125
Liability Derivatives
Written Options	$-	$(1,342,205)	$(11,469)	$-	$(1,353,674)
Forward Contracts	-	-	(27,354,607)	-	(27,354,607)
Futures Contracts	(6,351,738)	(5,317,565)	(2,478,513)	(9,115,832)	(23,263,648)
Total Value- Liabilities	$(6,351,738)	$(6,659,770)	$(29,844,589)	$(9,115,832)	$(51,971,929)

ABBEY CAPITAL LIMITED

NOTES TO CONSOLIDATED PORTFOLIOS OF INVESTMENTS (CONTINUED)

MAY 31, 2018

(Unaudited)

ABBEY CAPITAL MULTI-ASSET FUND

		INTEREST	FOREIGN
	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL
Asset Derivatives
Forward Contracts	$-	$-	$83,035	$-	$83,035
Futures Contracts	282,105	82,001	94,529	161,989	620,624
Total Value- Assets	$282,105	$82,001	$177,564	$161,989	$703,659
Liability Derivatives
Forward Contracts	$-	$-	$(144,780)	$-	$(144,780)
Futures Contracts	(213,239)	(89,629)	(71,752)	(141,266)	(515,886)
Total Value- Liabilities	$(213,239)	$(89,629)	$(216,532)	$(141,266)	$(660,666)

For the period ended May 31, 2018, the Funds' average volume of derivatives was as follows:

ABBEY CAPITAL FUTURES STRATEGY FUND

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)	LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS - PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS - RECEIVABLE (VALUE AT TRADE DATE)
$2,724,266	$(1,092,155)	$3,093,300,400	$(2,457,035,476)	$(1,989,966,751)	$1,987,402,954

ABBEY CAPITAL MULTI-ASSET FUND

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS - PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS - RECEIVABLE (VALUE AT TRADE DATE)
$83,779,971	$(41,396,538)	$(45,470,176)	$45,408,431

PURCHASED OPTIONS — Each Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. The risk associated with purchasing an option is that the Funds pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — Each Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter (OTC) options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The Funds' maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

FUTURES CONTRACTS — Each Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Funds must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Funds agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds' basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Funds to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Funds to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Funds are subject to foreign investment and currency risk. The Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Funds' investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Funds record realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Administrative and Support Services — 0.8%
ASGN, Inc.*	3,035	$233,695
Conduent, Inc.*	26,050	501,463
Premier, Inc., Class A*	51,913	1,693,402
		2,428,560
Aerospace/Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc.*	27,073	783,493
Aerovironment, Inc.*	1,433	82,913
Cubic Corp.	19,644	1,366,240
Curtiss-Wright Corp.	2,004	255,009
Kaman Corp.	2,787	197,236
Moog, Inc., Class A	1,762	143,656
National Presto Industries, Inc.	1,073	121,142
Orbital ATK, Inc.	1,778	237,754
Triumph Bancorp, Inc.*	10,856	445,639
		3,633,082
Agriculture — 0.1%
Andersons, Inc., (The)	3,403	109,917
Universal Corp.	1,451	95,984
		205,901
Airlines — 0.2%
Hawaiian Holdings, Inc.	2,251	83,287
SkyWest, Inc.	8,137	463,809
		547,096
Apparel — 0.8%
Citi Trends, Inc.	8,061	241,911
Crocs, Inc.*	36,639	653,640
Lakeland Industries, Inc.*	23,652	338,224
Oxford Industries, Inc.	1,483	122,377
Skechers U.S.A., Inc., Class A*	6,336	184,124
Steven Madden Ltd.	3,222	170,283
Stitch Fix, Inc., Class A*	26,293	499,041
Unifi, Inc.*	2,830	89,173
Wolverine World Wide, Inc.	5,464	183,208
		2,481,981
Auto Parts & Equipment — 1.3%
American Axle & Manufacturing Holdings, Inc.*	12,536	198,320
Briggs & Stratton Corp.	2,307	42,564
Carvana Co., Class A*	21,361	616,265
Gentherm, Inc.*	3,355	118,767
Motorcar Parts of America, Inc.*	34,876	748,090
Spartan Motors, Inc.	73,986	1,146,783
Superior Industries International, Inc.	3,595	62,913
Unique Fabricating, Inc.	82,960	766,550
Westport Fuel Systems, Inc.*	118,665	312,089
		4,012,341

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Banks — 7.1%
American River Bankshares	45,350	707,460
Atlantic Capital Bancshares, Inc.*	26,552	557,592
Bank of Commerce Holdings	57,490	684,131
Banner Corp.	1,722	103,234
Boston Private Financial Holdings, Inc.	14,098	239,666
Central Pacific Financial Corp.	4,851	142,813
City Holding Co.	4,208	312,612
CoBiz Financial, Inc.	13,008	290,339
Community Bank System, Inc.	1,997	119,580
CVB Financial Corp.	8,715	202,101
Esquire Financial Holdings, Inc.*	44,236	1,156,771
Farmers National Bancorp	40,980	647,484
FCB Financial Holdings, Inc.*	14,534	885,847
First BanCorp*	46,257	358,492
First Bancshares, Inc., (The)	15,680	538,608
First Citizens BancShares, Inc., Class A	859	377,350
First Commonwealth Financial Corp.	11,374	178,458
First Financial Bancorp	7,350	231,158
First Financial Bankshares, Inc.	6,581	346,161
First Northwest Bancorp*	23,460	382,633
First of Long Island Corp.	11,253	286,952
Glacier Bancorp, Inc.	3,879	151,242
Heritage Commerce Corp.	21,264	362,764
Home BancShares, Inc.	11,434	263,211
Hope Bancorp, Inc.	14,673	263,967
Horizon Bancorp	25,585	802,601
Independent Bank Corp.	1,226	96,057
Live Oak Bancshares, Inc.	25,568	755,534
MB Financial, Inc.	6,569	324,443
Metropolitan Bank Holding Corp.*	11,610	592,807
Midland States Bancorp, Inc.	22,550	731,522
MidSouth Bancorp, Inc.	41,570	577,823
Northeast Bancorp	32,430	706,974
Northrim BanCorp, Inc.	13,010	516,497
OFG Bancorp	8,517	120,090
Opus Bank	3,209	94,986
Oritani Financial Corp.	3,178	50,530
Orrstown Financial Services, Inc.	15,980	414,681
Parke Bancorp, Inc.	17,072	374,730
People's Utah Bancorp	23,360	851,472
Preferred Bank	7,915	504,186
Premier Financial Bancorp, Inc.	35,180	788,032
Southside Bancshares, Inc.	4,513	154,119
Sterling Bancorp, Inc.	24,740	336,959
Summit Financial Group, Inc.	25,940	668,733
Texas Capital Bancshares, Inc.*	1,396	134,505
Tompkins Financial Corp.	1,660	139,888
TriState Capital Holdings, Inc.*	14,512	372,958
TrustCo Bank Corp.	22,076	192,061
UMB Financial Corp.	3,746	288,629
United Bankshares, Inc.	5,943	216,622
United Community Banks, Inc.	28,851	936,503
Walker & Dunlop, Inc.	1,239	69,533
West Bancorporation, Inc.	22,130	552,144
Westamerica Bancorp	2,698	154,407
		22,310,652

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Beverages — 0.5%
Farmer Brothers Co.*	21,549	629,231
MGP Ingredients, Inc.	7,582	671,386
Primo Water Corp.*	22,698	385,412
		1,686,029
Biotechnology — 1.5%
Acorda Therapeutics, Inc.*	3,666	96,232
ANI Pharmaceuticals, Inc.*	2,019	127,783
Blueprint Medicines Corp.*	6,911	581,077
Cambrex Corp.*	1,154	52,276
ChromaDex Corp.*	78,373	264,117
Foundation Medicine, Inc.*	7,019	695,934
Ligand Pharmaceuticals, Inc.*	1,187	228,177
Loxo Oncology, Inc.*	7,739	1,372,357
Medicines Co., (The)*	4,827	163,442
Momenta Pharmaceuticals, Inc.*	8,455	199,538
Myriad Genetics, Inc.*	2,083	76,050
NeoGenomics, Inc.*	75,842	879,767
Ovid Therapeutics, Inc.*	14,613	115,297
		4,852,047
Building Materials — 1.5%
AAON, Inc.	2,382	72,651
Apogee Enterprises, Inc.	1,956	85,379
Armstrong Flooring, Inc.*	43,760	573,256
Armstrong World Industries, Inc.*	19,738	1,196,123
Aspen Aerogels, Inc.*	62,996	316,240
Gibraltar Industries, Inc.*	4,141	164,191
Griffon Corp.	4,619	104,851
M/I Homes, Inc.*	4,319	119,982
New Relic, Inc.*	6,375	647,636
PGT Innovations, Inc.*	17,852	369,536
Simpson Manufacturing Co., Inc.	2,069	130,988
Summit Materials, Inc., Class A*	21,712	617,055
Universal Forest Products, Inc.	8,103	298,028
		4,695,916
Chemicals — 1.0%
A Schulman, Inc.	1,631	71,356
AdvanSix, Inc.*	3,845	140,381
Balchem Corp.	1,142	110,123
CARBO Ceramics, Inc.*	4,304	41,404
Chemours Co., (The)	9,276	454,431
HB Fuller Co.	4,743	244,502
Innophos Holdings, Inc.	3,318	157,705
Innospec, Inc.	1,121	85,981
KMG Chemicals, Inc.	6,213	415,339
Koppers Holdings, Inc.*	2,012	81,084
Kraton Corp.*	2,728	132,363
Landec Corp.*	72,398	1,020,812
Rayonier Advanced Materials, Inc.	6,815	122,057
Stepan Co.	2,701	196,363
		3,273,901

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Coal — 0.0%
SunCoke Energy, Inc.*	4,934	66,806
Commercial Services — 5.6%
ABM Industries, Inc.	2,589	73,683
AMN Healthcare Services, Inc.*	3,294	186,111
ARC Document Solutions, Inc.*	128,170	249,931
AstroNova, Inc.	31,917	603,231
Barrett Business Services, Inc.	15,314	1,320,373
BG Staffing, Inc.	49,490	914,080
Brink's Co., (The)	4,054	321,280
CAI International, Inc.*	23,610	566,876
Capella Education Co.	1,954	185,532
Care.com, Inc.*	60,707	1,259,063
Chegg, Inc.*	41,874	1,171,216
CRA International, Inc.	8,340	451,194
Everi Holdings, Inc.*	38,220	286,268
Global Medical REIT, Inc.	68,760	614,714
Green Dot Corp.*	4,948	352,644
Healthcare Services Group, Inc.	3,392	122,621
HealthEquity, Inc.*	9,686	719,767
HMS Holdings Corp.*	9,256	200,207
Hostess Brands, Inc., Class A*	135,570	1,847,819
Insperity, Inc.	2,292	210,864
Kelly Services, Inc., Class A	19,482	436,592
Korn/Ferry International	4,210	230,203
MarketAxess Holdings, Inc.	2,439	521,092
Matthews International Corp.	1,608	88,440
Medifast, Inc.	7,530	1,103,070
Monro Muffler Brake, Inc.	1,316	73,827
Navigant Consulting, Inc.*	3,071	74,810
Quanta Services, Inc.*	17,469	629,059
Resources Connection, Inc.	48,811	812,703
SP Plus Corp.*	10,791	388,476
Strayer Education, Inc.	1,101	120,339
Team, Inc.*	16,431	349,159
Teladoc, Inc.*	16,678	848,910
Viad Corp.	7,710	407,859
		17,742,013
Computers — 3.3%
CACI International, Inc.*	1,145	190,814
Computer Services, Inc.	19,369	946,176
DMC Global, Inc.	49,263	2,209,446
Engility Holdings, Inc.*	3,736	117,460
ExlService Holdings, Inc.*	1,497	84,865
Insight Enterprises, Inc.*	2,176	102,054
Lumentum Holdings, Inc.*	11,918	700,182
MAXIMUS, Inc.	1,853	112,848
Mercury Systems, Inc.*	2,290	84,570
Mitek Systems, Inc.*	80,435	695,763
MTS Systems Corp.	1,771	92,800
Nutanix, Inc., Class A*	11,216	599,495
PAR Technology Corp.*	48,139	674,427
Quantum Corp.*	152,383	460,197
SendGrid, Inc.*	21,432	568,805
Sykes Enterprises, Inc.*	20,699	582,677
USA Technologies, Inc.*	40,759	548,209
Varonis Systems, Inc.*	13,193	1,024,436
WNS Holdings Ltd., ADR*	12,410	634,647
		10,429,871

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Cosmetics/Personal Care — 0.0%
Inter Parfums, Inc.	2,289	122,004
Distribution/Wholesale — 0.9%
Anixter International, Inc.*	1,549	94,876
Essendant, Inc.	14,289	199,903
Fossil Group, Inc.*	7,293	159,571
G-III Apparel Group Ltd.*	13,694	573,779
Pool Corp.	2,106	300,990
ScanSource, Inc.*	3,047	119,290
SiteOne Landscape Supply, Inc.*	12,597	952,963
Titan Machinery, Inc.*	16,928	306,227
		2,707,599
Diversified Financial Services — 2.7%
Alcentra Capital Corp.	76,900	515,230
Baycom Corp.*	7,498	180,102
Encore Capital Group, Inc.*	4,540	179,103
Enova International, Inc.*	41,598	1,397,693
Evercore Partners, Inc., Class A	6,651	694,364
Fidelity Southern Corp.	2,036	49,719
Financial Engines, Inc.	3,587	160,160
First Business Financial Services, Inc.	11,450	296,326
First Merchants Corp.	16,476	749,493
Greenhill & Co., Inc.	3,731	98,312
Interactive Brokers Group, Inc., Class A	3,063	222,925
Investment Technology Group, Inc.	2,378	52,173
LendingTree, Inc.*	2,205	570,875
Moelis & Co., Class A	10,417	617,207
Oaktree Specialty Lending Corp.	167,830	825,724
OP Bancorp*	30,150	373,860
PRA Group, Inc.*	3,304	127,534
Silvercrest Asset Management Group, Inc., Class A	65,382	1,039,574
WageWorks, Inc.*	1,878	89,111
World Acceptance Corp.*	2,155	232,417
		8,471,902
Education Services — 0.1%
Career Education Corp.*	19,976	307,431
Electric — 0.2%
ALLETE, Inc.	4,232	325,102
Avista Corp.	1,395	73,154
El Paso Electric Co.	1,366	80,048
		478,304
Electrical Components & Equipment — 0.7%
Advanced Energy Industries, Inc.*	2,466	161,597
Encore Wire Corp.	1,278	61,855
EnerSys	3,171	253,395
General Cable Corp.	4,266	126,487
Insteel Industries, Inc.	2,584	80,828
Littelfuse, Inc.	4,492	974,989
Powell Industries, Inc.	10,135	342,664
SPX Corp.*	4,521	154,889
		2,156,704

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Electronics — 2.0%
Brady Corp., Class A	2,928	114,192
Coherent, Inc.*	1,014	169,389
ESCO Technologies, Inc.	1,920	107,712
FARO Technologies, Inc.*	8,085	433,760
II-VI, Inc.*	17,448	766,840
Itron, Inc.*	4,655	265,801
Ituran Location and Control Ltd.	22,211	732,963
Methode Electronics, Inc.	2,476	99,411
Napco Security Technologies, Inc.*	51,080	605,298
OSI Systems, Inc.*	8,106	555,909
Plexus Corp.*	2,641	153,574
Rogers Corp.*	7,831	892,421
Sanmina Corp.*	6,648	191,462
TTM Technologies, Inc.*	8,548	154,120
ZAGG, Inc.*	70,440	1,070,688
		6,313,540
Energy-Alternate Sources — 0.4%
Green Plains, Inc.	3,277	69,964
Hydrogenics Corp.*	39,346	318,703
REX American Resources Corp.*	1,231	93,581
SolarEdge Technologies, Inc.*	9,603	536,328
TPI Composites, Inc.*	14,357	377,589
		1,396,165
Engineering & Construction — 2.0%
Aegion Corp.*	5,582	143,458
Argan, Inc.	12,270	474,849
Comfort Systems USA, Inc.	4,006	187,681
Dycom Industries, Inc.*	5,670	528,217
EMCOR Group, Inc.	4,741	359,984
Exponent, Inc.	1,390	136,637
Granite Construction, Inc.	11,185	636,091
MasTec, Inc.*	14,179	661,450
MYR Group, Inc.*	4,168	162,719
NV5 Global, Inc.*	25,898	1,626,394
Primoris Services Corp.	21,599	563,086
Sterling Construction Co., Inc.*	55,296	702,812
TopBuild Corp.*	2,707	227,253
		6,410,631
Entertainment — 1.1%
Eldorado Resorts, Inc.*	12,325	557,090
Gaia, Inc., Class A*	27,239	517,541
Golden Entertainment, Inc.*	16,255	496,103
International Speedway Corp., Class B	8,389	349,821
Pinnacle Entertainment, Inc.*	3,069	104,070
PlayAGS, Inc.*	19,411	491,486
Red Rock Resorts, Inc., Class A	17,175	591,507
Scientific Games Corp.*	6,167	365,703
		3,473,321
Environmental Control — 0.2%
Tetra Tech, Inc.	3,198	175,730
Xerium Technologies, Inc.*	59,876	441,885
		617,615

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Food — 1.2%
B&G Foods, Inc.	2,659	74,851
Biglari Holdings, Inc., Class A*	230	246,100
Biglari Holdings, Inc., Class B*	2,300	494,937
Calavo Growers, Inc.	5,688	500,544
Cal-Maine Foods, Inc.*	1,158	55,642
Chefs' Warehouse, Inc. (The)*	16,063	436,914
Darling Ingredients, Inc.*	8,943	168,039
DineEquity, Inc.	3,392	215,222
Ingles Markets, Inc., Class A	32,020	918,974
J&J Snack Foods Corp.	681	96,443
John B Sanfilippo & Son, Inc.	548	37,165
Noodles & Co.*	8,805	76,163
Potbelly Corp.*	13,416	178,433
Sanderson Farms, Inc.	1,371	134,193
SpartanNash Co.	2,453	60,736
SUPERVALU, Inc.*	10,669	197,270
		3,891,626
Forest Products & Paper — 0.2%
Neenah Paper, Inc.	1,332	108,092
PH Glatfelter Co.	2,957	51,718
Schweitzer-Mauduit International, Inc.	1,486	65,102
Skyline Corp.	12,093	383,832
		608,744
Gas — 0.3%
New Jersey Resources Corp.	2,340	103,896
Northwest Natural Gas Co.	2,390	142,922
South Jersey Industries, Inc.	4,502	149,106
Southwest Gas Holdings, Inc.	1,612	122,028
Spire, Inc.	5,337	380,261
		898,213
Hand / Machine Tools — 0.0%
Franklin Electric Co., Inc.	1,615	74,694
Healthcare-Products — 6.0%
Abaxis, Inc.	1,761	145,811
ABIOMED, Inc.*	1,544	588,480
Alpha Pro Tech Ltd.*	44,141	154,493
Aratana Therapeutics, Inc.*	35,099	179,005
AxoGen, Inc.*	13,530	664,323
Axon Enterprise, Inc.*	18,628	1,186,231
BioLife Solutions, Inc.*	97,759	1,046,999
Cantel Medical Corp.	1,814	197,889
Cerus Corp.*	67,162	442,598
CRH Medical Corp.*	287,280	991,116
CryoLife, Inc.*	25,961	715,226
Cutera, Inc.*	12,654	531,468
Haemonetics Corp.*	3,260	294,541
ICU Medical, Inc.*	578	168,227
Inogen, Inc.*	6,320	1,154,601
Integra LifeSciences Holdings Corp.*	3,088	199,300
Intersect ENT, Inc.*	11,147	475,420
Invacare Corp.	5,623	92,779
iRadimed Corp.*	31,317	580,930
iRhythm Technologies, Inc.*	21,470	1,632,364
Masimo Corp.*	3,409	337,661
Merit Medical Systems, Inc.*	9,315	477,859
Natus Medical, Inc.*	2,393	88,302
Novocure Ltd.*	22,241	699,479
NuVasive, Inc.*	1,651	84,630
OraSure Technologies, Inc.*	37,836	643,590
Owens & Minor, Inc.	10,072	164,174
Quidel Corp.*	9,643	604,616
Repligen Corp.*	22,842	997,739
Sientra, Inc.*	31,638	571,382
Tactile Systems Technology, Inc.*	30,385	1,508,008
ViewRay, Inc.*	71,580	516,092
West Pharmaceutical Services, Inc.	9,032	839,976
		18,975,309

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Healthcare-Services — 1.0%
Amedisys, Inc.*	10,917	833,513
Chemed Corp.	621	202,446
Ensign Group, Inc., (The)	2,070	75,783
Kindred Healthcare, Inc.*	5,940	53,163
LHC Group, Inc.*	2,720	209,358
Magellan Health, Inc.*	2,346	214,542
Natera, Inc.*	35,677	415,994
OrthoPediatrics Corp.*	21,320	448,999
Providence Service Corp., (The)*	2,212	159,264
Psychemedics Corp.	22,388	445,521
Select Medical Holdings Corp.*	2,823	51,096
US Physical Therapy, Inc.	1,232	115,007
		3,224,686
Home Builders — 0.7%
Cavco Industries, Inc.*	3,041	631,312
LGI Homes, Inc.*	10,333	629,383
Meritage Homes Corp.*	3,035	137,334
PICO Holdings, Inc.*	49,348	545,296
William Lyon Homes, Class A*	2,272	54,187
Winnebago Industries, Inc.	5,231	189,624
		2,187,136
Home Furnishings — 1.0%
American Woodmark Corp.*	1,043	107,533
Aspen Group, Inc.*	66,749	500,618
At Home Group, Inc.*	16,452	569,404
Cactus, Inc., Class A*	8,602	290,059
DXP Enterprises, Inc.*	1,117	43,585
EnviroStar, Inc.	12,357	475,744
Floor & Decor Holdings, Inc.*	13,210	620,870
Hooker Furniture Corp.	8,270	308,471
iRobot Corp.*	968	60,413
RH*	2,622	256,248
		3,232,945
Household Products / Wares — 0.6%
Acme United Corp.	11,359	256,713
Lifetime Brands, Inc.	49,780	542,602
Roku, Inc., Class A*	20,424	765,083
Toro Co., (The)	5,348	310,184
WD-40 Co.	995	136,862
		2,011,444
Insurance — 2.0%
American Equity Investment Life Holding Co.	11,107	393,632
American National Insurance Co.	4,400	523,600
AMERISAFE, Inc.	628	37,460
Atlas Financial Holdings, Inc.*	29,800	320,350
Employers Holdings, Inc.	3,729	147,668
Genworth Financial, Inc.*	115,950	398,868
Goosehead Insurance, Inc., Class A*	21,657	349,761
HCI Group, Inc.	2,004	83,086
Heritage Insurance Holdings, Inc.	46,130	778,674
Horace Mann Educators Corp.	2,570	113,594
Infinity Property & Casualty Corp.	1,346	194,766
Kinsale Capital Group, Inc.	5,943	314,741
RLI Corp.	1,478	97,075
Safety Insurance Group, Inc.	1,926	165,636
Selective Insurance Group, Inc.	3,866	219,782
Stewart Information Services Corp.	1,513	63,833
White Mountains Insurance Group Ltd.	2,358	2,127,105
		6,329,631

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Internet — 3.1%
8x8, Inc.*	4,788	89,536
Blucora, Inc.*	3,569	135,444
Boingo Wireless, Inc.*	45,803	985,223
Cars.com, Inc.*	48,100	1,235,208
ePlus, Inc.*	6,646	604,454
Etsy, Inc.*	20,785	672,187
HealthStream, Inc.	2,625	73,106
magicJack VocalTec Ltd.*	121,490	1,026,590
Mimecast Ltd.*	40,942	1,824,785
New Media Investment Group, Inc.	4,294	71,710
One Stop Systems, Inc.*	87,560	401,900
PC-Tel, Inc.*	44,392	295,207
Q2 Holdings, Inc.*	6,681	381,819
Rosetta Stone, Inc.*	60,006	973,297
Stamps.com, Inc.*	1,004	251,803
Zendesk, Inc.*	11,290	630,998
		9,653,267
Investment Companies — 1.2%
Acacia Research Corp.*	127,690	491,606
Cannae Holdings, Inc.*	98,379	1,966,596
Capital Southwest Corp.	34,226	581,842
PennantPark Floating Rate Capital Ltd.	48,447	660,333
		3,700,377
Iron / Steel — 0.0%
AK Steel Holding Corp.*	14,144	63,931
Leisure Time — 1.1%
Callaway Golf Co.	50,105	948,989
Century Casinos, Inc.*	38,775	329,200
Lindblad Expeditions Holdings, Inc.*	51,954	623,448
Malibu Boats, Inc., Class A*	22,730	974,662
MCBC Holdings, Inc.*	25,421	749,665
		3,625,964
Lodging — 0.7%
Belmond Ltd., Class A*	10,812	129,203
Boyd Gaming Corp.	25,756	972,289
Civeo Corp.*	97,393	360,354
ILG, Inc.	8,186	280,289
Marcus Corp., (The)	10,257	323,608
Monarch Casino & Resort, Inc.*	3,416	152,149
		2,217,892
Machinery-Diversified — 3.1%
Albany International Corp., Class A	1,126	69,249
Altra Industrial Motion Corp.	6,800	281,180
Applied Industrial Technologies, Inc.	1,045	72,889
ASV Holdings, Inc.*	49,340	318,243
Blackline, Inc.*	14,233	592,377
Chart Industries, Inc.*	2,562	165,070
Columbus McKinnon Corp.	28,379	1,175,742
ExOne Co., (The)*	36,509	247,166
Hurco Cos., Inc.	17,690	848,235
Kadant, Inc.	3,821	372,739
Manitex International, Inc.*	105,790	1,231,396
Newpark Resources, Inc.*	4,506	48,890
NN, Inc.	35,300	762,480
Nova Measuring Instruments Ltd.*	7,392	215,551
SPX FLOW, Inc.*	10,543	459,359
Tennant Co.	1,504	118,515
Twin Disc, Inc.*	64,547	1,789,243
Vuzix Corp.*	53,344	338,734
Welbilt, Inc.*	30,129	586,612
		9,693,670

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Management Consulting — 0.1%
Cardlytics, Inc.*	10,732	219,147
Sandstorm Gold Ltd.*	35,145	159,207
		378,354
Media — 0.4%
Gannett Co., Inc.	8,195	86,621
Liberty Latin America Ltd., Class C*	42,120	904,738
Scholastic Corp.	1,251	56,282
TiVo Corp.	7,248	104,371
		1,152,012
Medical Equipment and Supplies Manufacturing — 0.5%
AngioDynamics, Inc.*	1,976	41,555
Argenx SE, ADR*	5,376	513,408
Inspire Medical Systems, Inc.*	11,000	330,000
Mirati Therapeutics, Inc.*	13,705	582,462
		1,467,425
Metal Fabricate/Hardware — 0.8%
CIRCOR International, Inc.	889	42,788
Haynes International, Inc.	19,234	818,984
Lawson Products, Inc.*	13,438	323,184
Mueller Industries, Inc.	4,223	127,535
Northwest Pipe Co.*	41,860	881,153
Quanex Building Products Corp.	3,917	65,806
TimkenSteel Corp.*	8,182	143,430
		2,402,880
Mining — 1.0%
A-Mark Precious Metals, Inc.	22,692	312,923
Astec Industries, Inc.	8,877	519,393
Century Aluminum Co.*	18,637	330,248
Compass Minerals International, Inc.	7,580	495,732
Kaiser Aluminum Corp.	1,039	114,560
Liberty Oilfield Services, Inc., Class A*	36,305	771,844
Materion Corp.	1,920	104,736
Penn Virginia Corp.*	2,566	176,951
United States Lime & Minerals, Inc.	4,143	327,297
US Silica Holdings, Inc.	3,074	95,079
		3,248,763
Miscellaneous Manufacturing — 2.7%
Accuray, Inc.*	71,520	314,688
Actuant Corp.	1,678	39,181
Boise Cascade Co.	3,023	144,197
CryoPort, Inc.*	60,901	791,104
Dean Foods Co.	15,470	148,048
EnPro Industries, Inc.	2,498	184,003
Fabrinet*	3,054	107,287
FreightCar America, Inc.	44,382	759,820
Harsco Corp.*	14,378	352,261
Hillenbrand, Inc.	2,960	138,084
IntriCon Corp.*	9,634	306,843
John Bean Technologies Corp.	2,493	220,132
Kornit Digital Ltd.*	19,228	329,760
LCI Industries	1,629	142,863
Luxfer Holdings, PLC	20,060	380,939
Mobile Mini, Inc.	1,196	54,538
Movado Group, Inc.	14,209	697,662
Nautilus, Inc.*	6,521	97,489
Nuvectra Corp.*	59,017	994,436
Proto Labs, Inc.*	5,740	692,244
Pure Storage, Inc., Class A*	26,793	574,978
Restoration Robotics, Inc.*	65,256	210,124
Sleep Number Corp.*	28,299	791,523
Sturm Ruger & Co., Inc.	968	59,290
Vista Outdoor, Inc.*	2,883	48,838
		8,580,332

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Office Furnishings — 0.0%
Interface, Inc.	3,053	69,303
Oil & Gas — 1.7%
Callon Petroleum Co.*	62,372	738,484
Carrizo Oil & Gas, Inc.*	3,085	77,927
Denbury Resources, Inc.*	47,546	202,071
Evolution Petroleum Corp.	31,294	297,293
Gran Tierra Energy, Inc.*	92,840	303,587
HighPoint Resources Corp.*	13,256	94,648
Matador Resources Co.*	22,781	639,463
Murphy USA, Inc.*	17,065	1,139,259
PBF Energy, Inc., Class A	18,400	868,112
PDC Energy, Inc.*	2,969	179,595
QEP Resources, Inc.*	20,000	241,800
Ring Energy, Inc.*	21,281	293,891
SRC Energy, Inc.*	19,542	252,873
Unit Corp.*	9,170	200,273
		5,529,276
Oil & Gas Services — 0.7%
Archrock, Inc.	12,215	141,083
Bristow Group, Inc.	6,128	72,494
Helix Energy Solutions Group, Inc.*	31,897	242,417
Mammoth Energy Services, Inc.*	14,233	537,438
Natural Gas Services Group, Inc.*	21,640	498,802
Profire Energy, Inc.*	127,936	598,740
Solaris Oilfield Infrastructure, Inc., Class A*	13,282	205,074
TETRA Technologies, Inc.*	9,279	39,157
		2,335,205
Packaging & Containers — 0.1%
KapStone Paper and Packaging Corp.	4,714	162,162
Multi-Color Corp.	610	42,334
		204,496
Pharmaceuticals — 3.9%
Aclaris Therapeutics, Inc.*	17,106	309,105
Adamas Pharmaceuticals, Inc.*	8,695	249,025
Adaptimmune Therapeutics PLC, ADR*	22,698	300,522
Adverum Biotechnologies, Inc.*	64,364	402,275
Amneal Pharmaceuticals, Inc.*	6,603	130,343
Anika Therapeutics, Inc.*	1,077	43,791
Arena Pharmaceuticals, Inc.*	11,154	509,961
Array BioPharma, Inc.*	72,763	1,189,675
Atara Biotherapeutics, Inc.*	10,283	512,093
Catalent, Inc.*	18,545	728,077
Champions Oncology, Inc.*	122,421	552,119
Chimerix, Inc.*	34,364	157,043
Clementia Pharmaceuticals, Inc.*	20,892	296,040
Coherus Biosciences, Inc.*	30,506	475,894
Collegium Pharmaceutical, Inc.*	22,029	498,296
CTI BioPharma Corp.*	29,749	127,921
Depomed, Inc.*	10,628	66,106
Diplomat Pharmacy, Inc.*	29,166	686,568
Emergent BioSolutions, Inc.*	3,096	159,630
Enanta Pharmaceuticals, Inc.*	4,093	408,440
Foamix Pharmaceuticals Ltd.*	30,338	158,971
G1 Therapeutics, Inc.*	4,103	177,701
Global Blood Therapeutics, Inc.*	11,872	571,637
Imprimis Pharmaceuticals, Inc.*	150,831	336,353
Innoviva, Inc.*	9,226	136,453
Melinta Therapeutics, Inc.*	30,513	199,860
MyoKardia, Inc.*	7,639	363,616
Nektar Therapeutics*	5,506	441,967
Neogen Corp.*	2,310	174,890
Optinose, Inc.*	12,104	279,239
Phibro Animal Health Corp., Class A	2,922	132,074
Prestige Brands Holdings, Inc.*	1,398	46,735
REGENXBIO, Inc.*	9,660	523,572
Savara, Inc.*	13,647	138,108
SESEN BIO, Inc.*	115,346	261,835
Strongbridge Biopharma, PLC*	46,097	299,631
Synergy Pharmaceuticals, Inc.*	89,319	142,017
Viking Therapeutics, Inc.*	28,149	281,209
		12,468,792

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Real Estate — 0.5%
Community Healthcare Trust, Inc.	2,769	76,701
Great Ajax Corp.	31,450	415,454
HFF, Inc.	2,032	68,519
Newmark Group, Inc., Class A	16,320	219,178
RE/MAX Holdings, Inc., Class A	1,360	70,856
Redfin Corp.*	25,498	563,506
Whitestone REIT	3,857	47,210
		1,461,424
REITS — 0.9%
Acadia Realty Trust	4,655	119,866
Agree Realty Corp.	1,641	86,875
Armada Hoffler Properties, Inc.	7,336	105,638
CareTrust REIT, Inc.	3,664	60,419
CBL & Associates Properties, Inc.	37,238	188,424
Cedar Realty Trust, Inc.	9,557	41,955
Chatham Lodging Trust	2,101	43,680
CoreSite Realty Corp.	1,355	143,847
DiamondRock Hospitality Co.	8,155	103,813
EastGroup Properties, Inc.	2,590	241,466
Getty Realty Corp.	5,173	135,067
Government Properties Income Trust	3,430	49,838
Healthcare Realty Trust, Inc.	7,137	194,412
Hersha Hospitality Trust	8,177	173,925
Kite Realty Group Trust	14,493	227,395
Lexington Realty Trust	12,112	104,527
LTC Properties, Inc.	1,853	76,232
Medical Properties Trust, Inc.	5,867	79,615
PS Business Parks, Inc.	1,242	152,219
Retail Opportunity Investments Corp.	3,666	66,428
Summit Hotel Properties, Inc.	6,963	106,464
Universal Health Realty Income Trust	3,469	215,668
Urstadt Biddle Properties, Inc., Class A	3,640	79,534
		2,797,307
Retail — 4.9%
Abercrombie & Fitch Co.	5,117	122,040
Asbury Automotive Group, Inc.*	15,983	1,111,618
Ascena Retail Group, Inc.*	24,230	78,990
Barnes & Noble, Inc.	9,163	53,604
Big 5 Sporting Goods Corp.	86,835	712,047
BJ's Restaurants, Inc.	7,242	405,552
Boot Barn Holdings, Inc.*	25,929	613,999
Buckle, Inc., (The)	4,527	114,307
Build-A-Bear Workshop, Inc.*	70,840	566,720
Casey's General Stores, Inc.	9,068	877,783
Cato Corp., (The), Class A	6,451	147,276
Children's Place, Inc., (The)	1,027	132,226
Chuy's Holdings, Inc.*	4,399	129,551
Cracker Barrel Old Country Store, Inc.	790	123,801
El Pollo Loco Holdings, Inc.*	9,027	95,686
Express, Inc.*	20,245	172,285
EZCORP, Inc., Class A*	6,969	86,416
FirstCash, Inc.	2,930	265,898
Five Below, Inc.*	3,696	261,344
Francesca's Holdings Corp.*	7,667	45,312
Freshpet, Inc.*	25,426	579,713
Genesco, Inc.*	4,461	194,946

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Retail — 4.9% (continued)
Group 1 Automotive, Inc.	953	66,958
Guess?, Inc.	6,372	124,891
Hibbett Sports, Inc.*	15,890	420,290
Ingevity Corp.*	2,186	166,442
J Alexander's Holdings, Inc.*	43,816	525,792
Liberty Expedia Holdings, Inc., Class A*	34,884	1,514,314
Lumber Liquidators Holdings, Inc.*	5,091	107,726
MarineMax, Inc.*	4,583	107,471
Ollie's Bargain Outlet Holdings, Inc.*	8,809	622,796
Papa John's International, Inc.	1,043	53,558
PC Connection, Inc.	26,540	785,319
PCM, Inc.*	68,800	839,360
PetMed Express, Inc.	3,582	128,845
Red Robin Gourmet Burgers, Inc.*	1,719	86,552
Regis Corp.*	8,392	145,098
Shoe Carnival, Inc.	2,090	67,319
Tailored Brands, Inc.	6,230	204,406
Texas Roadhouse, Inc.	12,887	798,607
Tile Shop Holdings, Inc.	8,676	62,467
Vitamin Shoppe, Inc.*	12,924	65,912
Wingstop, Inc.	19,330	978,291
Winmark Corp.	2,588	370,602
World Fuel Services Corp.	15,749	328,839
Zumiez, Inc.*	3,678	89,192
		15,552,161
Savings & Loans — 0.6%
BofI Holding, Inc.*	3,461	142,628
Brookline Bancorp, Inc.	9,875	179,725
Dime Community Bancshares, Inc.	9,884	201,140
FS Bancorp, Inc.	8,480	492,688
Meta Financial Group, Inc.	5,514	623,909
Sterling Bancorp	11,846	290,819
		1,930,909
Scientific Research and Development Services — 0.5%
Codexis, Inc.*	35,534	533,010
CytoSorbents Corp.*	51,679	583,973
TTEC Holdings, Inc.	3,501	123,585
Vericel Corp.*	34,870	469,002
		1,709,570

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Semiconductors — 3.7%
Adesto Technologies Corp.*	32,293	293,866
Amtech Systems, Inc.*	105,690	1,042,103
AXT, Inc.*	118,200	856,950
Cabot Microelectronics Corp.	1,581	178,922
Cavium, Inc.*	567	47,407
Cirrus Logic, Inc.*	3,525	132,117
Cohu, Inc.	35,780	859,436
FGL Holdings*	75,050	622,165
Impinj, Inc.*	24,619	440,680
Kulicke & Soffa Industries, Inc.*	6,419	154,570
MKS Instruments, Inc.	1,371	153,826
Monolithic Power Systems, Inc.	1,952	257,293
nLight, Inc.*	18,449	685,380
NVE Corp.	5,577	616,537
Photronics, Inc.*	6,100	53,070
Power Integrations, Inc.	11,510	864,976
Rambus, Inc.*	3,550	47,783
Rudolph Technologies, Inc.*	3,770	126,295
Semtech Corp.*	17,775	860,310
Silicon Laboratories, Inc.*	5,820	614,592
SMART Global Holdings, Inc.*	9,869	439,467
Tower Semiconductor Ltd.*	12,608	326,799
Ultra Clean Holdings, Inc.*	49,280	868,314
Veeco Instruments, Inc.*	3,748	63,903
Xcerra Corp.*	87,390	1,203,360
Xperi Corp.	2,456	48,506
		11,858,627
Software — 9.8%
ACI Worldwide, Inc.*	25,270	610,270
Altair Engineering, Inc., Class A*	51,590	1,815,452
Alteryx, Inc., Class A*	30,161	1,026,077
American Software, Inc., Class A	41,399	545,225
Apptio, Inc.*	21,156	698,783
Asure Software, Inc.*	90,744	1,590,742
Blackbaud, Inc.	2,160	210,535
Bottomline Technologies de, Inc.*	19,245	915,292
Box, Inc., Class A*	13,949	358,210
Carbon Black, Inc.*	9,896	232,655
Computer Programs & Systems, Inc.	24,976	812,969
Coupa Software, Inc.*	9,055	483,356
CSG Systems International, Inc.	28,178	1,166,006
Ebix, Inc.	2,006	149,648
eGain Corp.*	57,533	736,422
Everbridge, Inc.*	39,335	1,812,163
Evolent Health, Inc., Class A*	38,142	780,004
Five9, Inc.*	20,253	706,627
InnerWorkings, Inc.*	78,830	692,916
Instructure, Inc.*	27,223	1,170,589
j2 Global, Inc.	1,848	156,045
LivePerson, Inc.*	49,549	958,773
Manhattan Associates, Inc.*	1,938	84,342
ManTech International Corp., Class A	12,123	653,551
Medidata Solutions, Inc.*	2,714	209,412
Mitel Networks Corp.*	129,310	1,427,582
MiX Telematics Ltd., SP ADR	29,769	581,091
Omnicell, Inc.*	15,234	709,143
Progress Software Corp.	5,306	200,991
QAD, Inc., Class A	21,362	1,107,620
Quality Systems, Inc.*	3,902	68,675
SharpSpring, Inc.*	118,088	950,608
Shutterfly, Inc.*	7,002	659,168
Simulations Plus, Inc.	31,897	612,422
Smartsheet, Inc., Class A*	35,376	881,570
SYNNEX Corp.	1,652	176,467
Tabula Rasa HealthCare, Inc.*	26,474	1,444,157
Take-Two Interactive Software, Inc.*	3,989	447,087
Talend S.A., ADR*	23,224	1,318,659
Upland Software, Inc.*	18,329	655,812
Virtusa Corp.*	14,423	700,237
Zscaler, Inc.*	21,166	555,819
		31,073,172

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Telecommunications — 3.0%
Acacia Communications, Inc.*	16,571	535,906
AMC Networks, Inc., Class A*	11,720	670,032
ATN International, Inc.	13,966	751,790
Avaya Holdings Corp.*	63,190	1,394,603
Bandwidth, Inc.*	12,839	479,023
CalAmp Corp.*	4,959	105,230
Comtech Telecommunications Corp.	37,580	1,176,254
Consolidated Communications Holdings, Inc.	3,437	38,529
Entercom Communications Corp., Class A	41,880	286,878
Frontier Communications Corp.	25,157	186,916
Fusion Connect, Inc.*	12,323	48,182
Iridium Communications, Inc.*	9,628	146,346
LogMeIn, Inc.	1,382	149,118
NETGEAR, Inc.*	2,616	158,137
ORBCOMM, Inc.*	75,383	728,200
Quantenna Communications, Inc.*	39,425	630,800
QuinStreet, Inc.*	45,195	619,623
RADCOM Ltd.*	23,823	453,828
Viavi Solutions, Inc.*	23,640	224,816
Vonage Holdings Corp.*	62,408	714,572
		9,498,783
Textiles — 0.6%
UniFirst Corp.	11,496	2,041,690
Transportation — 2.5%
Air Transport Services Group, Inc.*	59,945	1,258,845
ArcBest Corp.	4,606	218,555
Atlas Air Worldwide Holdings, Inc.*	8,587	585,204
Echo Global Logistics, Inc.*	14,115	392,397
Forward Air Corp.	15,302	907,715
Heartland Express, Inc.	8,734	163,151
Knight-Swift Transportation Holdings, Inc.	3,275	133,227
Marten Transport Ltd.	32,608	743,463
PAM Transportation Services, Inc.*	26,800	1,088,080
Radiant Logistics, Inc.*	68,987	279,397
Saia, Inc.*	16,441	1,354,738
Stoneridge, Inc.*	21,205	668,594
		7,793,366
Trucking & Leasing — 0.1%
Greenbrier Cos, Inc., (The)	3,222	160,133
Water — 0.1%
American States Water Co.	1,758	98,940
California Water Service Group	1,969	79,252
		178,192
Wholesale Distributors — 0.2%
Patterson Cos, Inc.	31,210	652,913
TOTAL COMMON STOCKS
(Cost $220,238,096)		305,756,026

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
SHORT-TERM INVESTMENTS - 3.7%
STIT-Treasury Portfolio, 1.64% (a)	11,651,980	11,651,980
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,651,980)		11,651,980
TOTAL INVESTMENTS - 100.3%
(Cost $231,890,076)		317,408,006
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(999,021)
NET ASSETS - 100.0%		$316,408,985

*	Non-income producing security.
(a)	Seven-day yield as of May 31, 2018.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 84.9%
Advertising — 0.6%
Multiplus SA	20,800	$145,109
Publicis Groupe SA	995	69,447
WPP, PLC	26,233	432,321
WPP, PLC, SP ADR	885	73,367
		720,244
Aerospace/Defense — 0.5%
Airbus Group SE	1,361	155,267
BAE Systems, PLC	10,411	88,377
CAE, Inc.	3,531	74,328
Rolls-Royce Holdings, PLC*	5,420	59,318
Safran SA	941	112,238
Ultra Electronic Holdings, PLC	9,035	193,731
		683,259
Agriculture — 1.0%
British American Tabacco, PLC, SP ADR	5,051	258,611
Imperial Brands, PLC, SP ADR	3,128	113,202
Japan Tobacco, Inc.	3,042	81,959
Origin Enterprises, PLC	112,483	710,087
Swedish Match AB	1,713	81,247
		1,245,106
Airlines — 0.8%
Ryanair Holding, PLC, SP ADR*	8,336	966,226
Wizz Air Holdings Ltd., PLC*(a)	1,612	72,803
		1,039,029
Apparel — 0.6%
Adidas AG, SP ADR	928	105,597
Gildan Activewear, Inc.	2,385	68,998
Kering SA	220	126,261
LVMH Moet Hennessy Louis Vuitton SE	364	126,744
LVMH Moet Hennessy Louis Vuitton SE, ADR	3,015	210,688
Puma SE	18	11,104
Shenzhou International Group Holdings Ltd.	11,604	135,050
		784,442
Auto Manufacturers — 1.3%
Bayerische Motoren Werke AG	744	74,343
Bayerische Motoren Werke AG	3,581	313,723
Daimler AG	1,975	142,674
Daimler AG	483	35,106
Fiat Chrysler Automobiles NV*	3,069	71,293
Geely Automobile Holdings Ltd.	29,000	81,436
Honda Motor Ltd., SP ADR	4,262	135,361
Hyundai Motor Co.	822	105,741
Porsche Auto SE	687	50,609
Renault SA	566	54,885
Tata Motors Ltd., SP ADR*	5,138	107,282
Toyota Motor Corp., SP ADR	2,712	347,055
Volkswagen AG, SP ADR	2,630	97,862
		1,617,370
Auto Parts & Equipment — 0.6%
Bridgestone Corp.	1,700	68,036
Continental AG	234	59,258
Continental AG, SP ADR	485	24,672
Denso Corp.	1,400	67,873
Fuyao Glass Industrials Group Ltd.(a)	83,600	308,456
Hyundai Mobis Co., Ltd.	382	77,051
Magna International, Inc.	1,416	90,723
Michelin	473	61,151
		757,220

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Banks — 9.2%
Abu Dhabi Community Bank.	43,022	82,339
Aozora Bank Ltd.	2,000	78,951
Australia & New Zealand Banking Group Ltd.	6,820	140,163
Banco Bilbao Vizcaya Argentaria, SP ADR	15,861	109,124
Banco de Chile, ADR	1,357	127,151
Banco Santander Chile, ADR	2,479	79,725
Banco Santander SA, SP ADR	35,959	196,336
Bangkok Bank	68,400	411,584
Bank Montreal	1,318	102,013
Bank of Nova Scotia, (The)	2,084	125,728
Bank Of East Asia Ltd., (The)	17,200	71,205
Bank of Ireland Group, PLC	80,052	660,619
Barclays, PLC, SP ADR	8,852	94,539
BDO Unibank, Inc.	26,613	66,140
Bank Central Asia Tbk PT	102,057	166,203
Bank Leumi Le Israel	106,143	661,573
Bank of Queensland Ltd.	7,844	59,886
BNP Paribas SA	2,292	142,415
BOC Hong Kong Holdings Ltd.	15,000	75,085
Canadian Imperial Bank of Commerce	1,014	88,532
China Construction Bank Corp.	470,132	473,198
China Merchants Bank Co., Ltd.	25,500	104,203
Commercial International Bank Egypt SAE	10,732	50,560
Commerzbank AG*	5,200	53,122
Commonwealth Bank Of Australia	3,763	196,776
Commonweatlh Bank Of Australia, SP ADR	627	32,748
Credicorp Ltd.	648	143,480
Credit Suisse Group AG, SP ADR*	8,737	134,550
Dah Sing Financial Holdings Ltd.	70,400	463,765
Danske Bank	2,287	75,879
DBS Group Holdings Ltd.	42,500	894,219
Deutsche Bank AG	5,795	64,209
DNB ASA	3,459	61,996
Erste Group Bank AG	2,868	118,774
FirstRand Ltd.	23,278	109,524
Grupo Financiero Banorte SAB de CV	13,421	71,100
Grupo Financiero Galicia SA, ADR	1,188	50,241
Hang Seng Bank Ltd.	4,000	99,728
HDFC Bank Ltd., ADR	3,724	396,308
HSBC Holdings, PLC, SP ADR	8,652	418,584
ICICI Bank Ltd., SP ADR	17,855	149,803
Industrial & Commerical Bank China Ltd.	474,172	391,656
ING Groep NV, SP ADR	8,055	117,845
Intesa Sanpaolo	32,627	96,286
Itau Unibanco Holdings, SP ADR	31,130	359,551
KBC Group NV	836	64,273
Macquarie Group, Ltd.	1,304	112,359
Mitsubishi UFJ Financial Group Inc., SP ADR	25,528	153,423
National Australia Bank Ltd.	6,358	128,163
Nordea Bank AB	8,509	81,832
OTP Bank, PLC	2,978	106,719
Oversea-Chinese Bank Corp., Ltd	12,000	111,882
Public Bank	11,818	70,827
Royal Bank Canada	2,345	177,259
Sberbank Russia, SP ADR	22,351	320,737
Societe Generale SA	1,880	81,145
Standard Bank Group Ltd.	14,012	227,961
Standard Chart, PLC	8,862	88,738
Sumitomo Mitsui Financial Group Inc., SP ADR	16,425	136,163
Sumitomo Mitsui Trust Holding, Inc.	2,000	83,226
Swedbank AB, Class A	3,683	76,565
Toronto-Dominion Bank, (The)	4,158	242,786
UBS Group AG*	8,024	122,125
UniCredit SpA	5,570	92,400
United Overseas Bank Ltd.	20,300	424,827
Westpac Bank Corp., SP ADR	7,463	157,768
		11,728,594

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Beverages — 3.0%
Ambev SA, ADR	21,728	114,289
Anheuser-Busch InBev SA NV	6,096	571,705
Anheuser-Busch InBev SA NV, SP ADR	1,633	152,833
Arca Continental SAB de CV	6,833	41,112
Asahi Group Holdings Ltd.	1,500	78,220
Coca-Cola Amatil Ltd.	53,926	361,675
Coca-Cola European Partners, PLC	1,617	61,398
Coca-Cola Femsa SA De CV, SP ADR	1,183	69,158
Compania Cervecerias Unidas SA, SP ADR	2,672	67,762
Diageo, PLC	33,223	1,220,717
Diageo, PLC, SP ADR	1,319	193,260
Fomento Economico Mexicano SAB de CV, SP ADR	1,061	88,403
Kirin Holdings Co.	3,000	84,985
Pernod Ricard SA	956	160,381
Thai Beverage, PLC	988,500	564,143
		3,830,041
Biotechnology — 0.3%
CSL Ltd., SP ADR	2,116	148,575
Medy-Tox, Inc.	84	58,526
Shire, PLC, ADR	763	125,315
		332,416
Building Materials — 1.4%
Anhui Conch Cement Co., Ltd.	13,777	84,124
Cemex SAB de CV, SP ADR*	9,458	56,370
Cie de Saint-Gobain	1,323	66,251
CRH, PLC	16,499	608,774
CRH, PLC, SP ADR	2,676	98,985
Daikin Industries Ltd.	800	92,060
Geberit AG	144	62,403
LafargeHolcim Ltd.*	1,232	63,282
Sika AG	83	663,793
		1,796,042
Chemicals — 3.5%
Air Liquide SA, ADR	1,240	30,740
Air Liquide SA	8,818	1,088,647
Akzo Nobel NV	799	70,146
Arkema SA	493	60,129
Asahi Kasei Corp.	5,000	68,359
BASF SE	1,618	159,752
BASF SE, SP ADR	1,256	31,186
Brenntag AG	1,089	62,717
Croda International, PLC	15,677	970,088
Formosa Plastic Corp.	35,426	126,765
Fuchs Petrolub SE	7,938	398,561
Fuchs Petrolub SE	5,874	308,042
Givaudan SA	35	77,994
Indorama Ventures	65,875	119,741
Koninklijke DSM NV	732	72,929
Koninklijke DSM NV, SP ADR	1,004	25,050
Kuraray Co., Ltd.	4,200	64,109
LG Chem Ltd.	307	96,189
Linde AG	488	100,951
Mitsubishi Chemical Holdings Corp.	7,500	69,070
Nutrien Ltd.	2,258	114,368
PTT Global Chemicals, NVDR	27,686	77,080
Shin-Etsu Chemical Co., Ltd.	1,100	109,383
Shin Etsu Chemical Co., Ltd., ADR	956	23,819
Symrise AG	924	74,995
		4,400,810

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Commercial Services — 3.7%
ALD SA*(a)	30,856	518,862
Ashtead Group, PLC	2,350	72,631
Bureau Veritas SA	11,453	284,134
DP World Ltd.	2,523	56,767
Experian, PLC	3,178	77,853
IHS Markit Ltd.*	6,700	330,176
Intertek Group, PLC	21,979	1,594,047
ISS AS	2,127	72,755
IWG, PLC	82,639	341,226
New Oriental Education & Tech Group Inc., SP ADR	756	75,199
Recruit Holdings Co., Ltd.	3,100	85,906
RELX, PLC	31,065	681,392
RELX NV	3,201	69,794
RELX, PLC, SP ADR	3,976	88,705
Secom Co., Ltd.	1,100	81,791
TAL Education Group, ADR*	3,748	159,140
Transurban Group	9,742	87,253
		4,677,631
Computers — 0.4%
EPAM Systems, Inc.*	898	110,616
CGI Group, Inc., Class A*	1,206	74,048
Infosys Ltd., SP ADR	8,905	161,982
SK Holdings Co., Ltd.	105	26,896
TDK Corp.	700	62,551
Wipro Ltd., ADR	23,160	106,536
		542,629
Cosmetics/Personal Care — 1.4%
Beiersdorf AG	769	88,154
Kao Corp.	2,000	154,480
LG Household & Health Care Ltd.	29	36,131
L'Oreal SA	483	116,325
Shiseido Co., Ltd.	1,300	102,693
Unilever NV	18,013	1,004,559
Unilever NV	5,572	310,750
		1,813,092
Distribution/Wholesale — 0.4%
Bunzl, PLC	2,264	68,853
Itochu Corp.	5,000	93,559
Mitsubishi Corp.	4,100	113,638
Mitsui & Co., Ltd.	5,000	87,743
Sumitomo Corp.	4,200	70,203
Wolseley, PLC	1,148	89,014
		523,010
Diversified Financial Services — 2.1%
ASX Ltd.	1,949	89,036
Credit Saison Co., Ltd.	4,900	80,958
Deutsche Boerse AG	5,484	732,545
Hong Kong Exchanges & Clearing Ltd.	4,500	144,749
Japan Exchange Group, Inc.	33,000	624,697
Julius Baer Group Ltd.*	1,215	71,042
KB Financial Group, Inc., ADR	2,330	112,306
London Stock Exchange Group, PLC	1,173	69,728
ORIX Corp.	5,000	83,521
Rathbone Brothers, PLC	12,237	395,314
Shinhan Financial Group Co., Ltd.	3,350	136,738
Singapore Exchange Ltd.	15,000	80,960
		2,621,594
Electric — 0.6%
Chubu Electric Power Co., Inc.	4,900	75,808
CLP Holdings Ltd.	9,000	94,497
E.ON SE	6,106	64,682
Enel SpA	12,783	70,253
Engie SA	4,096	64,613
Iberdrola SA	10,334	73,385
Korea Electric Power Corp., SP ADR	5,494	83,509
Power Assets Holdings Ltd.	9,000	62,596
SSE, PLC	4,150	75,387
Tohoku Electric Power Co., Inc.	5,100	65,018
		729,748

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Electrical Component & Equipment — 0.2%
Legrand SA	1,068	80,537
Prysmian SpA	2,209	61,811
Schneider Electric SE	1,287	111,254
		253,602
Electronics — 1.8%
Assa Abloy AB, Class B	23,342	501,815
AU Optronics Corp., SP ADR	23,945	103,921
Halma, PLC	47,164	845,439
Hirose Electric Co., Ltd.	500	64,898
Hon Hai Precision Industry Co., Ltd.	19,810	56,519
Hoya Corp.	1,200	71,067
Koninklijke Philips NV	2,345	96,473
Kyocera Corp.	1,500	88,520
LG Display Co., Ltd., ADR	5,421	55,674
Murata Manufacturing Co., Ltd.	600	88,807
Nidec Corp.	700	108,076
Omron Corp.	1,200	62,720
Samsung Electronic-Mechanics Co., Ltd.	695	86,041
		2,229,970
Energy-Alternate Sources — 0.0%
Vestas Wind System	916	60,018
Engineering & Construction — 0.4%
Ferrovial SA	3,163	64,660
Grupo Aeroportuario del Sureste SAB de CV, ADR	428	68,381
Larsen & Toubro Ltd.	3,759	76,336
Obayashi Corp.	6,000	60,366
Skanska AB	3,510	64,648
Taisei Corp.	1,000	54,789
Vinci SA	1,125	110,646
Vinci SA, ADR	1,284	31,741
		531,567
Entertainment — 0.1%
Oriental Land Co., Ltd.	800	81,741
Food — 3.0%
Bidvest Group Ltd., (The)	4,361	69,123
Casino Guichard Perrachon SA	1,328	57,476
Chr Hansen Holdings	690	66,255
Danone SA, SP ADR	6,920	106,257
Dino Polska SA*(a)	3,895	116,986
Glanbia, PLC	34,720	642,933
Kerry Group, Class A, PLC	748	78,569
Kerry Group, Class A, PLC	3,670	386,779
Koninklijke Ahold Delhaize NV	4,294	98,645
Magnit PJSC	2,647	53,170
Marine Harvest	2,794	55,899
Meiji Holdings Co., Ltd.	900	76,431
Nestle SA, SP ADR	6,309	477,402
Orkla Asa	6,398	57,711
Seven & i Holdings Co., Ltd.	23,800	1,052,693
Shoprite Holdings Ltd.	2,669	49,066
Tesco, PLC	27,440	89,571
Wesfarmers Ltd.	3,360	115,606
Woolworths Group Ltd.	4,754	102,099
		3,752,671
Food Service — 0.1%
Compass Group, PLC	4,590	98,634
Sodexo SA	745	72,438
		171,072

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Forest Products & Paper — 0.1%
UPM-Kymmene Corp.	2,025	74,331
Gas — 0.4%
China Gas Holdings Ltd.	26,795	110,433
Enagas SA	2,457	65,537
ENN Energy Holdings Ltd.	8,000	82,003
National Grid, PLC, SP ADR	1,852	103,360
Osaka Gas Co., Ltd.	4,000	87,093
		448,426
Hand/Machine Tools — 0.2%
Makita Corp.	1,400	62,213
Sandvik AB	4,756	82,488
Techtronic Industrials Co., Ltd.	11,500	68,412
		213,113
Healthcare-Products — 0.4%
Cochlear Ltd.	534	79,035
Essilor International Cie Generale d'Optique SA	587	80,331
Lifco AB	1,888	67,417
Lonza Group AG*	310	83,005
Smith & Nephew, PLC, SP ADR	1,946	70,951
Terumo Corp.	1,300	76,927
		457,666
Healthcare-Services — 0.6%
Bangkok Dusit Medical, NVDR	94,876	79,103
Fresenius Medical Care AG & Co., KGaA	4,496	448,920
Fresenius Medical Care AG & Co., KGaA, ADR	1,524	76,078
Fresenius SE & Co., KGaA	1,198	91,988
NMC Health, PLC	1,827	85,402
		781,491
Holding Companies-Diversified — 0.3%
CK Hutchison Holdings Ltd.	12,500	140,753
Jardine Matheson Holdings Ltd.	1,000	62,174
Keppel Corp., Ltd	16,000	91,723
Swire Pacific Ltd., Class A	8,500	87,385
		382,035
Home Builders — 0.2%
Daiwa House Industry Co., Ltd	2,000	72,242
Daiwa House Industry Co., Ltd, ADR	905	32,874
Persimmon, PLC	1,722	64,792
Sekisui House Ltd.	4,000	71,098
		241,006
Home Furnishings — 0.2%
Haier Electronics Group, Co., Ltd.	21,000	75,284
Panasonic Corp.	6,200	84,069
Sony Corp., SP ADR	3,004	141,458
		300,811
Household Products/Wares — 0.5%
Henkel AG & Co., KGaA	824	92,910
Reckitt Benckiser Group, PLC, SP ADR	9,280	143,190
Societe BIC SA	4,583	445,763
		681,863

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Insurance — 4.7%
Admiral Group, PLC	2,311	59,101
AIA Group Ltd.	28,187	257,277
AIA Group Ltd., SP ADR	7,059	258,465
Allianz SE, SP ADR	7,310	151,098
Aon, PLC	10,900	1,524,583
Assic Generali SpA	3,881	66,243
Aviva, PLC	10,665	72,262
Aviva, PLC, SP ADR	2,614	35,472
AXA SA	4,608	115,455
Baloise Holding AG	512	75,217
Cathay Financials Holdings Co., Ltd.	69,070	123,124
China Life Insurance Co., Ltd., ADR	7,870	109,629
Dai-ichi Life Holdings, Inc.	3,820	70,970
Lancashire Holdings Ltd.	124,105	989,046
Manulife Financial Corp.	5,727	107,839
Muenchener Rueckversicherungs-Gesellschaft AG	379	77,907
NN Group NV	1,549	66,553
PICC Property & Casualty Co., Ltd.	36,000	63,155
Ping An Insurance Group Co., of China Ltd.	27,422	267,140
Prudential, PLC, ADR	2,957	143,060
Sampo, PLC	11,901	587,717
Sun Life Financial, Inc.	2,333	96,423
Suncorp Group Ltd.	6,502	65,853
Swiss Re AG	852	73,264
Tokio Marine Holdings, Inc.	1,900	91,132
Topdanmark AS	8,492	380,804
Zurich Insurance Group AG*	320	94,836
		6,023,625
Internet — 4.2%
Alibaba Group Holdings Ltd., SP ADR*	5,351	1,059,552
Auto Trader Group, PLC(a)	62,089	290,751
Baidu, Inc., SP ADR*	1,196	290,102
Baozun, Inc., SP ADR*	945	57,938
Ctrip.com International Ltd., ADR*	4,633	208,902
JD.com, Inc., ADR*	13,835	486,715
Mercadolibre, Inc.	202	58,748
Naver Corp.	348	215,658
Rightmove, PLC	6,628	432,426
Tencent Holdings Ltd., ADR	14,188	724,546
Tencent Holdings Ltd.	24,814	1,266,808
Yandex NV*	4,781	160,259
		5,252,405
Investment Companies — 2.7%
EXOR NV	908	65,947
Groupe Bruxelles Lambert SA	14,856	1,571,144
Macquarie Korea Infrastructure Fund	4,665	38,559
Melrose Industries, PLC	529,469	1,663,194
Pargesa Holdings SA	926	81,172
		3,420,016
Iron/Steel — 0.4%
ArcelorMittal	2,546	81,981
Posco, SP ADR	1,660	131,024
Vale SA, SP ADR	17,073	232,193
		445,198
Leisure Time — 0.1%
Shimano, Inc.	500	70,465
Lodging — 0.8%
China Lodging Group Ltd., SP ADR	1,480	65,135
Galaxy Entertainment Group Ltd.	6,342	55,581
InterContinental Hotels Group, PLC	10,279	657,291
InterContinental Hotels Group, PLC, ADR	1,104	71,219
Sands China Ltd.	29,294	174,545
		1,023,771
Machinery-Construction & Mining — 0.4%
ABB Ltd., SP ADR	3,884	88,322
Atlas Copco AB, Class A, SP ADR	3,245	129,670
Hitachi Ltd.	13,000	94,650
Komatsu Ltd.	3,200	104,408
Mitsubishi Electical Corp.	6,000	85,031
		502,081

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Machinery-Diversified — 1.2%
Amada Co., Ltd.	35,800	387,200
Fanuc Corp., ADR	5,220	110,377
Hexagon AB, Class B	1,182	66,700
Keyence Corp.	300	183,242
Kone OYJ., Class B	10,145	501,907
Kubota Corp.	4,000	67,158
SMC Corp.	200	75,471
Spirax-Sarco Engineering, PLC	873	71,650
		1,463,705
Media — 1.3%
Naspers Ltd., SP ADR*	5,295	256,649
Shaw Communications, Inc.	3,474	69,827
Sky, PLC	4,730	84,726
Thomson Reuters Corp.	1,860	72,205
Vivendi SA	2,951	74,612
Wolters Kluwer	18,593	1,044,478
		1,602,497
Metal Fabricate/Hardware — 0.1%
Tenaris SA, ADR	1,886	67,707
Mining — 1.1%
Agnico Eagle Mines Ltd.	1,615	72,594
Alrosa PJSC	39,409	55,780
Anglo American, PLC	5,044	120,450
Barrick Gold Corp.	5,339	70,421
BHP Billiton Ltd., SP ADR	5,150	256,367
Cia de Minas Buenaventura, ADR	7,986	123,543
Franco-Nevada Corp.	1,145	80,780
Glencore, PLC	30,678	151,506
Groupo Mexico SAB de CV SA	7,819	19,437
Rio Tinto, PLC, SP ADR	3,681	208,713
Teck Resources Ltd., Class B	2,322	63,089
Vedanta Ltd., ADR	8,351	122,760
		1,345,440
Miscellaneous Manufacturing — 1.3%
Fujifilm Holdings Corp.	2,100	80,359
Siemens AG, SP ADR	2,906	189,733
Smiths Group, PLC	56,323	1,316,132
		1,586,224
Office/Business Equipment — 0.1%
Canon, Inc., SP ADR	2,789	94,938
Oil & Gas — 4.1%
BP, PLC, SP ADR	6,834	313,134
Caltex Australia Ltd.	2,760	61,210
Canadian Natural Resources Ltd.	2,988	103,265
CNOOC Ltd., SP ADR	682	115,374
DCC, PLC	19,488	1,866,564
Encana Corp.	5,478	69,571
Eni SpA	20,083	364,447
Eni SpA, SP ADR	2,461	89,728
Equinor ASA, SP ADR	3,682	96,652
Imperial Oil Ltd.	2,264	73,965
Inpex Corp.	5,146	57,020
JXTG Holdings, Inc.	12,300	79,018
Lukoil PJSC, SP ADR	2,428	161,850
Novatek PJSC	178	23,938
OMV AG	1,165	66,754
Petrobras Distribuidora SA*	8,561	41,839
Petroleo Brasileiro, SP ADR	9,748	115,611
Repsol SA	4,714	89,839
Royal Dutch Shell, PLC, Class A, SP ADR	9,239	642,850
Sasol Ltd.	863	31,132
Sasol Ltd., SP ADR	2,670	97,135
Suncor Energy Inc.	4,158	165,405
Total SA, SP ADR	4,214	255,579
Ultrapar Participacoes SA, SP ADR	4,190	56,230
Woodside Petroleum Ltd.	3,539	86,478
		5,124,588

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Oil & Gas Services — 0.1%
Core Laboratories NV	745	92,514
Packaging & Containers — 0.1%
Amcor Ltd.	5,993	63,596
Pharmaceuticals — 6.3%
Alfresa Holdings Corp.	38,900	980,324
Astellas Pharma, Inc.	5,600	86,720
AstraZeneca, PLC, SP ADR	5,836	216,107
Bayer AG	3,856	460,226
Bayer AG, SP ADR	6,832	204,550
Celltrion, Inc.*	304	74,365
CSPC Pharmaceutical Group Ltd.	35,786	111,234
Daiichi Sankyo Co., Ltd.	2,000	64,007
Dr. Reddy's Laboratories Ltd., ADR	2,943	83,846
Eisai Co., Ltd.	1,000	72,166
Glaxosmithkline, PLC	61,923	1,254,546
Glaxosmithkline, PLC, SP ADR	5,820	235,826
Hypera SA	1,968	14,867
Novartis AG	12,692	943,559
Novartis AG, SP ADR	8,600	640,872
Novo-Nordisk AS, SP ADR	4,119	195,817
Otsuka Holdings Co., Ltd.	1,400	69,482
Roche Holdings AG	2,154	461,843
Roche Holdings AG, SP ADR	10,904	292,336
Sanofi	14,752	1,130,792
Sanofi, ADR	4,864	186,145
Shionogi & Co., Ltd.	1,400	73,208
Takeda Pharmaceutical Co., Ltd.	2,100	85,369
Teva Pharmaceutical Industries Ltd., SP ADR	3,504	75,336
Wuxi Biologics Cayman, Inc.*(a)	5,000	55,631
		8,069,174
Pipelines — 0.3%
APA Group	11,153	73,146
Enbridge, Inc.	6,151	191,112
TransCanada Corp.	3,075	128,627
		392,885
Private Equity — 0.1%
Eurazeo SA	979	76,585
Real Estate — 1.3%
China Overseas Land & Investment Ltd.	26,062	86,598
Cyrela Brazil Realty SA	13,817	43,329
Daito Trust Construction Co., Ltd.	400	65,196
Deutsche Wohnen SE	1,601	75,053
Great Eagle Holdings Ltd.	118,000	601,213
Henderson Land Development Co., Ltd.	13,000	85,212
Hysan Development Co., Ltd.	13,000	74,999
Kerry Properties Ltd.	14,000	74,662
Mitsubishi Estate Co., Ltd.	5,000	90,471
Mitsui Fudosan Co., Ltd.	3,000	75,014
Sun Hung Kai Properties Ltd.	7,000	112,601
Swiss Prime Site AG*	1,015	94,755
UOL Group Ltd.	13,000	78,614
Vonovia SE	1,863	87,808
		1,645,525
REITS — 1.1%
Fonciere Des Regions	653	68,070
Gecina SA	397	68,636
Klepierre SA	1,566	61,000
Link REIT	11,500	101,323
Merlin Properties Socimi SA*	57,028	787,769
Segro, PLC	8,675	75,390
Unibail-Rodamco SE	402	90,509
Unibail-Rodamco SE, ADR	1,400	31,661
Westfield Corp.	9,938	66,515
		1,350,873

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Retail — 2.9%
Ace Hardware Indonesia Tbk PT	699,657	62,941
Aeon Co., Ltd.	4,600	91,024
Cie Financiere Richemont SA	1,197	109,619
Clicks Group Ltd.	24,445	388,308
Fast Retailing Co., Ltd	200	87,198
Industria de Diseno Textil SA	3,055	96,565
Li Ning Co., Ltd.*	48,283	57,563
Magazine Luiza SA	1,552	45,098
Mr. Price Group Ltd.	5,565	109,981
Restaurant Brands International, Inc.	1,377	81,271
Swatch Group AG, (The)	2,289	1,113,624
Tsuruha Holdings Inc.	7,300	1,082,692
Via Varejo SA	4,368	27,357
Wal-Mart de Mexico SAB de CV	43,553	109,687
Xiabuxiabu Catering Management China Holdings Co., Ltd.(a)	26,782	56,536
Yum China Holdings, Inc.	2,233	87,757
		3,607,221
Semiconductors — 2.9%
ASML Holding NV	786	154,567
Chipbond Technology Corp.	20,420	42,827
Infineon Technologies AG	3,748	103,009
Mediatek, Inc.	11,988	123,961
Parade Technologies Ltd.	2,894	47,972
Samsung Electronic Co., Ltd.	263	311,176
Samsung Electronic Co., Ltd.	21,558	1,012,312
Siltronic AG	358	60,343
SK Hynix, Inc.	3,300	285,347
Taiwan Semiconductor Manufacturing Co. Ltd.	52,000	388,258
Taiwan Semiconductor Manufacturing Co. Ltd., SP ADR	22,162	857,669
Tokyo Electron Ltd.	400	74,644
United Microelectronics Corp., SP ADR	49,606	137,905
		3,599,990
Software — 1.3%
Amadeus IT Holdings SA	11,295	896,873
Dassault Systemes SE	509	71,455
HUYA, Inc., ADR*	2,140	54,463
NetEase, Inc., ADR	306	69,866
Onemarket Ltd.*	497	575
Open Text Corp.	2,156	75,180
Playtech, PLC	26,861	279,038
SAP SE, SP ADR	1,707	192,533
		1,639,983
Telecommunications — 4.6%
America Movil SAB de CV, SP ADR	4,598	71,315
China Mobile Ltd.	69,500	622,191
China Mobile Ltd., SP ADR	6,412	288,027
Chunghwa Telecom Co., Ltd., SP ADR	8,313	301,180
Deutsche Telekom AG*	4,203	65,109
GDS Holdings Ltd., ADR*	2,966	112,144
KDDI Corp.	46,489	1,253,970
KT Corp., SP ADR	7,153	93,347
MTN Group Ltd.	9,540	85,808
Nice Ltd., SP ADR	759	80,264
Nippon Telegraph & Telephone Corp.	1,400	65,404
Nokia OYJ., SP ADR	17,277	100,034
PLDT, Inc., SP ADR	3,144	75,959
Proximus	14,346	383,861
Rogers Communications, Inc., Class B	1,552	72,820
SK Telecom Co., Ltd., SP ADR	2,774	63,303
Softbank Group Corp., ADR	3,570	126,913
Telefonaktiebolaget LM Ericsson	136,813	993,141
Telefonaktiebolaget LM Ericsson, SP ADR	10,461	75,424
Telefonica SA, SP ADR	9,635	84,788
Telekomunikasi Indonesia Persero Tbk PT, SP ADR	5,863	144,875
Tim Participacoes SA, ADR	3,347	59,911
Turkcell Iletisim Hizmetleri AS, ADR	13,486	90,086
Vodafone Group, PLC	178,703	456,664
Vodafone Group, PLC, SP ADR	3,840	99,571
		5,866,109

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
Toys/Games/Hobbies — 0.1%
Nintendo Co., Ltd., ADR	2,048	104,530
Transportation — 0.7%
AP Moller-Maersk, Class B	44	65,605
Canadian National Railway Co.	1,594	133,067
Canadian Pacific Railway Ltd.	424	81,743
Central Japan Railway Co.	419	86,432
Deutsche Post AG, SP ADR	1,749	66,602
DSV AS	876	72,745
East Japan Railway Co.	900	88,835
Hankyu Hanshin Holdings, Inc.	2,000	82,274
Nagoya Railroad Co., Ltd.	3,000	76,988
Rumo SA*	27,059	100,262
Tobu Railway Co., Ltd.	2,000	61,829
		916,382
Trucking & Leasing — 0.1%
AerCap Holdings NV*	1,335	73,839
Water — 0.6%
Severn Trent, PLC	2,529	66,756
United Utilities Group, PLC	62,734	645,786
		712,542
TOTAL COMMON STOCKS
(Cost $109,106,329)		106,738,068
EXCHANGE TRADED FUNDS - 0.5%
Diversified Financial Services — 0.5%
iShares MSCI India ETF	6,865	231,007
Powershares India Portfolio	14,672	363,866
		594,873
TOTAL EXCHANGE TRADED FUNDS
(Cost $614,901)		594,873
PREFERRED STOCKS - 1.0%
Banks — 0.2%
Banco Bradesco SA, ADR	17,050	133,842
Bancolombia SA, SP ADR	1,986	92,111
		225,953
Cosmetics/Personal Care — 0.4%
LG Household & Health Care Ltd.	722	490,956
Iron/Steel — 0.0%
Gerdau SA	13,777	54,646
Semiconductors — 0.4%
Samsung Electronic Co., Ltd.	12,298	459,976
TOTAL PREFERRED STOCKS
(Cost $1,319,105)		1,231,531
SHORT-TERM INVESTMENTS - 12.4%
First American Government Obligations Fund, 1.64% (b)	15,530,930	15,530,930
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,530,930)		15,530,930
TOTAL INVESTMENTS - 98.8%
(Cost $126,571,265)		124,095,402
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		1,509,339
NET ASSETS - 100.0%		$125,604,741

*	Non-income producing security.
ADR	American Depositary Receipt
NVDR	Non-Voting Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP	ADR Sponsored ADR
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of May 31, 2018, total market value of Rule 144A securities is $1,420,025 and represents 1.1% of net assets.
(b)	Seven-day yield as of May 31, 2018.

The accompanying notes are an integral part of the portfolio of investments.

Altair Advisers LLC

Notes to Portfolio of Investments

May 31, 2018 (Unaudited)

PORTFOLIO VALUATION – Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2018, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
ADARA SMALLER COMPANIES FUND
Common Stocks	$305,756,026	$305,756,026	$-	$-
Short-Term Investments	11,651,980	11,651,980	-	-
Total Investments*	$317,408,006	$317,408,006	$-	$-

AQUARIUS INTERNATIONAL FUND
Common Stocks	$106,738,068	$33,746,073	$72,991,995	$-
Exchange Traded Funds	594,873	594,873	-	-
Preferred Stocks	1,231,531	1,176,885	54,646	-
Short-Term Investments	15,530,930	15,530,930	-	-
Total Investments*	$124,095,402	$51,048,761	$73,046,641	$-

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting’s on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2018, the Funds had no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS—97.8%
COMMERCIAL SERVICES—5.0%
Etsy, Inc.*	55,642	$1,799,462
Grand Canyon Education, Inc.*	8,410	934,351
ICF International, Inc.	14,145	999,344
Insperity, Inc.	4,885	449,420
Providence Service Corp., (The)*	13,280	956,160
QuinStreet, Inc.*	30,319	415,674
		5,554,411
CONSUMER DURABLES—3.0%
GoPro, Inc., Class A*	201,657	1,117,180
Movado Group, Inc.	24,244	1,190,380
Vista Outdoor, Inc.*	59,478	1,007,557
		3,315,117
CONSUMER NON-DURABLES—2.6%
Crocs, Inc.*	85,548	1,526,176
Deckers Outdoor Corp.*	11,723	1,326,575
		2,852,751
CONSUMER SERVICES—7.1%
American Public Education, Inc.*	25,971	1,106,365
Bloomin' Brands, Inc.	43,834	930,157
Boyd Gaming Corp.	26,209	989,390
Care.com, Inc.*	52,875	1,096,627
H&R Block, Inc.	31,713	870,522
Houghton Mifflin Harcourt Co.*	154,122	1,048,030
Liberty Expedia Holdings, Inc., Class A*	1,377	59,776
Liberty TripAdvisor Holdings, Inc., Class A*	1,779	26,062
Weight Watchers International, Inc.*	22,339	1,682,573
		7,809,502
DISTRIBUTION SERVICES—2.5%
Performance Food Group Co.*	27,844	995,423
Univar, Inc.*	35,113	957,532
US Foods Holding Corp.*	23,000	820,640
		2,773,595
ELECTRONIC TECHNOLOGY—5.0%
Axon Enterprise, Inc.*	12,884	820,453
F5 Networks, Inc.*	5,000	865,550
Fortinet, Inc.*	14,020	857,744
Kemet Corp.*	22,426	448,071
Pure Storage, Inc., Class A*	40,600	871,276
Radware Ltd.*	15,418	359,702
SMART Global Holdings, Inc.*	7,018	312,512
SolarEdge Technologies, Inc.*	18,061	1,008,707
		5,544,015
ENERGY MINERALS—4.6%
Delek US Holdings, Inc.	19,151	1,068,243
HighPoint Resources Corp.*	138,448	988,519
PBF Energy, Inc., Class A	26,792	1,264,046
SunCoke Energy, Inc.*	85,755	1,161,123
W&T Offshore, Inc.*	92,014	630,296
		5,112,227
FINANCE—20.7%
BGC Partners, Inc., Class A	70,866	812,124
BrightSphere Investment Group PLC	64,525	1,000,783
Corporate Capital Trust, Inc.	16,522	271,787
East West Bancorp, Inc.	10,390	721,897
Enova International, Inc.*	40,535	1,361,976
Evercore, Inc., Class A	12,980	1,355,112

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number
	of Shares	Value
FINANCE—20.7% (CONTINUED)
First BanCorp Puerto Rico*	152,284	1,180,201
Green Dot Corp., Class A*	13,961	995,000
H&E Equipment Services, Inc.	27,756	959,525
Hamilton Lane, Inc., Class A	23,761	1,111,064
Hilltop Holdings, Inc.	24,050	563,973
Hilton Grand Vacations, Inc.*	11,500	457,240
Houlihan Lokey, Inc., Class A	19,823	969,146
Interactive Brokers Group, Inc., Class A	22,148	1,611,931
INTL FCStone, Inc.*	9,277	463,850
Investment Technology Group, Inc.	52,827	1,159,024
LPL Financial Holdings, Inc.	23,645	1,626,067
Mobile Mini, Inc.	4,100	186,960
Moelis & Co., Class A	17,192	1,018,626
Newmark Group, Inc., Class A	31,157	418,439
Piper Jaffray Companies	13,015	973,522
Popular, Inc.	19,826	896,928
Synovus Financial Corp.	15,533	840,491
Triumph Bancorp, Inc.*	24,433	1,002,975
United Community Banks, Inc.	28,193	915,145
		22,873,786
HEALTH SERVICES—2.3%
Global Cord Blood Corp.*	6,914	66,582
RadNet, Inc.*	79,585	1,010,730
Tenet Healthcare Corp.*	39,659	1,405,118
		2,482,430
HEALTH TECHNOLOGY—12.8%
Adverum Biotechnologies, Inc.*	160,611	1,003,819
Catalyst Biosciences, Inc.*	27,414	676,578
Concert Pharmaceuticals, Inc.*	42,540	869,092
CytomX Therapeutics, Inc.*	38,181	980,106
Emergent BioSolutions, Inc.*	14,333	739,009
Enanta Pharmaceuticals, Inc.*	9,506	948,604
Five Prime Therapeutics, Inc.*	14,185	249,089
Haemonetics Corp.*	13,611	1,229,754
Hill-Rom Holdings, Inc.	10,836	996,912
ICU Medical, Inc.*	3,267	950,860
ImmunoGen, Inc.*	35,063	401,822
NewLink Genetics Corp.*	41,140	216,396
Ophthotech Corp.*	16,765	46,271
Pieris Pharmaceuticals, Inc.*	178,489	1,003,108
PTC Therapeutics, Inc.*	31,815	1,078,529
QIAGEN NV*	24,695	896,675
Retrophin, Inc.*	23,264	651,625
uniQure NV*	31,841	1,115,709
Versartis, Inc.*	21,128	29,579
		14,083,537
INDUSTRIAL SERVICES—3.6%
Casella Waste Systems, Inc., Class A*	41,673	982,649
ION Geophysical Corp.*	42,229	1,034,611
Ocean Rig UDW, Inc.*	36,416	965,752
SEACOR Holdings, Inc.*	18,940	989,236
		3,972,248
NON-ENERGY MINERALS—3.2%
AngloGold Ashanti Ltd. ADR	116,702	1,005,971
Coeur Mining, Inc.*	72,143	581,473
Louisiana-Pacific Corp.	39,025	1,138,749
United States Steel Corp.	22,900	844,323
		3,570,516
PROCESS INDUSTRIES—0.6%
Huntsman Corp.	5,378	171,935
Orion Engineered Carbons SA	17,738	509,080
		681,015

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number
	of Shares	Value
PRODUCER MANUFACTURING—5.8%
Commercial Metals Co.	16,260	384,386
DMC Global, Inc.	22,927	1,028,276
Harsco Corp.*	52,764	1,292,718
Integer Holdings Corp.*	13,873	915,618
Milacron Holdings Corp.*	47,241	931,120
SPX FLOW, Inc.*	21,124	920,373
TriMas Corp.*	4,245	121,407
Watts Water Technologies, Inc., Class A	10,989	845,604
		6,439,502
RETAIL TRADE—3.4%
Boot Barn Holdings, Inc.*	54,770	1,296,954
Medifast, Inc.	9,819	1,438,385
Tailored Brands, Inc.	31,043	1,018,521
		3,753,860
TECHNOLOGY SERVICES—12.7%
AppFolio, Inc., Class A*	21,644	1,281,325
Apptio, Inc., Class A*	36,830	1,216,495
CyberArk Software Ltd.*	15,391	936,542
FireEye, Inc.*	54,751	913,794
Hortonworks, Inc.*	4,568	81,219
Imperva, Inc.*	2,892	140,262
Mimecast Ltd.*	18,501	824,589
New Relic, Inc.*	13,337	1,354,906
Okta, Inc.*	12,252	688,685
Qualys, Inc.*	14,702	1,131,319
RingCentral, Inc., Class A*	10,956	829,917
SendGrid, Inc.*	19,638	521,192
Varonis Systems, Inc.*	21,118	1,639,813
Veeva Systems, Inc., Class A*	12,680	980,925
Web.com Group, Inc.*	51,518	1,007,177
Workiva, Inc., Class A*	15,814	411,164
		13,959,324
TRANSPORTATION—1.5%
ArcBest Corp.	9,989	473,978
Echo Global Logistics, Inc.*	36,080	1,003,024
Star Bulk Carriers Corp.*	9,417	124,210
YRC Worldwide, Inc.*	380	4,074
		1,605,286
UTILITIES—1.4%
NRG Energy, Inc.	23,186	793,657
Pampa Energia SA, SP ADR*	15,334	731,432
		1,525,089
TOTAL COMMON STOCKS
(Cost $93,166,840)		107,908,211
SHORT-TERM INVESTMENTS—1.8%
Fidelity Investments Money Market Funds - Government Portfolio, 1.64% (a)		1,991,726
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,991,726)		1,991,726
TOTAL INVESTMENTS—99.6%
(Cost $95,158,566)		109,899,937
OTHER ASSETS IN EXCESS OF LIABILITIES—0.4%		472,598
NET ASSETS—100.0%		$110,372,535

*	Non-income producing security.
(a)	Seven-day yield as of May 31, 2018.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

SP ADR - Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$107,908,211	$107,908,211	$-	$-
Short-Term Investments	1,991,726	1,991,726	-	-
Total Investments*	$109,899,937	$109,899,937	$-	$-

*	Please refer to the Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2018, the Fund had no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
COMMON STOCKS—95.0%
Basic Industries—7.6%
Cambrex Corp.(a)*	79,179	$3,586,809
Ferro Corp.(a)*	95,020	1,944,109
Graphic Packaging Holding Co.(a)	398,055	5,763,837
Innophos Holdings, Inc.	72,283	3,435,611
Orchids Paper Products Co.(a)*	97,532	388,177
Orion Engineered Carbons SA	131,613	3,777,293
Owens-Illinois, Inc.*	194,557	3,618,760
PolyOne Corp.	35,389	1,483,507
PQ Group Holdings, Inc.*	228,962	3,759,556
Schweitzer-Mauduit International, Inc.	128,026	5,608,819
SunCoke Energy, Inc.(a)*	499,847	6,767,928
Valvoline, Inc.(a)	286,781	5,861,804
		45,996,210
Capital Goods—9.4%
Aegion Corp.*	114,746	2,948,972
Ampco-Pittsburgh Corp.	33,747	367,842
BMC Stock Holdings, Inc.*	294,123	5,985,403
Cabot Corp.	26,683	1,607,651
Continental Building Products, Inc.*	72,624	2,196,876
Engility Holdings, Inc.*	82,205	2,584,525
Ferroglobe PLC*	298,748	3,056,192
Ferroglobe Representation & Warranty Insurance*‡	276,005	0
Foundation Building Materials, Inc.*	107,060	1,643,371
Granite Construction, Inc.(a)	65,075	3,700,815
Hillenbrand, Inc.	40,867	1,906,445
LCI Industries(a)	50,168	4,399,734
Minerals Technologies, Inc.	76,702	5,599,246
Orion Group Holdings, Inc.*	249,300	1,934,568
Trinseo SA	37,042	2,678,137
Tutor Perini Corp.(a)*	143,336	2,838,053
WESCO International, Inc.*	137,762	8,176,175
World Fuel Services Corp.	267,710	5,589,785
		57,213,790
Communications—0.8%
AMC Networks, Inc. Class A(a)*	86,066	4,920,393
Consumer Durables—2.0%
Cooper Tire & Rubber Co.(a)	120,947	3,108,338
La-Z-Boy, Inc.(a)	100,021	3,120,655
Standard Motor Products, Inc.	35,112	1,588,818
Strattec Security Corp.	17,441	657,526
Tower International, Inc.	125,418	3,687,289
		12,162,626
Consumer Non-Durables—3.6%
Energizer Holdings, Inc.(a)	53,120	3,226,509
Fresh Del Monte Produce, Inc.(a)	85,215	3,827,005
Skechers U.S.A., Inc. Class A*	135,432	3,935,654
Steven Madden Ltd.(a)	131,034	6,925,147
Universal Corp.	54,499	3,605,109
		21,519,424

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Consumer Services—10.7%
ABM Industries, Inc.(a)	81,083	2,307,622
ACCO Brands Corp.	303,106	3,910,067
ASGN, Inc.*	68,472	5,272,344
Booz Allen Hamilton Holding Corp.	41,730	1,881,606
CBIZ, Inc.*	114,563	2,365,726
Civeo Corp.*	409,139	1,513,814
Ennis, Inc.(a)	45,679	833,642
Entercom Communications Corp. Class A(a)	263,382	1,804,167
FTI Consulting, Inc.*	71,740	4,447,163
Group 1 Automotive, Inc.(a)	21,962	1,543,050
Huron Consulting Group, Inc.*	79,953	3,238,096
ICF International, Inc.	59,519	4,205,017
Lithia Motors, Inc. Class A(a)	97,971	9,576,665
MAXIMUS, Inc.	41,729	2,541,296
Navigant Consulting, Inc.*	126,695	3,086,290
PRA Group, Inc.(a)*	78,881	3,044,807
Scholastic Corp.(a)	55,322	2,488,937
Tetra Tech, Inc.	109,259	6,003,782
TravelCenters of America LLC*	167,404	544,063
Viad Corp.	31,303	1,655,929
XO Group, Inc.*	91,250	2,961,975
		65,226,058
Energy—8.1%
Cactus, Inc., Class A(a)*	80,738	2,722,485
Dril-Quip, Inc.(a)*	79,997	3,843,856
Enerplus Corp.	451,825	5,516,783
Extraction Oil & Gas, Inc.(a)*	238,683	4,048,064
Forum Energy Technologies, Inc.(a)*	206,362	2,920,022
Gulfport Energy Corp.*	152,027	1,689,020
Jagged Peak Energy, Inc.(a)*	247,358	2,980,664
Key Energy Services, Inc.*	110,394	1,868,970
Kosmos Energy Ltd.*	378,687	2,942,398
Nine Energy Service, Inc.*	132,451	4,611,944
ProPetro Holding Corp.*	105,080	1,709,652
RSP Permian, Inc.*	157,878	6,905,584
Superior Energy Services, Inc.*	250,095	2,733,538
WildHorse Resource Development Corp.(a)*	178,645	4,798,405
		49,291,385
Finance—30.5%
Air Lease Corp.	181,196	8,046,914
AMERISAFE, Inc.	39,503	2,356,354
Aspen Insurance Holdings Ltd.	56,220	2,439,948
Assured Guaranty Ltd.	260,744	9,253,805
Axis Capital Holdings Ltd.	34,158	1,941,882
BankUnited, Inc.	139,645	5,888,830
Cadence BanCorp	140,158	4,094,015
CenterState Banks, Inc.	116,915	3,595,136
Columbia Banking System, Inc.(a)	23,556	1,001,601
Essent Group Ltd.*	168,282	5,772,073
FCB Financial Holdings, Inc., Class A*	72,047	4,391,265
Federal Agricultural Mortgage Corp., Class C	48,588	4,543,464
First Citizens BancShares Inc., Class A	7,050	3,096,994
First Merchants Corp.	78,450	3,568,690
First Midwest Bancorp Inc.(a)	96,412	2,532,743
FirstCash, Inc.(a)	82,348	7,473,081

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Finance—30.5% (continued)
Flushing Financial Corp.	57,353	1,530,752
Gladstone Capital Corp.	32,829	298,416
Global Indemnity Ltd.	30,583	1,156,955
Greenhill & Co, Inc.(a)	62,166	1,638,074
Hanmi Financial Corp.	117,938	3,532,243
Hanover Insurance Group Inc., (The)	33,714	4,087,485
Heritage Financial Corp.	73,778	2,371,963
Hope Bancorp, Inc.	118,036	2,123,468
Infinity Property & Casualty Corp.	19,816	2,867,375
James River Group Holdings Ltd.	88,843	3,369,815
Luther Burbank Corp.(a)	191,928	2,351,118
Maiden Holdings Ltd.	654,001	5,722,509
Merchants Bancorp	84,784	2,162,840
National General Holdings Corp.(a)	214,825	5,881,908
Navient Corp.	594,879	8,215,279
Navigators Group, Inc. (The)	38,089	2,239,633
Nelnet, Inc., Class A	135,560	8,328,806
NMI Holdings, Inc. Class A*	126,022	2,098,266
Peapack Gladstone Financial Corp.	68,111	2,349,829
PennyMac Financial Services, Inc. Class A*	156,246	3,140,545
Preferred Bank(a)	26,945	1,716,397
Radian Group, Inc.	260,421	4,140,694
RBB Bancorp	64,370	1,956,204
Silvercrest Asset Management Group, Inc. Class A	171,770	2,731,143
SLM Corp.*	1,000,674	11,437,704
South State Corp.	13,099	1,172,688
State Auto Financial Corp.	48,043	1,490,294
Stewart Information Services Corp.	54,868	2,314,881
Stifel Financial Corp.(a)	115,639	6,799,573
Validus Holdings Ltd.	26,026	1,763,522
Walker & Dunlop, Inc.(a)	168,932	9,480,464
Washington Federal, Inc.	61,253	1,987,660
White Mountains Insurance Group Ltd.	2,952	2,662,940
		185,118,238
Health Care—5.2%
Chemed Corp.	15,574	5,077,124
Envision Healthcare Corp.*	131,607	5,643,308
ICON PLC*	38,983	5,028,027
Integra LifeSciences Holdings Corp.(a)*	32,912	2,124,141
LHC Group, Inc.*	36,930	2,842,502
LifePoint Health, Inc.(a)*	109,727	5,799,072
Select Medical Holdings Corp.*	108,545	1,964,665
Syneos Health, Inc.(a)*	75,977	3,267,011
		31,745,850

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Real Estate Investment Trusts—6.4%
Ares Commercial Real Estate Corp.	286,182	3,955,035
Blackstone Mortgage Trust, Inc. Class A(a)	178,111	5,626,527
Chatham Lodging Trust	74,799	1,555,071
CYS Investments, Inc.	774,555	5,669,743
Front Yard Residential Corp.	55,346	582,240
Gladstone Commercial Corp.(a)	38,624	726,131
MFA Financial, Inc.	615,871	4,791,476
MTGE Investment Corp.	62,714	1,251,144
Realogy Holdings Corp.(a)	221,375	5,266,511
Starwood Property Trust, Inc.(a)	170,932	3,710,934
Two Harbors Investment Corp.	374,776	5,827,767
		38,962,579
Technology—10.2%
Bel Fuse, Inc., Class B	123,480	2,383,164
Belden, Inc.(a)	87,275	4,822,817
Brooks Automation, Inc.(a)	259,360	8,475,885
Ciena Corp.(a)*	246,764	5,687,910
Convergys Corp.(a)	103,506	2,446,882
EnerSys	69,199	5,529,692
EVERTEC, Inc.	90,043	1,962,937
Insight Enterprises, Inc.*	41,827	1,961,686
NCR Corp.(a)*	119,341	3,592,164
NETGEAR, Inc.*	55,778	3,371,780
PC Connection, Inc.(a)	27,877	824,880
SMART Global Holdings, Inc.*	101,983	4,541,303
Sykes Enterprises, Inc.*	151,060	4,252,339
SYNNEX Corp.(a)	42,368	4,525,750
TTEC Holdings, Inc.	151,603	5,351,586
Versum Materials, Inc.(a)	61,149	2,444,126
		62,174,901
Utilities—0.5%
Portland General Electric Co.	33,806	1,442,164
Pure Cycle Corp.(a)*	182,659	1,707,862
		3,150,026
TOTAL COMMON STOCKS
(Cost $442,932,259)		577,481,480
SHORT-TERM INVESTMENTS—26.1%
Fidelity Investments Money Market Funds - Government Portfolio, 1.64%	30,564,227	30,564,227
Mount Vernon Liquid Assets Portfolio, LLC, 2.02%	128,200,307	128,200,306
TOTAL SHORT-TERM INVESTMENTS
(Cost $158,764,533)		158,764,533
TOTAL INVESTMENTS—121.1%
(Cost $601,696,792)		736,246,013
LIABILITIES IN EXCESS OF OTHER ASSETS—(21.1)%		(128,212,343)
NET ASSETS—100.0%		$608,033,670

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2018, the market value of securities on loan was $123,093,401.
‡	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2018, these securities amounted to $0 or 0.0% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$577,481,480	$577,481,480	$-	$-
Short-Term Investments	158,764,533	158,764,533	-	-
Total Assets	$736,246,013	$736,246,013	$-	$-

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
LONG POSITIONS—110.9%
COMMON STOCKS—96.5%
Basic Industries—5.1%
Alcoa Corp.*	34,740	$1,669,952
American Vanguard Corp.	119,522	2,575,699
BHP Billiton Ltd. - SP ADR(a)	50,553	2,516,528
CF Industries Holdings, Inc.(a)	51,359	2,112,909
Freeport-McMoRan, Inc.Ɨ	295,785	4,998,767
Mosaic Co., (The)	137,409	3,777,373
Nucor Corp.	51,805	3,325,363
Nutrien Ltd.	55,517	2,811,936
POSCO - SP ADRƗ	58,379	4,607,855
Rio Tinto PLC - SP ADRƗ	73,959	4,193,475
RPM International, Inc.	35,041	1,734,530
Tahoe Resources, Inc.	428,705	2,246,414
Ternium SA - SP ADR	72,118	2,576,055
Universal Forest Products, Inc.	90,990	3,346,612
		42,493,468
Capital Goods—10.0%
Aegion Corp.*	97,203	2,498,117
American Woodmark Corp.*	20,038	2,065,918
Argan, Inc.	67,563	2,614,688
BMC Stock Holdings, Inc.*Ɨ	199,246	4,054,656
Builders FirstSource, Inc.*	171,697	3,361,827
CECO Environmental Corp.	306,655	1,751,000
Colfax Corp.*	66,881	2,045,221
Columbus McKinnon Corp.Ɨ	97,629	4,044,770
Daqo New Energy Corp. - ADR*Ɨ	51,364	2,961,648
DMC Global, Inc.	92,638	4,154,814
Ferroglobe PLC*	160,925	1,646,263
Ferroglobe Representation & Warranty Insurance*‡	386,647	0
Fluor Corp.Ɨ	94,424	4,602,226
FreightCar America, Inc.	146,177	2,502,550
General Electric Co.	359,257	5,058,339
Graham Corp.	83,399	2,127,509
Gulf Island Fabrication, Inc.(a)	69,279	727,429
Harsco Corp.*	69,209	1,695,621
Hexcel Corp.(a)	29,586	2,095,576
Jacobs Engineering Group, Inc.	77,736	5,037,293
KBR, Inc.(a)	204,442	3,765,822
Manitex International, Inc.*	357,377	4,159,868
NCI Building Systems, Inc.(a)*	197,206	3,776,495
NOW, Inc.(a)*	177,221	2,491,727
Quanta Services, Inc.*	46,902	1,688,941
Safran SA - ADR	156,113	4,670,120
Tutor Perini Corp.(a)*Ɨ	166,594	3,298,561
WESCO International, Inc.*	37,155	2,205,149
World Fuel Services Corp.Ɨ	119,266	2,490,274
		83,592,422

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Communications—2.4%
Charter Communications, Inc.(a)*	17,601	4,594,565
Comcast Corp., Class AƗ	175,909	5,484,843
KT Corp. - SP ADR	193,779	2,528,816
Liberty Global PLC, Series C*	91,061	2,520,569
Liberty Latin America Ltd. Class C*	132,736	2,851,169
Mobile TeleSystems PJSC - SP ADR	216,726	2,076,235
		20,056,197
Consumer Durables—0.9%
Honda Motor Co., Ltd. - SP ADRƗ	132,790	4,217,411
La-Z-Boy, Inc.(a)	92,367	2,881,850
		7,099,261
Consumer Non-Durables—2.3%
Coca-Cola Co., (The)	82,407	3,543,501
Coca-Cola European Partners PLC	77,300	2,935,081
Fresh Del Monte Produce, Inc.(a)	46,448	2,085,980
Hasbro, Inc.(a)	24,223	2,101,345
Hostess Brands, Inc.(a)*	184,622	2,516,398
Molson Coors Brewing Co., Class B(a)	42,712	2,633,195
Nomad Foods Ltd.*Ɨ	215,823	3,755,320
		19,570,820
Consumer Services—14.9%
ACCO Brands Corp.	214,622	2,768,624
AMC Entertainment Holdings, Inc. Class A(a)	100,767	1,491,352
Atento SA	276,194	2,085,265
AutoZone, Inc.*	5,161	3,351,140
Barrett Business Services, Inc.Ɨ	28,996	2,500,035
CDK Global, Inc.	25,987	1,672,263
Civeo Corp.*	563,443	2,084,739
comScore, Inc.*	31,238	780,950
Conduent, Inc.(a)*	109,614	2,110,069
Constellium NV, Class A*	204,712	2,487,251
Ctrip.com International Ltd. - ADR*	34,144	1,539,553
CVS Health Corp.(a)Ɨ	90,218	5,718,919
Dollar Tree, Inc.*	34,262	2,829,698
Drive Shack, Inc.*Ɨ	450,525	2,941,928
DSW, Inc., Class A(a)	182,385	4,355,354
eBay, Inc.*Ɨ	127,929	4,825,482
Francesca's Holdings Corp.(a)*	351,925	2,079,877
Gray Television, Inc.(a)*	155,583	1,711,413
Hackett Group Inc., (The)	130,469	2,100,551
Heidrick & Struggles International, Inc.	87,550	3,309,390
ICF International, Inc.	53,826	3,802,807
IHS Markit Ltd.*	61,402	3,025,890
International Game Technology PLC(a)Ɨ	202,383	5,087,909
JD.com, Inc. - ADR*	47,631	1,675,658
Jones Lang LaSalle, Inc.	12,762	2,089,905
KAR Auction Services, Inc.(a)	47,447	2,503,778
Korn/Ferry International	60,238	3,293,814
Kroger Co., (The)	185,994	4,525,234
Lions Gate Entertainment Corp. Class B	93,496	2,041,018
Liquidity Services, Inc.*	177,515	1,002,960
ManpowerGroup, Inc.	18,418	1,657,620
Nielsen Holdings PLC(a)	55,994	1,689,339
Perficient, Inc.(a)*	96,888	2,529,746
Points International Ltd.*	68,553	997,446
Signet Jewelers Ltd.(a)	40,704	1,750,272
Sirius XM Holdings, Inc.(a)	294,194	2,088,777
Stars Group Inc., (The)*	145,932	4,940,934
Tailored Brands, Inc.Ɨ	86,323	2,832,258
Tetra Tech, Inc.	60,561	3,327,827

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Consumer Services—14.9% (continued)
Time Warner, Inc.Ɨ	49,598	4,670,148
Twenty-First Century Fox, Inc., Class AƗ	109,216	4,210,277
Walgreens Boots Alliance, Inc.	57,989	3,617,934
Walt Disney Co. (The)	42,292	4,206,785
Western Union Co. (The)(a)	190,294	3,784,948
		124,097,137
Energy—15.4%
Anadarko Petroleum Corp.Ɨ	71,631	4,999,844
AndeavorƗ	24,281	3,506,905
Andeavor Logistics LP(a)	67,524	2,896,780
Archrock, Inc.(a)	390,866	4,514,505
Baker Hughes a GE Co.(a)	195,214	6,752,452
Basic Energy Services, Inc.*Ɨ	161,496	2,133,362
Canadian Natural Resources Ltd.Ɨ	120,594	4,167,729
Chevron Corp.Ɨ	92,687	11,520,994
CNX Resources Corp.(a)*	156,908	2,535,633
Dawson Geophysical Co.(a)*	202,362	1,436,772
Dril-Quip, Inc.(a)*	53,252	2,558,759
Energen Corp.*	55,076	3,736,356
Enerplus Corp.	269,584	3,291,621
EOG Resources, Inc.(a)	37,555	4,424,355
EQT Corp.Ɨ	136,397	7,029,901
Gulfport Energy Corp.(a)*	95,073	1,056,261
Halliburton Co.(a)Ɨ	135,623	6,745,888
Key Energy Services, Inc.*	128,721	2,179,247
LUKOIL PJSC - SP ADR	25,137	1,675,632
Marathon Oil Corp.	174,473	3,738,956
Mitcham Industries, Inc.*	382,408	1,533,456
National Oilwell Varco, Inc.(a)	60,426	2,502,845
Oceaneering International, Inc.(a)	126,583	3,016,473
Parsley Energy, Inc., Class A*	110,609	3,260,753
PBF Energy, Inc. Class A	68,996	3,255,231
PetroChina Co., Ltd. - ADR	36,358	3,024,986
Phillips 66Ɨ	51,243	5,969,297
Pioneer Natural Resources Co.	26,095	5,038,945
ProPetro Holding Corp.*	96,262	1,566,183
SandRidge Energy, Inc.(a)*	95,410	1,387,261
Schlumberger Ltd.Ɨ	119,463	8,203,524
Superior Energy Services, Inc.*	260,103	2,842,926
Valero Energy Corp.Ɨ	27,056	3,279,187
Viper Energy Partners LP(a)Ɨ	79,221	2,581,020
		128,364,039

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Finance—15.8%
AerCap Holdings NV*Ɨ	68,675	3,798,414
Affiliated Managers Group, Inc.Ɨ	15,775	2,512,326
AMERCO(a)	6,631	2,141,415
American International Group, Inc.(a)Ɨ	97,808	5,163,284
Bank of America Corp.Ɨ	371,311	10,782,871
Bank of the Ozarks(a)	71,281	3,388,699
Bar Harbor Bankshares	19,990	602,499
Berkshire Hathaway, Inc., Class B*Ɨ	41,914	8,027,788
BGC Partners, Inc., Class A	106,629	1,221,968
Century Bancorp, Inc., Class AƗ	19,221	1,535,758
Charles Schwab Corp., (The)Ɨ	67,556	3,757,465
Citigroup, Inc.Ɨ	161,842	10,793,243
Discover Financial Services(a)Ɨ	67,537	4,988,283
Fanhua, Inc. - SP ADR	57,222	1,657,721
Federated National Holding Co.(a)	125,656	2,859,931
Fortress Transportation & Infrastructure Investors LLC	105,377	1,821,968
Jefferies Financial Group, Inc.Ɨ	176,101	3,853,090
JPMorgan Chase & Co.Ɨ	59,920	6,412,039
Lazard Ltd., Class AƗ	65,475	3,368,034
Loews Corp.	75,911	3,709,771
Maiden Holdings Ltd.Ɨ	747,620	6,541,675
MetLife, Inc.(a)Ɨ	174,058	8,004,927
Morgan StanleyƗ	152,365	7,639,581
Oaktree Capital Group LLC	62,167	2,545,739
Sandstorm Gold Ltd.(a)*	363,439	1,646,379
State Street Corp.Ɨ	39,501	3,796,441
Stifel Financial Corp.(a)	73,096	4,298,045
SVB Financial Group*Ɨ	9,336	2,914,046
Synchrony Financial(a)Ɨ	125,171	4,334,672
Travelers Cos., Inc., (The)	36,676	4,713,600
White Mountains Insurance Group Ltd.	3,549	3,201,482
		132,033,154
Health Care—10.3%
Allergan PLC	17,006	2,564,505
ANI Pharmaceuticals, Inc.*	29,279	1,853,068
Anthem, Inc.Ɨ	24,370	5,396,005
Carriage Services, Inc.	118,670	2,984,550
Cigna Corp.Ɨ	36,683	6,213,000
DaVita, Inc.*	41,258	2,757,685
Five Star Senior Living, Inc.*	574,019	746,225
Fresenius Medical Care AG & Co. KGaA - ADRƗ	65,854	3,287,432
HCA Healthcare, Inc.Ɨ	46,314	4,776,826
Jazz Pharmaceuticals PLC*	21,842	3,691,298
Johnson & JohnsonƗ	63,705	7,620,392
Keryx Biopharmaceuticals, Inc.(a)*	237,851	1,253,475
Laboratory Corp. of America Holdings*Ɨ	39,605	7,152,267
LHC Group, Inc.*Ɨ	53,583	4,124,284
Medtronic PLCƗ#	77,144	6,659,070
Mylan NV*Ɨ	77,829	2,993,303
Novartis AG - SP ADRƗ	78,531	5,852,130
Paratek Pharmaceuticals, Inc.(a)*	98,587	1,030,234
Quest Diagnostics, Inc.(a)	51,091	5,442,724
Stericycle, Inc.*	31,149	1,977,961
UnitedHealth Group, Inc.Ɨ	33,476	8,084,789
		86,461,223

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Real Estate Investment Trusts—1.3%
Marcus & Millichap, Inc.(a)*	32,851	1,230,598
MedEquities Realty Trust, Inc.	307,222	3,219,687
New Residential Investment Corp.Ɨ	163,084	2,915,942
Realogy Holdings Corp.(a)Ɨ	70,174	1,669,439
Wheeler Real Estate Investment Trust, Inc.(a)	372,885	1,547,473
		10,583,139
Technology—10.6%
51job, Inc. - ADR(a)*	27,423	2,917,807
Avnet, Inc.(a)	76,599	2,919,954
Baidu, Inc. - SP ADR*	13,804	3,348,298
Capgemini SE - ADR	141,660	3,691,660
CDW Corp.	41,654	3,334,403
Citrix Systems, Inc.	27,734	2,929,265
Cognizant Technology Solutions Corp., Class AƗ#	49,847	3,755,972
Coherent, Inc.(a)*	10,066	1,681,525
Dolby Laboratories, Inc. Class AƗ	53,701	3,372,423
Electronics For Imaging, Inc.(a)*	75,153	2,512,365
Euronet Worldwide, Inc.(a)*	30,562	2,561,401
EVERTEC, Inc.	152,103	3,315,845
First Data Corp., Class A*	176,196	3,347,724
Flex Ltd.*Ɨ	180,934	2,513,173
Generac Holdings, Inc.*	58,342	2,922,351
Hollysys Automation Technologies, Ltd.	104,162	2,486,347
Infosys Ltd. - SP ADR(a)	161,263	2,933,374
Insight Enterprises, Inc.(a)*	94,768	4,444,619
InterDigital Inc.	52,670	4,153,030
Net 1 UEPS Technologies, Inc.*	176,886	1,726,407
NetEase, Inc. - ADR	6,779	1,547,781
PayPal Holdings, Inc.*Ɨ	32,230	2,645,116
Powell Industries, Inc.	58,036	1,962,197
Rubicon Project Inc., (The)*	484,638	1,138,899
Sabre Corp.(a)	123,424	3,025,122
SINA Corp.*	18,517	1,681,714
Sogou, Inc. - ADR(a)*	176,872	1,685,590
SYNNEX Corp.	28,461	3,040,204
VeriSign, Inc.*	25,446	3,319,176
YY, Inc. - ADR*	29,775	3,469,681
Zebra Technologies Corp., Class A*	24,229	3,719,394
		88,102,817
Transportation—5.3%
AP Moller - Maersk A/S - ADR	254,183	1,879,683
Atlas Air Worldwide Holdings, Inc.(a)*	48,962	3,336,760
Daseke, Inc.(a)*	278,062	2,647,150
Dorian LPG Ltd.*	228,589	1,846,999
Expeditors International of Washington, Inc.	37,172	2,768,571
Forward Air Corp.(a)	36,352	2,156,401
Gener8 Maritime, Inc.*	319,082	2,131,468
Golar LNG Partners LP	98,190	1,646,646
Overseas Shipholding Group, Inc., Class A*	494,333	1,799,372
Ryanair Holdings PLC - SP ADR*	22,134	2,565,552
Safe Bulkers, Inc.*	877,230	3,131,711
Scorpio Bulkers, Inc.(a)	252,587	1,856,515
Scorpio Tankers, Inc.(a)	602,268	1,746,577
SEACOR Marine Holdings, Inc.(a)*	72,579	1,704,155
Teekay LNG Partners LP	151,095	2,613,944
Teekay Offshore Partners LP	662,312	1,788,242
United Parcel Service, Inc., Class BƗ	52,562	6,103,499
XPO Logistics, Inc.*	25,461	2,679,770
		44,403,015

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Utilities—2.2%
Cheniere Energy, Inc.*	68,891	4,589,518
Enterprise Products Partners LP	148,391	4,288,500
EQT Midstream Partners LP	43,072	2,404,710
MPLX LP	116,200	4,172,742
TerraForm Power, Inc.(a)	240,539	2,672,388
		18,127,858
TOTAL COMMON STOCKS
(Cost $624,080,870)		804,984,550
SHORT-TERM INVESTMENTS—14.4%
Mount Vernon Liquid Assets Portfolio, LLC, 2.02%	120,456,380	120,456,380
TOTAL SHORT-TERM INVESTMENTS
(Cost $120,456,380)		120,456,380
TOTAL LONG POSITIONS—110.9%
(Cost $744,537,250)		925,440,930
SECURITIES SOLD SHORT—(40.6%)
COMMON STOCKS—(38.2%)
Basic Industries—(0.2%)
Mountain Province Diamonds, Inc.*	(44,753)	(113,900)
Tanzanian Royalty Exploration Corp.*	(171,865)	(94,526)
Uranium Energy Corp.*	(903,172)	(1,354,758)
		(1,563,184)
Capital Goods—(1.0%)
Applied Energetics, Inc.*	(369,725)	(44,404)
Axon Enterprise, Inc.*	(64,538)	(4,109,780)
DynaMotive Energy Systems Corp.*‡	(72,185)	(7)
Tennant Co.	(49,811)	(3,925,107)
		(8,079,298)
Communications—(1.5%)
CTC Communications Group, Inc.*‡	(98,900)	0
Netflix, Inc.*	(35,785)	(12,582,006)
		(12,582,006)
Consumer Durables—(4.0%)
iRobot Corp.*	(48,354)	(3,017,773)
Kandi Technologies Group, Inc.*	(269,581)	(1,482,696)
Qsound Labs, Inc.*‡	(4,440)	0
Sharp Corp.	(83,200)	(2,203,479)
SodaStream International Ltd.*	(40,177)	(3,345,137)
Tesla Motors, Inc.*	(77,525)	(22,073,693)
Universal Electronics, Inc.*	(57,933)	(1,717,714)
		(33,840,492)
Consumer Non-Durables—(3.1%)
Amish Naturals, Inc.*‡	(25,959)	0
Canada Goose Holdings, Inc.*	(96,005)	(4,037,010)
elf Beauty, Inc.*	(172,085)	(3,243,802)
Freshpet, Inc.*	(153,060)	(3,489,768)
Funko, Inc., Class A*	(323,549)	(3,216,077)
Monster Beverage Corp.*	(59,396)	(3,038,699)
National Beverage Corp.	(37,077)	(3,495,620)
Primo Water Corp.*	(330,131)	(5,605,625)
Valence Technology, Inc.*‡	(27,585)	(3)
		(26,126,604)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Consumer Services—(4.4%)
Brink's Co. (The)	(44,121)	(3,496,589)
Cimpress NV*	(31,110)	(4,331,445)
Corporate Resource Services, Inc.*	(218,896)	(274)
HelloFresh SE*	(175,022)	(2,461,439)
Jamba, Inc.*	(111,949)	(1,113,892)
Lands' End, Inc.*	(110,361)	(2,179,630)
Noodles & Co.*	(157,721)	(1,364,287)
Red Robin Gourmet Burgers, Inc.*	(94,636)	(4,764,923)
Shake Shack, Inc. Class A*	(75,049)	(4,474,421)
Stitch Fix, Inc., Class A*	(47,110)	(894,148)
TransEnterix, Inc.*	(490,466)	(1,741,154)
TripAdvisor, Inc.*	(110,261)	(5,749,008)
Wayfair, Inc. Class A*	(45,733)	(4,223,443)
		(36,794,653)
Energy—0.0%
Beard Co.*	(9,710)	(7)
Finance—(1.7%)
Farmers & Merchants Bancorp Inc.	(74,082)	(3,063,291)
RLI Corp.	(70,631)	(4,639,044)
Trupanion, Inc.*	(115,705)	(3,675,948)
Willscot Corp.*	(202,361)	(2,468,804)
		(13,847,087)
Health Care—(8.5%)
AtriCure, Inc.*	(177,612)	(4,211,180)
AxoGen, Inc.*	(118,714)	(5,828,857)
BodyTel Scientific, Inc.*‡	(4,840)	0
CareView Communications, Inc.*	(207,465)	(7,241)
Corindus Vascular Robotics, Inc.*	(671,428)	(503,638)
Cross Country Healthcare, Inc.*	(384,908)	(4,692,029)
Endologix, Inc.*	(220,031)	(1,234,374)
Exact Sciences Corp.*	(66,326)	(3,949,050)
Heska Corp.*	(61,731)	(6,601,513)
Illumina, Inc.*	(10,623)	(2,894,130)
Invacare Corp.	(215,590)	(3,557,235)
iRhythm Technologies, Inc.*	(44,055)	(3,349,502)
K2M Group Holdings, Inc.*	(169,726)	(4,020,809)
Mazor Robotics Ltd.*	(53,279)	(3,171,699)
Mesa Laboratories, Inc.	(10,299)	(1,638,365)
Momenta Pharmaceuticals, Inc.*	(192,245)	(4,536,982)
OraSure Technologies, Inc.*	(242,485)	(4,124,670)
Quidel Corp.*	(75,144)	(4,711,529)
Surgery Partners, Inc.*	(221,412)	(3,597,945)
Tactile Systems Technology, Inc.*	(90,084)	(4,470,869)
ViewRay, Inc.*	(331,087)	(2,387,137)
Vital Therapies, Inc.*	(231,231)	(1,179,278)
		(70,668,032)
Real Estate Investment Trusts—(0.5%)
Redfin Corp.*	(189,131)	(4,179,795)
Technology—(10.8%)
2U, Inc.*	(32,388)	(3,070,382)
8x8, Inc.*	(195,663)	(3,658,898)
Alarm.com Holdings, Inc.*	(84,350)	(3,747,670)
ANTs software, Inc.*‡	(10,334)	(1)
Arista Networks, Inc.*	(13,472)	(3,389,016)
Benefitfocus, Inc.*	(38,851)	(1,303,451)
Capstone Turbine Corp.*	(30,848)	(48,740)
Carbonite, Inc.*	(146,389)	(5,679,893)
Cloudera, Inc.*	(130,733)	(2,120,489)
Consygen, Inc.*‡	(200)	0
Ellie Mae, Inc.*	(37,471)	(3,982,793)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Technology—(10.8%) (continued)
Ener1, Inc.*‡	(102,820)	(10)
Enphase Energy, Inc.*	(878,387)	(5,033,158)
FireEye, Inc.*	(172,303)	(2,875,737)
Harmonic, Inc.*	(858,956)	(3,306,981)
Inseego Corp.*	(749,083)	(1,370,822)
Interliant, Inc.*‡	(600)	0
Internap Corp.*	(169,436)	(1,836,689)
LivePerson, Inc.*	(177,104)	(3,426,962)
Manhattan Associates, Inc.*	(76,329)	(3,321,838)
Match Group, Inc.*	(55,262)	(2,274,031)
Materialise NV - ADR*	(187,274)	(2,262,270)
Medidata Solutions, Inc.*	(45,499)	(3,510,703)
Nestor, Inc.*‡	(15,200)	(2)
New Relic, Inc.*	(45,110)	(4,582,725)
Proofpoint, Inc.*	(26,413)	(3,087,416)
PROS Holdings, Inc.*	(136,343)	(4,818,362)
Snap, Inc. Class A*	(198,520)	(2,261,143)
Spotify Technology SA*	(22,407)	(3,533,808)
SunPower Corp.*	(254,583)	(2,135,951)
Tiger Telematics, Inc.*‡	(6,510)	0
TrueCar, Inc.*	(334,768)	(3,284,074)
Twilio, Inc., Class A*	(66,990)	(3,615,450)
Uni-Pixel, Inc.*	(19,665)	(28)
Vicor Corp.*	(75,252)	(3,299,800)
Worldgate Communications, Inc.*‡	(582,655)	(58)
XRiver Corp.*‡	(34,156)	0
Zendesk, Inc.*	(59,700)	(3,336,633)
		90,175,984
Utilities—(2.5%)
Cadiz, Inc.*	(103,035)	(1,334,303)
California Water Service Group	(76,765)	(3,089,791)
Chesapeake Utilities Corp.	(36,133)	(2,885,220)
El Paso Electric Co.	(67,512)	(3,956,203)
MGE Energy, Inc.	(38,020)	(2,267,893)
New Jersey Resources Corp.	(40,828)	(1,812,763)
ONE Gas, Inc.	(24,573)	(1,844,204)
PNM Resources, Inc.	(45,577)	(1,820,801)
WGL Holdings, Inc.	(21,323)	(1,880,689)
		(20,891,867)
TOTAL COMMON STOCKS
(Proceeds $(272,712,834))		(318,749,009)
EXCHANGE TRADED FUNDS—(2.4%)
Finance—(2.4%)
Direxion Daily Financial Bear 3X	(163,162)	(1,793,150)
iPATH S&P 500 VIX Short-Term Futures ETN*	(259,602)	(9,550,758)
iShares 20+ Year Treasury Bond ETF	(69,103)	(8,376,666)
		(19,720,574)
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(22,655,254))		(19,720,574)
TOTAL SECURITIES SOLD SHORT—(40.6%)
(Proceeds $(295,368,088))		(338,469,583)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number	Notional
	of Contracts	Amount	Value
OPTIONS WRITTENƗƗ—0.0%
Call Options Written—(0.0%)
Sears Holdings Corp.
Expiration: 01/18/2019, Exercise Price: $10.00	(3,315)	(931,515)	(19,890)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(933,466))			(19,890)
Put Options Written—(0.0%)
Cognizant Technology Solutions Corp., Class A
Expiration: 01/18/2019, Exercise Price: $45.00	(694)	(5,229,290)	(22,555)
Medtronic PLC
Expiration: 01/18/2019, Exercise Price: $70.00	(695)	(5,999,240)	(77,145)
Wells Fargo & Co.
Expiration: 01/18/2019, Exercise Price: $40.00	(1,692)	(9,135,108)	(62,604)
TOTAL PUT OPTIONS WRITTEN
(Premiums received $(1,937,914))			(162,304)
TOTAL OPTIONS WRITTEN
(Premiums received $(2,871,380))			(182,194)
OTHER ASSETS IN EXCESS OF LIABILITIES—29.7%			247,881,222
NET ASSETS—100.0%			$834,670,375

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2018, the market value of securities on loan was $116,141,846.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
‡	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2018, short securities amounted to $(81) or 0.0% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Basic Industries	$42,493,468	$42,493,468	$-	$-
Capital Goods	83,592,422	83,592,422	-	-
Communications	20,056,197	20,056,197	-	-
Consumer Durables	7,099,261	7,099,261	-	-
Consumer Non-Durables	19,570,820	19,570,820	-	-
Consumer Services	124,097,137	124,097,137	-	-
Energy	128,364,039	128,364,039	-	-
Finance	132,033,154	132,033,154	-	-
Health Care	86,461,223	86,461,223	-	-
Real Estate Investment Trusts	10,583,139	10,583,139	-	-
Technology	88,102,817	88,102,817	-	-
Transportation	44,403,015	44,403,015	-	-
Utilities	18,127,858	18,127,858	-	-
Short-Term Investments	120,456,380	120,456,380	-	-
Total Assets	$925,440,930	$925,440,930	$-	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Basic Industries	$(1,563,184)	$(1,563,184)	$-	$-
Capital Goods	(8,079,298)	(8,079,291)	-	(7)
Communications	(12,582,006)	(12,582,006)	-	-
Consumer Durables	(33,840,492)	(31,637,013)	(2,203,479)	-
Consumer Non-Durables	(26,126,604)	(26,126,601)	-	(3)
Consumer Services	(36,794,653)	(36,794,379)	(274)	-
Energy	(7)	-	(7)	-
Finance	(13,847,087)	(13,847,087)	-	-
Health Care	(70,668,032)	(70,668,032)	-	-
Real Estate Investment Trusts	(4,179,795)	(4,179,795)	-	-
Technology	(90,175,984)	(90,175,913)	-	(71)
Utilities	(20,891,867)	(20,891,867)	-	-
Exchange Traded Funds	(19,720,574)	(19,720,574)	-	-
Options Written
Equity Contracts	(182,194)	(19,890)	(162,304)	-
Total Liabilities	$(338,651,777)	$(336,285,632)	$(2,366,064)	$(81)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
LONG POSITIONS—100.1%
COMMON STOCKS—95.2%
Basic Industries—6.3%
Berry Global Group, Inc.*Ɨ	447,061	$21,588,576
Celanese Corp., Series A	277,169	31,297,924
DowDuPont, Inc.	403,962	25,898,004
FMC Corp.	316,779	27,588,283
Glencore PLC	7,732,711	38,188,655
Graphic Packaging Holding Co.Ɨ	3,912,322	56,650,423
Ivanhoe Mines Ltd., Class A*	4,157,276	10,484,569
Mosaic Co., (The)	893,903	24,573,393
Nutrien Ltd.	772,264	39,115,172
Peabody Energy Corp.	512,682	22,183,750
PQ Group Holdings, Inc.*	952,928	15,647,078
Rio Tinto PLC - SP ADR	239,273	13,566,779
RPC Group PLC	3,447,321	36,195,794
Steel Dynamics, Inc.	220,896	10,918,889
Stornoway Diamond Corp.*	26,913,645	10,067,189
Warrior Met Coal, Inc.	648,252	17,613,007
WestRock Co.Ɨ	602,521	35,476,436
		437,053,921
Capital Goods—9.9%
AMETEK, Inc.	628,574	45,904,759
Bunzl PLC	313,944	9,547,715
Cemex SAB de CV - SP ADR*	3,843,495	22,907,230
CRH PLC	626,353	23,127,320
Cummins, Inc.	190,877	27,178,976
Curtiss-Wright Corp.	282,084	35,895,189
Dover Corp.	247,950	19,144,219
General Dynamics Corp.Ɨ	181,514	36,613,189
HD Supply Holdings, Inc.*	556,139	22,651,541
Honeywell International, Inc.Ɨ	250,708	37,082,220
Huntington Ingalls Industries, Inc.	131,412	29,051,251
Lockheed Martin Corp.Ɨ	85,767	26,977,152
Masco Corp.Ɨ	1,058,851	39,463,377
Northrop Grumman Corp.Ɨ	84,598	27,684,696
Owens Corning	417,990	26,425,328
PACCAR, Inc.	275,176	17,124,202
Parker-Hannifin Corp.	232,989	39,817,820
Raytheon Co.Ɨ	173,887	36,429,327
Textron, Inc.Ɨ	565,896	37,677,356
Trinseo SA	513,143	37,100,239
Tutor Perini Corp.*	679,911	13,462,238
United Technologies Corp.Ɨ	367,250	45,840,145
Weichai Power Co. Ltd.	19,623,000	26,146,512
		683,252,001

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Communications—2.8%
Comcast Corp., Class AƗ	1,889,470	58,913,675
Liberty Global PLC, Series C*Ɨ	1,862,536	51,554,997
Liberty Latin America Ltd. Class C*Ɨ	570,715	12,258,958
Verizon Communications, Inc.Ɨ	893,966	42,615,359
Vodafone Group PLC	11,070,195	28,289,164
		193,632,153
Consumer Durables—1.7%
BorgWarner, Inc.	560,359	27,334,312
Fiat Chrysler Automobiles NV*	866,539	20,129,701
Lear Corp.	94,964	18,802,872
PulteGroup, Inc.	1,039,962	31,458,851
Sony Corp.	420,500	19,838,728
		117,564,464
Consumer Non-Durables—4.7%
Altria Group, Inc.Ɨ	628,352	35,024,340
Asahi Group Holdings Ltd.	629,300	32,816,003
Coca-Cola European Partners PLC	1,007,455	38,253,066
Hasbro, Inc.	150,339	13,041,908
Heineken Holding NV	557,958	54,354,444
Imperial Brands PLC	786,561	28,305,794
Kirin Holdings Co. Ltd.	301,200	8,532,526
Nomad Foods Ltd.*Ɨ	3,324,933	57,853,834
PepsiCo, Inc.	316,196	31,698,649
Philip Morris International, Inc.	293,042	23,308,561
		323,189,125
Consumer Services—9.5%
Alibaba Group Holding Ltd. - SP ADR*	128,477	25,439,731
CVS Health Corp.Ɨ	579,505	36,734,822
Dun & Bradstreet Corp. (The)	292,402	35,909,890
eBay, Inc.*Ɨ	1,980,318	74,697,595
Equiniti Group PLC	2,371,153	8,195,917
Hays PLC	10,236,440	24,941,166
Interpublic Group of Cos., Inc., (The)	892,990	20,181,574
Koninklijke Ahold Delhaize NV	818,591	18,805,285
Lowe's Cos., Inc.	351,561	33,401,811
ManpowerGroup, Inc.	144,426	12,998,340
Moody's Corp.	112,142	19,128,061
Omnicom Group, Inc.Ɨ	251,657	18,139,436
Qurate Retail, Inc.*	1,680,628	34,167,167
Robert Half International, Inc.Ɨ	594,734	37,872,661
S&P Global, Inc.	137,256	27,108,060
ServiceMaster Global Holdings, Inc.*	138,659	7,922,975
Six Flags Entertainment Corp.Ɨ	606,513	39,132,219
Teleperformance	121,336	19,186,882
Tesco PLC	6,472,991	21,129,297
Time Warner, Inc.Ɨ	383,189	36,081,076
TJX Cos., Inc., (The)	205,806	18,588,398
Twenty-First Century Fox, Inc., Class AƗ	567,750	21,886,762
Western Union Co. (The)	1,771,658	35,238,278
Wyndham Worldwide Corp.	282,546	30,639,288
		657,526,691

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Energy—9.4%
Anadarko Petroleum Corp.	787,296	54,953,261
AndeavorƗ	314,458	45,417,169
Apergy Corp.*	407,556	17,602,344
Cactus, Inc., Class A*	776,991	26,200,136
Chevron Corp.Ɨ	287,257	35,706,045
Cimarex Energy Co.	272,476	25,318,470
ConocoPhillips	518,550	34,945,084
Diamondback Energy, Inc.	169,959	20,524,249
Energen Corp.*Ɨ	261,559	17,744,163
Enerplus Corp.	2,755,543	33,684,526
EQT Corp.Ɨ	746,768	38,488,423
Hurricane Energy PLC*	38,920,937	23,365,497
Jagged Peak Energy, Inc.*	1,354,578	16,322,665
Marathon Oil Corp.	1,333,780	28,582,905
Marathon Petroleum Corp.	112,942	8,925,806
Parsley Energy, Inc., Class A*Ɨ	856,117	25,238,329
Pioneer Natural Resources Co.	282,427	54,536,654
Royal Dutch Shell PLC, Class A	1,464,997	50,794,358
Superior Energy Services, Inc.*	2,584,281	28,246,191
Targa Resources Corp.	426,865	20,758,445
Viper Energy Partners LPƗ	670,036	21,829,773
Vista Oil & Gas SAB de CV*ǂ	2,686,746	24,113,110
		653,297,603
Finance—18.4%
Air Lease Corp.	232,766	10,337,138
Alleghany Corp.	52,837	30,146,679
Allstate Corp., (The)Ɨ	368,585	34,455,326
American Express Co.	151,957	14,937,373
American International Group, Inc.	670,327	35,386,562
Aon PLCƗ	213,573	29,872,456
Aviva PLC	4,552,358	30,845,180
Bank of America Corp.Ɨ	2,803,541	81,414,831
BB&T Corp.Ɨ	305,939	16,061,798
Berkshire Hathaway, Inc., Class B*Ɨ	221,797	42,480,779
Capital One Financial Corp.Ɨ	154,171	14,492,074
Charles Schwab Corp., (The)	547,598	30,457,401
Chubb Ltd.Ɨ	291,167	38,052,615
Citigroup, Inc.Ɨ	1,123,751	74,942,954
Citizens Financial Group, Inc.Ɨ	785,261	32,077,912
Discover Financial ServicesƗ	696,856	51,469,784
DNB ASA	1,217,328	21,818,271
East West Bancorp, Inc.	345,041	23,973,449
Everest Re Group Ltd.	100,245	22,584,196
Fifth Third BancorpƗ	663,772	20,298,148
Goldman Sachs Group, Inc., (The)Ɨ	91,222	20,605,225
Huntington Bancshares, Inc.Ɨ	2,424,651	36,054,560
ING Groep NV - SP ADR	957,818	14,012,877
JPMorgan Chase & Co.Ɨ	726,416	77,733,776
KeyCorp	1,764,514	34,302,152
Lloyds Banking Group PLC	22,576,859	18,936,770
Marsh & McLennan Cos., Inc.	387,410	31,136,142
Morgan Stanley	361,341	18,117,638
Navient Corp.Ɨ	1,128,573	15,585,593
Raymond James Financial, Inc.	351,722	33,962,276
Regions Financial Corp.	1,788,223	32,617,188
SLM Corp.*	2,781,386	31,791,242
Sompo Holdings, Inc.	633,800	27,448,127

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Finance—18.4% (continued)
State Street Corp.Ɨ	238,694	22,940,880
Sumitomo Mitsui Financial Group, Inc.	319,400	13,168,008
SunTrust Banks, Inc.Ɨ	262,241	17,703,890
Swiss Re AG	244,895	21,058,723
Synchrony Financial	1,012,221	35,053,213
TD Ameritrade Holding Corp.Ɨ	513,425	30,394,760
Travelers Cos., Inc., (The)Ɨ	194,609	25,011,149
United Overseas Bank Ltd.	737,300	15,429,808
Wells Fargo & Co.Ɨ	885,907	47,830,119
		1,276,999,042
Health Care—9.3%
Abbott Laboratories	212,808	13,094,076
Anthem, Inc.Ɨ	175,912	38,950,435
Biogen, Inc.*	96,951	28,499,716
Cardinal Health, Inc.Ɨ	444,427	23,150,202
Cigna Corp.Ɨ	207,433	35,132,927
Express Scripts Holding Co.*	438,582	33,248,901
Fresenius SE & Co. KGaA	242,413	18,613,547
Gilead Sciences, Inc.	207,666	13,996,688
ICON PLC*	118,393	15,270,329
Jazz Pharmaceuticals PLC*	133,315	22,530,235
Johnson & Johnson	796,953	95,331,518
Laboratory Corp. of America Holdings*Ɨ	255,433	46,128,646
McKesson Corp.	220,739	31,331,694
Medtronic PLC	192,777	16,640,511
Merck & Co., Inc.Ɨ	697,882	41,544,915
Novartis AG - SP ADR	488,951	36,436,629
Pfizer, Inc.Ɨ	1,021,899	36,716,831
Roche Holding AG	65,884	14,126,309
UnitedHealth Group, Inc.	151,733	36,645,037
Universal Health Services, Inc., Class B	200,155	23,013,822
Waters Corp.*	119,002	22,922,165
		643,325,133
Technology—22.2%
ABB Ltd.	974,763	22,166,111
Alliance Data Systems Corp.	61,935	13,057,137
Alphabet, Inc., Class A*Ɨ	128,836	141,719,600
Alphabet, Inc., Class C*	12,296	13,341,037
Amdocs Ltd.Ɨ	673,242	45,416,905
Arrow Electronics, Inc.*Ɨ	540,024	40,026,579
Atos SE	159,939	21,712,776
Avnet, Inc.	631,041	24,055,283
Baidu, Inc. - SP ADR*Ɨ	249,850	60,603,616
Belden, Inc.	500,940	27,681,944
Booking Holdings, Inc.*	9,692	20,439,653
Broadcom, Inc.Ɨ	243,201	61,303,676
Capgemini SA	318,685	42,028,468
CDW Corp.Ɨ	265,040	21,216,452
Cisco Systems, Inc.Ɨ	1,377,600	58,837,296
DXC Technology Co.Ɨ	740,762	68,231,588
Eaton Corp. PLC	517,765	39,650,444
EnerSys	235,458	18,815,449
Flex Ltd.*Ɨ	2,991,471	41,551,532
GrafTech International Ltd.*	2,182,159	40,042,618
Harris Corp.Ɨ	242,250	36,451,357
Hewlett Packard Enterprise Co.Ɨ	2,029,357	30,927,401
HP, Inc.Ɨ	1,674,164	36,881,833
Jabil, Inc.Ɨ	332,971	9,416,420

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Technology—22.2% (continued)
KLA-Tencor Corp.	292,222	33,088,297
Leidos Holdings, Inc.Ɨ	542,505	32,582,850
Marvell Technology Group Ltd.Ɨ	2,336,340	50,324,764
Micro Focus International PLC - SP ADRƗ	364,398	6,449,845
Microsoft Corp.Ɨ	825,284	81,571,070
NetApp, Inc.	1,051,890	71,865,125
NetEase, Inc. - ADRƗ	58,005	13,243,702
ON Semiconductor Corp.*Ɨ	1,417,264	35,615,844
Oracle Corp.Ɨ	1,319,299	61,637,649
Qorvo, Inc.*	126,477	10,149,779
Samsung Electronics Co., Ltd.ǂ	1,771,850	83,201,835
TE Connectivity Ltd.Ɨ	606,051	56,411,227
Versum Materials, Inc.	783,465	31,315,096
Xerox Corp.	1,308,745	35,571,689
		1,538,603,947
Transportation—1.0%
Delta Air Lines, Inc.Ɨ	407,660	22,034,023
Southwest Airlines Co.	278,605	14,231,143
Union Pacific Corp.	133,145	19,007,780
United Continental Holdings, Inc.*	201,686	14,035,329
		69,308,275
TOTAL COMMON STOCKS
(Cost $5,282,355,455)		6,593,752,355
WARRANTS—0.0%
Energy—0.0%
Vista Oil & Gas SAB de CV*ǂ	1,204,819	299,020
TOTAL WARRANTS
(Cost $0)		299,020
SHORT-TERM INVESTMENTS—4.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.61%	338,148,476	338,148,476
TOTAL SHORT-TERM INVESTMENTS
(Cost $338,148,476)		338,148,476
TOTAL LONG POSITIONS—100.1%
(Cost $5,620,503,931)		6,932,199,851

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
SECURITIES SOLD SHORT—(41.2%)
COMMON STOCKS—(41.2%)
Basic Industries—(2.8%)
Air Liquide SA	(135,080)	(16,676,625)
Amcor Ltd.	(1,712,270)	(18,170,172)
Antofagasta PLC	(1,593,099)	(22,307,297)
AptarGroup, Inc.	(91,891)	(8,483,377)
Balchem Corp.	(241,772)	(23,314,074)
Boliden AB	(506,202)	(17,850,729)
Compass Minerals International, Inc.	(245,246)	(16,039,088)
First Quantum Minerals Ltd.	(712,321)	(11,179,803)
Greif, Inc., Class A	(174,448)	(10,172,063)
NewMarket Corp.	(53,751)	(20,655,972)
Quaker Chemical Corp.	(105,731)	(16,160,983)
Sonoco Products Co.	(163,143)	(8,341,502)
Yara International ASA	(196,610)	(8,115,833)
		(197,467,518)
Capital Goods—(3.0%)
AAON, Inc.	(613,434)	(18,709,737)
Flowserve Corp.	(829,839)	(34,305,544)
HB Fuller Co.	(342,043)	(17,632,317)
James Hardie Industries PLC	(1,613,110)	(26,943,432)
John Bean Technologies Corp.	(246,883)	(21,799,769)
Manitowoc Co. Inc. (The)*	(949,004)	(23,241,108)
MTU Aero Engines AG	(89,113)	(16,807,219)
SiteOne Landscape Supply, Inc.*	(226,546)	(17,138,205)
Sun Hydraulics Corp.	(222,217)	(11,057,518)
Wabtec Corp.	(242,984)	(23,693,370)
		(211,328,219)
Communications—(1.1%)
Altice USA, Inc., Class A*	(665,563)	(13,018,412)
Cogent Communications Holdings, Inc.	(515,751)	(26,406,451)
SES SA	(1,025,922)	(17,778,857)
Telefonica SA	(962,899)	(8,493,432)
Telefonica SA - SP ADR	(933,865)	(8,218,012)
		(73,915,164)
Consumer Durables—(1.6%)
Brembo SpA	(1,575,804)	(22,530,309)
Harley-Davidson, Inc.	(624,650)	(25,660,622)
Tesla Motors, Inc.*	(148,331)	(42,234,286)
Thor Industries, Inc.	(190,997)	(17,686,322)
		(108,111,539)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Consumer Non-Durables—(3.9%)
Aryzta AG*	(594,216)	(8,879,415)
B&G Foods, Inc.	(388,566)	(10,938,133)
Calbee, Inc.	(476,600)	(17,336,998)
China Resources Beer Holdings Co., Ltd.	(3,746,000)	(18,116,531)
Cie Financiere Richemont SA	(104,988)	(9,614,593)
Coty, Inc. Class A	(889,808)	(11,789,956)
Gildan Activewear, Inc.	(503,185)	(14,557,142)
Hain Celestial Group Inc., (The)*	(193,961)	(4,949,885)
Hormel Foods Corp.	(465,152)	(16,694,305)
Industria de Diseno Textil SA	(447,718)	(14,151,838)
International Flavors & Fragrances, Inc.	(80,263)	(9,802,520)
Kimberly-Clark de Mexico SAB de CV, Class A	(4,644,700)	(7,771,189)
Lancaster Colony Corp.	(116,184)	(14,650,802)
Marine Harvest ASA	(796,260)	(15,930,707)
Mattel, Inc.	(551,194)	(8,554,531)
Nissin Foods Holdings Co. Ltd.	(170,200)	(12,635,540)
PRADA SpA	(2,949,800)	(15,477,170)
Societe BIC SA	(149,259)	(14,517,593)
Treasury Wine Estates Ltd.	(1,076,400)	(13,446,975)
Tsingtao Brewery Co., Ltd. Class H	(1,456,000)	(9,204,634)
Under Armour, Inc., Class A*	(1,152,150)	(24,079,935)
		(273,100,392)
Consumer Services—(7.1%)
CarMax, Inc.*	(212,941)	(14,675,894)
Casey's General Stores, Inc.	(196,147)	(18,987,030)
Chegg, Inc.*	(1,328,278)	(37,151,936)
Chipotle Mexican Grill, Inc.*	(41,387)	(17,803,860)
Cimpress NV*	(53,068)	(7,388,658)
Cracker Barrel Old Country Store, Inc.	(83,874)	(13,143,895)
Dentsu, Inc.	(269,300)	(12,831,717)
Edenred	(418,145)	(13,409,758)
Eutelsat Communications SA	(460,052)	(8,846,835)
Evoqua Water Technologies Corp.*	(929,846)	(17,936,729)
FactSet Research Systems, Inc.	(78,837)	(15,847,025)
Floor & Decor Holdings, Inc. Class A*	(275,956)	(12,969,932)
Jack in the Box, Inc.	(126,146)	(10,176,198)
Just Eat PLC*	(1,628,166)	(18,237,678)
Kingfisher PLC	(3,069,077)	(12,453,798)
L Brands, Inc.	(385,185)	(13,061,623)
Meredith Corp.	(291,354)	(14,669,674)
Multi-Color Corp.	(206,168)	(14,308,059)
Murphy USA, Inc.*	(154,326)	(10,302,804)
Norwegian Cruise Line Holdings Ltd.*	(335,328)	(17,551,068)
Ocado Group PLC*	(1,956,471)	(23,331,028)
Pearson PLC	(2,719,835)	(32,601,600)
Ritchie Bros. Auctioneers, Inc.	(783,256)	(26,693,364)
Rollins, Inc.	(277,590)	(13,815,654)
Shake Shack, Inc. Class A*	(235,539)	(14,042,835)
Thomson Reuters Corp.	(383,371)	(14,882,462)
Ulta Beauty, Inc.*	(33,276)	(8,216,177)
Wayfair, Inc. Class A*	(244,767)	(22,604,232)
Wendy's Co. (The)	(817,029)	(13,162,337)
Zalando SE*	(386,864)	(20,601,826)
		(491,705,686)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Energy—(3.8%)
Antero Resources Corp.*	(962,581)	(18,394,923)
Apache Corp.	(651,607)	(26,064,280)
Cenovus Energy, Inc.	(2,540,579)	(26,777,703)
Core Laboratories NV	(109,837)	(13,639,559)
Helmerich & Payne, Inc.	(370,796)	(24,613,438)
Hess Corp.	(553,267)	(33,428,392)
Imperial Oil Ltd.	(416,643)	(13,631,032)
Murphy Oil Corp.	(959,426)	(29,502,350)
National Oilwell Varco, Inc.	(510,290)	(21,136,212)
Oasis Petroleum, Inc.*	(879,253)	(11,456,667)
PrairieSky Royalty Ltd.	(1,322,172)	(27,257,178)
Range Resources Corp.	(1,182,360)	(18,728,582)
		(264,630,316)
Finance—(6.3%)
Aozora Bank Ltd.	(264,600)	(10,445,181)
Bank of East Asia Ltd., (The)	(3,033,526)	(12,558,215)
Bankinter SA	(1,497,065)	(14,480,670)
CaixaBank SA	(2,243,921)	(9,655,453)
Canadian Western Bank	(561,522)	(14,611,871)
Cincinnati Financial Corp.	(134,836)	(9,353,573)
Commonwealth Bank of Australia	(221,820)	(11,599,497)
Community Bank System, Inc.	(350,852)	(21,009,018)
Credit Suisse Group AG*	(867,338)	(13,298,456)
Cullen/Frost Bankers, Inc.	(82,533)	(9,427,745)
CVB Financial Corp.	(711,691)	(16,504,114)
Erie Indemnity Co. Class A	(6,826)	(771,406)
First Financial Bankshares, Inc.	(763,107)	(40,139,428)
First Republic Bank	(142,997)	(14,242,501)
Glacier Bancorp, Inc.	(441,956)	(17,231,864)
Independent Bank Corp.	(173,527)	(13,595,841)
Investors Bancorp, Inc.	(835,047)	(11,139,527)
MarketAxess Holdings, Inc.	(87,244)	(18,639,681)
Metro Bank PLC*	(259,698)	(11,458,136)
New York Community Bancorp, Inc.	(860,944)	(9,978,341)
People's United Financial, Inc.	(584,727)	(10,764,824)
Prosperity Bancshares, Inc.	(245,968)	(17,815,462)
RLI Corp.	(347,511)	(22,824,523)
Standard Chartered PLC	(807,450)	(8,085,297)
Suruga Bank Ltd.	(537,300)	(6,171,771)
Trustmark Corp.	(494,555)	(15,909,834)
UMB Financial Corp.	(191,426)	(14,749,373)
United Bankshares, Inc.	(374,899)	(13,665,069)
Valley National Bancorp	(652,764)	(8,296,630)
Westamerica Bancorporation	(465,289)	(26,628,490)
WisdomTree Investments, Inc.	(830,064)	(9,097,501)
		(434,149,292)
Health Care—(1.1%)
Insulet Corp.*	(146,294)	(13,720,914)
Penumbra, Inc.*	(108,847)	(17,513,483)
Teladoc, Inc.*	(359,517)	(18,299,415)
West Pharmaceutical Services, Inc.	(123,217)	(11,459,181)
Wright Medical Group NV*	(498,706)	(12,447,702)
		(73,440,695)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Real Estate Investment Trusts—(1.5%)
Extra Space Storage, Inc.	(298,031)	(28,685,484)
Iron Mountain, Inc.	(490,582)	(16,331,475)
Lamar Advertising Co. Class A	(228,130)	(15,791,158)
Public Storage	(87,318)	(18,497,445)
Washington Prime Group, Inc.	(3,225,469)	(23,449,160)
		(102,754,722)
Technology—(7.5%)
2U, Inc.*	(254,912)	(24,165,658)
ACI Worldwide, Inc.*	(1,118,625)	(27,014,794)
Blackbaud, Inc.	(235,492)	(22,953,405)
CoStar Group, Inc.*	(85,001)	(32,404,081)
Cree, Inc.*	(567,774)	(26,469,624)
Dassault Systemes SA	(177,408)	(24,904,985)
Ellie Mae, Inc.*	(281,785)	(29,950,928)
Guidewire Software, Inc.*	(166,259)	(15,435,485)
HubSpot, Inc.*	(224,937)	(27,262,364)
Infineon Technologies AG	(659,102)	(18,114,607)
Knowles Corp.*	(1,329,493)	(19,277,648)
Manhattan Associates, Inc.*	(481,730)	(20,964,890)
Medidata Solutions, Inc.*	(413,413)	(31,898,947)
MercadoLibre, Inc.	(90,402)	(26,291,614)
MINDBODY, Inc. Class A*	(576,199)	(22,702,241)
National Instruments Corp.	(449,952)	(18,727,002)
Oracle Corp.	(223,100)	(16,930,074)
Proofpoint, Inc.*	(194,981)	(22,791,329)
Ultimate Software Group Inc., (The)*	(103,987)	(27,260,192)
ViaSat, Inc.*	(200,601)	(12,559,629)
Workday, Inc., Class A*	(193,189)	(25,300,031)
Zendesk, Inc.*	(446,083)	(24,931,579)
		(518,311,107)
Transportation—(0.4%)
Heartland Express, Inc.	(570,632)	(10,659,406)
Panalpina Welttransport Holding AG	(140,280)	(17,392,670)
		(28,052,076)
Utilities—(1.1%)
El Paso Electric Co.	(262,029)	(15,354,899)
IDACORP, Inc.	(247,680)	(22,875,725)
Keyera Corp.	(663,470)	(18,600,289)
Kinder Morgan Canada Ltd.	(720,259)	(8,843,532)
TransCanada Corp.	(268,143)	(11,216,422)
		(76,890,867)
TOTAL COMMON STOCKS
(Proceeds $(2,552,216,600))		(2,853,857,593)
TOTAL SECURITIES SOLD SHORT—(41.2%)
(Proceeds $(2,552,216,600))		(2,853,857,593)
OTHER ASSETS IN EXCESS OF LIABILITIES—41.1%		2,850,497,265
NET ASSETS—100.0%		$6,928,839,523

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
ǂ	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2018, these securities amounted to $107,613,965 or 1.6% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING DATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
Long
China
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	1.94%	Monthly	1,816,000	$40,653,860	$2,656,205
Kweichow Moutai	Goldman Sachs	9/15/2020	1.94	Monthly	225,800	26,383,268	(12,672)
Qingdao Haier Co. Ltd.	Goldman Sachs	9/15/2020	1.94	Monthly	9,775,544	30,605,832	1,708,547
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	12/31/2021	1.94	Monthly	4,113,812	50,659,993	(788,942)
						148,302,953	3,563,137
Total Long						148,302,953	$3,563,137

Short
Brazil
Raia Drogasil SA	Goldman Sachs	9/15/2020	1.70	Monthly	(455,400)	$(7,610,908)	$988,960
China
Semiconductor Manufacturing	Goldman Sachs	12/31/2020	0.12	Monthly	(19,013,600)	(24,714,020)	1,038,908
Indonesia
Unilever Indonesia TBK PT	Macquarie	9/19/2018	1.71	Monthly	(3,231,700)	(10,571,948)	345,264
South Korea
Amorepacific Corp.	Macquarie	9/15/2020	1.71	Monthly	(63,347)	(19,501,172)	(410,558)
Celltrion Inc.	Goldman Sachs	9/15/2020	1.70	Monthly	(98,720)	(24,149,100)	437,331
						(43,650,272)	26,773
Taiwan
AU Optronics Corp.	Goldman Sachs	9/15/2020	1.70	Monthly	(50,614,000)	(22,170,785)	(481,343)
Eclat Textile Co., Ltd.	Macquarie	12/31/2021	1.71	Monthly	(869,000)	(10,587,474)	186,414
Feng Tay Enterprise	Macquarie	9/15/2020	1.71	Monthly	(2,344,000)	(10,365,633)	(61,278)
Innolux Corp.	Goldman Sachs	9/15/2020	1.70	Monthly	(34,122,000)	(13,169,540)	(31,580)
						(56,293,432)	(387,787)
United States
CarMax, Inc.	Goldman Sachs	9/15/2020	1.70	Monthly	(173,557)	(11,961,549)	(673,528)
Total Short						(154,802,129)	1,338,589
Net unrealized gain/(loss) on Contracts For Difference							$4,901,726

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Basic Industries	$437,053,921	$362,669,472	$74,384,449	$-
Capital Goods	683,252,001	624,430,454	58,821,547	-
Communications	193,632,153	165,342,989	28,289,164	-
Consumer Durables	117,564,464	97,725,736	19,838,728	-
Consumer Non-Durables	323,189,125	199,180,358	124,008,767	-
Consumer Services	657,526,691	565,268,144	92,258,547	-
Energy	653,297,603	602,503,245	50,794,358	-
Finance	1,276,999,042	1,128,294,155	148,704,887	-
Health Care	643,325,133	610,585,277	32,739,856	-
Technology	1,538,603,947	1,474,862,703	63,741,244	-
Transportation	69,308,275	69,308,275	-	-
Warrants	299,020	299,020	-	-
Short-Term Investments	338,148,476	338,148,476	-	-
Contracts For Difference
Equity Contracts	7,361,628	-	7,361,628	-
Total Assets	$6,939,561,479	$6,238,618,304	$700,943,175	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Basic Industries	$(197,467,518)	$(114,346,862)	$(83,120,656)	$-
Capital Goods	(211,328,219)	(167,577,568)	(43,750,651)	-
Communications	(73,915,164)	(47,642,875)	(26,272,289)	-
Consumer Durables	(108,111,539)	(85,581,230)	(22,530,309)	-
Consumer Non-Durables	(273,100,392)	(138,305,991)	(134,794,401)	-
Consumer Services	(491,705,686)	(349,391,446)	(142,314,240)	-
Energy	(264,630,316)	(264,630,316)	-	-
Finance	(434,149,292)	(336,396,616)	(97,752,676)	-
Health Care	(73,440,695)	(73,440,695)	-	-
Real Estate Investment Trusts	(102,754,722)	(102,754,722)	-	-
Technology	(518,311,107)	(458,361,441)	(59,949,666)	-
Transportation	(28,052,076)	(28,052,076)	-	-
Utilities	(76,890,867)	(76,890,867)	-	-
Contracts For Difference
Equity Contracts	(2,459,902)	-	(2,459,902)	-
Total Liabilities	$(2,856,317,495)	$(2,243,372,705)	$(612,944,790)	$-

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
COMMON STOCKS—97.3%
Basic Industries—1.4%
Crown Holdings, Inc.*	153,491	$6,652,300
FMC Corp.	74,956	6,527,918
Graphic Packaging Holding Co.	740,513	10,722,629
Mosaic Co., (The)	252,884	6,951,781
		30,854,628
Capital Goods—7.3%
AMETEK, Inc.	147,384	10,763,454
Cemex SAB de CV - SP ADR*	1,142,900	6,811,684
CRH PLC - SP ADR(a)	329,786	12,198,784
Cummins, Inc.	89,046	12,679,260
Dover Corp.	161,583	12,475,823
General Dynamics Corp.	82,594	16,660,036
PACCAR, Inc.	319,267	19,867,985
Spirit AeroSystems Holdings, Inc. Class A(a)	112,879	9,561,980
Textron, Inc.	146,921	9,782,000
Trinseo SA	113,786	8,226,728
United Technologies Corp.	170,338	21,261,589
WESCO International, Inc.*	209,237	12,418,216
World Fuel Services Corp.	308,728	6,446,241
		159,153,780
Communications—0.4%
Comcast Corp., Class A	274,942	8,572,692
Consumer Durables—1.0%
Fiat Chrysler Automobiles NV*	299,770	6,963,657
Lear Corp.	77,419	15,328,962
		22,292,619
Consumer Non-Durables—1.7%
Altria Group, Inc.	196,676	10,962,720
Electronic Arts, Inc.*	59,339	7,768,068
PepsiCo, Inc.	178,326	17,877,181
		36,607,969
Consumer Services—6.5%
Best Buy Co, Inc.	85,818	5,857,078
CVS Health Corp.(a)	216,240	13,707,454
eBay, Inc.*	983,703	37,105,277
Huron Consulting Group, Inc.*	118,464	4,797,792
Interpublic Group of Cos., Inc., (The)(a)	737,888	16,676,269
Lowe's Cos., Inc.	258,655	24,574,812
ManpowerGroup, Inc.	114,959	10,346,310
Nielsen Holdings PLC(a)	228,302	6,887,871
Omnicom Group, Inc.(a)	98,099	7,070,976
Robert Half International, Inc.	108,135	6,886,037
Tractor Supply Co.(a)	106,026	7,878,792
		141,788,668

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Energy—8.3%
Anadarko Petroleum Corp.	128,914	8,998,197
Andeavor	170,247	24,588,774
Apergy Corp.*	80,792	3,489,406
Cimarex Energy Co.	102,817	9,553,756
Diamondback Energy, Inc.(a)	90,086	10,878,785
Energen Corp.*	117,424	7,966,044
EQT Corp.	205,718	10,602,706
Gulfport Energy Corp.(a)*	297,572	3,306,025
Marathon Oil Corp.	1,098,604	23,543,084
Newfield Exploration Co.*	201,761	5,899,492
Parsley Energy, Inc., Class A(a)*	680,211	20,052,620
Phillips 66	141,911	16,531,212
Pioneer Natural Resources Co.	116,605	22,516,426
Targa Resources Corp.	132,256	6,431,609
WildHorse Resource Development Corp.(a)*	238,144	6,396,548
		180,754,684
Finance—29.9%
Aflac, Inc.	496,165	22,357,195
Air Lease Corp.	378,210	16,796,306
Alleghany Corp.	29,704	16,947,914
Allstate Corp., (The)	201,468	18,833,229
American International Group, Inc.(a)	498,093	26,294,330
Aon PLC	128,855	18,022,949
Bank of America Corp.	1,626,150	47,223,396
BB&T Corp.(a)	490,824	25,768,260
Capital One Financial Corp.	196,411	18,462,634
Charles Schwab Corp., (The)	173,145	9,630,325
Chubb Ltd.	216,181	28,252,695
Citigroup, Inc.	606,526	40,449,219
Discover Financial Services(a)	167,847	12,397,179
FCB Financial Holdings, Inc., Class A*	98,666	6,013,693
Fifth Third Bancorp(a)	370,734	11,337,046
Goldman Sachs Group, Inc., (The)	73,981	16,710,828
Huntington Bancshares, Inc.	1,167,121	17,355,089
JPMorgan Chase & Co.	606,937	64,948,328
KeyCorp	1,130,895	21,984,599
Loews Corp.	463,409	22,646,798
MetLife, Inc.(a)	378,010	17,384,680
Navient Corp.(a)	587,483	8,113,140
Prudential Financial, Inc.	194,519	18,837,220
Raymond James Financial, Inc.	144,268	13,930,518
SLM Corp.*	387,254	4,426,313
State Street Corp.	166,608	16,012,695
Synchrony Financial(a)	172,249	5,964,983
TD Ameritrade Holding Corp.(a)	170,196	10,075,603
Torchmark Corp.	109,653	9,301,864
Travelers Cos., Inc., (The)	122,233	15,709,385
Wells Fargo & Co.	192,425	10,389,026
White Mountains Insurance Group Ltd.	22,767	20,537,655
WR Berkley Corp.(a)	152,210	11,639,499
XL Group Ltd.	433,514	24,094,708
		648,849,301

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Health Care—15.5%
Abbott Laboratories	378,141	23,267,016
Anthem, Inc.	94,234	20,865,292
Cardinal Health, Inc.	153,283	7,984,512
Cigna Corp.	69,171	11,715,492
Gilead Sciences, Inc.	435,621	29,360,855
Jazz Pharmaceuticals PLC*	75,519	12,762,711
Johnson & Johnson	257,970	30,858,371
Laboratory Corp. of America Holdings*	123,088	22,228,462
McKesson Corp.	176,108	24,996,770
Medtronic PLC	398,888	34,432,012
Merck & Co., Inc.	601,031	35,779,375
Novartis AG - SP ADR	343,546	25,601,048
Pfizer, Inc.	656,697	23,595,123
Roche Holding AG - SP ADR	332,192	8,906,068
UnitedHealth Group, Inc.	96,774	23,371,889
		335,724,996
Technology—24.7%
Alliance Data Systems Corp.(a)	57,807	12,186,872
Allscripts Healthcare Solutions, Inc.(a)*	287,734	3,639,835
Alphabet, Inc., Class A*	21,808	23,988,800
Amdocs Ltd.	151,929	10,249,130
Analog Devices, Inc.	123,692	12,020,389
Arrow Electronics, Inc.*	196,093	14,534,413
Belden, Inc.(a)	205,103	11,333,992
Booking Holdings, Inc.*	9,507	20,049,502
Cisco Systems, Inc.	1,116,231	47,674,226
Cognizant Technology Solutions Corp., Class A	158,457	11,939,735
DXC Technology Co.	376,858	34,712,390
EnerSys	186,954	14,939,494
Fidelity National Information Services, Inc.(a)	64,894	6,633,465
Flex Ltd.*	866,348	12,033,574
Fortive Corp.	163,102	11,855,884
GrafTech International Ltd.(a)*	523,824	9,612,170
Hewlett Packard Enterprise Co.	985,250	15,015,210
HP, Inc.	947,607	20,875,782
Jabil, Inc.	469,441	13,275,791
KLA-Tencor Corp.(a)	105,408	11,935,348
Leidos Holdings, Inc.	102,307	6,144,558
Microsoft Corp.	349,153	34,510,283
Momo, Inc. - SP ADR(a)*	258,474	11,869,126
NetApp, Inc.(a)	332,453	22,713,189
NetEase, Inc. - ADR	27,222	6,215,327
ON Semiconductor Corp.(a)*	412,473	10,365,447
Oracle Corp.	842,439	39,358,750
Qorvo, Inc.(a)*	287,742	23,091,296
Symantec Corp.	567,371	11,789,969
TE Connectivity Ltd.	254,284	23,668,755
Versum Materials, Inc.(a)	224,383	8,968,589
Xerox Corp.	369,624	10,046,380
YY, Inc. - ADR*	80,688	9,402,573
		536,650,244

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Transportation—0.6%
Delta Air Lines, Inc.	256,105	13,842,475
TOTAL COMMON STOCKS
(Cost $1,654,783,247)		2,115,092,056
RIGHTS—0.0%
Technology—0.0%
CVR Banctec Inc. - Escrow Shares*ǂ	14,327	0
TOTAL RIGHTS
(Cost $0)		0
SHORT-TERM INVESTMENTS—12.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.61%	34,227,831	34,227,831
Mount Vernon Liquid Assets Portfolio, LLC, 2.02%	226,445,917	226,445,917
TOTAL SHORT-TERM INVESTMENTS
(Cost $260,673,748)		260,673,748
TOTAL INVESTMENTS—109.3%
(Cost $1,915,456,995)		2,375,765,804
LIABILITIES IN EXCESS OF OTHER ASSETS—(9.3)%		(201,473,588)
NET ASSETS—100.0%		$2,174,292,216

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2018, the market value of securities on loan was $219,778,871.
ǂ	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2018, these securities amounted to $0 or 0.0% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Basic Industries	$30,854,628	$30,854,628	$-	$-
Capital Goods	159,153,780	159,153,780	-	-
Communications	8,572,692	8,572,692	-	-
Consumer Durables	22,292,619	22,292,619	-	-
Consumer Non-Durables	36,607,969	36,607,969	-	-
Consumer Services	141,788,668	141,788,668	-	-
Energy	180,754,684	180,754,684	-	-
Finance	648,849,301	648,849,301	-	-
Health Care	335,724,996	335,724,996	-	-
Technology	536,650,244	536,650,244	-	-
Transportation	13,842,475	13,842,475	-	-
Rights	-	-	-	-
Short-Term Investments	260,673,748	260,673,748	-	-
Total Assets	$2,375,765,804	$2,375,765,804	$-	$-

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
COMMON STOCKS—98.6%
Basic Industries—5.7%
Allegheny Technologies, Inc.(a)*	30,600	$872,712
Green Plains, Inc.(a)	15,600	333,060
Haynes International, Inc.	11,300	481,154
Schweitzer-Mauduit International, Inc.	3,800	166,478
		1,853,404
Capital Goods—12.9%
BMC Stock Holdings, Inc.*	8,100	164,835
Carpenter Technology Corp.	2,700	161,838
Ferroglobe PLC*	6,800	69,564
Foundation Building Materials, Inc.*	6,200	95,170
FreightCar America, Inc.	38,100	652,272
Great Lakes Dredge & Dock Corp.(a)*	83,100	417,577
KBR, Inc.	44,700	823,374
KeyW Holding Corp., (The)(a)*	19,300	182,385
Landec Corp.(a)*	11,900	167,790
Matrix Service Co.*	13,200	256,080
Orion Group Holdings, Inc.*	51,800	401,968
Smart Sand, Inc.(a)*	35,900	219,708
Tutor Perini Corp.(a)*	28,300	560,340
		4,172,901
Communications—0.6%
Ooma, Inc.*	16,400	194,340
Consumer Durables—2.3%
Century Communities, Inc.*	3,900	117,390
Libbey, Inc.(a)	55,400	360,654
Tower International, Inc.	200	5,880
TRI Pointe Group, Inc.(a)*	15,700	270,982
		754,906
Consumer Non-Durables—0.8%
Matthews International Corp., Class A	4,300	236,500
Sequential Brands Group, Inc.*	10,275	21,167
		257,667
Consumer Services—9.2%
Covanta Holding Corp.(a)	18,600	303,180
Del Taco Restaurants, Inc.*	20,700	249,228
Hibbett Sports, Inc.(a)*	7,500	198,375
ICF International, Inc.	7,400	522,810
MDC Partners, Inc., Class A*	82,300	341,545
SUPERVALU, Inc.(a)*	37,400	691,526
Team, Inc.(a)*	24,500	520,625
Tile Shop Holdings, Inc.	22,900	164,880
		2,992,169

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Energy—11.4%
Carrizo Oil & Gas, Inc.*	3,400	85,884
Eclipse Resources Corp.*	66,200	107,244
Extraction Oil & Gas, Inc.(a)*	13,500	228,960
Flotek Industries, Inc.(a)*	31,000	97,030
Gulfport Energy Corp.*	64,000	711,040
HighPoint Resources Corp.*	84,500	603,330
Mammoth Energy Services, Inc.*	1,000	37,760
McDermott International, Inc.(a)*	21,366	464,283
NCS Multistage Holdings, Inc.(a)*	9,200	140,024
Resolute Energy Corp.(a)*	6,200	221,092
Select Energy Services, Inc. Class A*	9,400	134,138
Solaris Oilfield Infrastructure, Inc. Class A*	19,500	301,080
Superior Energy Services, Inc.*	14,100	154,113
TETRA Technologies, Inc.*	77,200	325,784
WildHorse Resource Development Corp.*	3,100	83,266
		3,695,028
Finance—28.6%
Ameris Bancorp(a)	9,300	518,010
Banner Corp.	7,900	473,605
Central Pacific Financial Corp.	13,400	394,496
CNO Financial Group, Inc.	19,600	392,392
Essent Group Ltd.*	5,500	188,650
First Foundation, Inc.(a)*	23,600	457,604
FirstCash, Inc.	2,500	226,875
Fulton Financial Corp.	25,700	448,465
Hanover Insurance Group Inc., (The)	1,800	218,232
HomeStreet, Inc.*	23,300	624,440
Investors Bancorp, Inc.	15,800	210,772
Kearny Financial Corp.	16,500	238,425
Kemper Corp.	7,200	557,640
Kennedy-Wilson Holdings, Inc.	24,700	503,880
Meridian Bancorp, Inc.	21,100	412,505
MGIC Investment Corp.*	26,600	276,374
National Bank Holdings Corp., Class A	12,100	471,174
Northfield Bancorp, Inc.	24,100	393,794
Origin Bancorp, Inc.(a)	5,800	225,272
Popular, Inc.	16,900	764,556
State Bank Financial Corp.	13,300	446,215
United Community Banks, Inc.	9,300	301,878
United Financial Bancorp, Inc.(a)	32,100	559,182
		9,304,436
Health Care—2.8%
Accuray, Inc.*	110,200	484,880
Lantheus Holdings, Inc.*	11,800	165,200
LifePoint Health, Inc.(a)*	1,500	79,275
Trinity Biotech PLC - SP ADR*	41,600	193,440
		922,795
Real Estate Investment Trusts—7.4%
Cedar Realty Trust, Inc.	57,600	252,864
GEO Group Inc., (The)	13,600	337,280
Getty Realty Corp.	17,300	451,703
Gramercy Property Trust	15,900	438,363
Ladder Capital Corp.	23,600	366,272
NexPoint Residential Trust, Inc.	5,900	163,548
Seritage Growth Properties, Class A(a)	5,300	220,798
UMH Properties, Inc.(a)	11,800	173,578
		2,404,406

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Technology—7.9%
Acacia Communications, Inc.(a)*	4,800	155,232
Aerohive Networks, Inc.*	31,800	127,518
CommVault Systems, Inc.*	2,600	177,710
Generac Holdings, Inc.*	10,300	515,927
NeoPhotonics Corp.(a)*	66,600	434,232
QAD, Inc., Class A	6,600	342,210
Quantenna Communications, Inc.(a)*	11,700	187,200
Ribbon Communications, Inc.*	40,500	245,430
ServiceSource International, Inc.*	36,700	153,773
VASCO Data Security International, Inc.*	10,500	227,325
		2,566,557
Transportation—6.0%
Ardmore Shipping Corp.*	65,900	533,790
Scorpio Tankers, Inc.(a)	144,000	417,600
Spirit Airlines, Inc.(a)*	8,600	315,534
StealthGas, Inc.*	56,100	222,717
YRC Worldwide, Inc.*	41,700	447,024
		1,936,665
Utilities—3.0%
ALLETE, Inc.	2,800	215,096
El Paso Electric Co.	3,100	181,660
NorthWestern Corp.	3,400	185,232
PNM Resources, Inc.	3,900	155,805
Portland General Electric Co.	5,400	230,364
		968,157
TOTAL COMMON STOCKS
(Cost $27,420,882)		32,023,431
WARRANTS—0.1%
Energy—0.1%
TETRA Technologies, Inc. *‡	20,950	15,922
TOTAL WARRANTS
(Cost $4,475)		15,922
SHORT-TERM INVESTMENTS—24.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.61%	293,810	293,810
Mount Vernon Liquid Assets Portfolio, LLC, 2.02%	7,810,546	7,810,546
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,104,356)		8,104,356
TOTAL INVESTMENTS—123.6%
(Cost $35,529,713)		40,143,709
LIABILITIES IN EXCESS OF OTHER ASSETS—(23.6)%		(7,653,949)
NET ASSETS—100.0%		$32,489,760

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2018, the market value of securities on loan was $7,520,875.
‡	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2018, these securities amounted to $15,922 or 0.1% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$32,023,431	$32,023,431	$-	$-
Warrants	15,922	-	-	15,922
Short-Term Investments	8,104,356	8,104,356	-	-
Total Assets	$40,143,709	$40,127,787	$-	$15,922

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
LONG POSITIONS—103.9%
COMMON STOCKS—95.9%
Argentina—0.2%
YPF SA - SP ADR	80,602	$1,463,732
Australia—0.9%
Woodside Petroleum Ltd.	237,839	5,811,739
Bermuda—1.2%
Everest Re Group Ltd.	34,769	7,833,108
Canada—0.9%
Nutrien Ltd.	106,419	5,390,122
France—4.4%
Capgemini SA	50,810	6,700,869
Renault SA	32,191	3,121,540
Schneider Electric SE	35,917	3,104,826
Teleperformance SA	18,311	2,895,521
TOTAL SA	143,273	8,710,074
Vinci SA	31,795	3,127,115
		27,659,945
Germany—2.6%
Allianz SE	15,943	3,284,755
E.ON SE	366,178	3,878,990
Fresenius SE & Co. KGaA	50,565	3,882,605
Siemens AG	39,861	5,195,029
		16,241,379
Hong Kong—1.3%
CK Hutchison Holdings Ltd.	350,000	3,941,084
WH Group Ltd.	4,124,000	4,225,138
		8,166,222
Ireland—1.3%
CRH PLC	227,657	8,405,957
Japan—10.9%
Alps Electric Co., Ltd.	148,300	3,492,886
Asahi Group Holdings Ltd.	88,200	4,599,351
Fuji Electric Co., Ltd.	1,200,000	8,505,948
Haseko Corp.	214,900	3,253,520
KDDI Corp.	204,100	5,505,286
Matsumotokiyoshi Holdings Co., Ltd.	67,600	3,255,425
Mitsubishi Electric Corp.	189,500	2,685,550
Nippon Telegraph & Telephone Corp.	79,500	3,713,994
Nomura Holdings, Inc.	652,000	3,360,761
Seven & i Holdings Co., Ltd.	118,200	5,228,082
Sony Corp.	84,500	3,986,617
SUMCO Corp.	186,900	4,512,379
Sumitomo Electric Industries Ltd.	210,400	3,164,545
Sumitomo Mitsui Financial Group, Inc.	100,100	4,126,855
Suzuki Motor Corp.	56,500	3,237,658
Tokuyama Corp.	96,700	3,433,986
Zenkoku Hosho Co., Ltd.	67,000	3,216,667
		69,279,510
Luxembourg—0.3%
Ternium SA - SP ADR	60,028	2,144,200
Mexico—0.6%
Cemex SAB de CV - SP ADR*	595,430	3,548,763
Netherlands—2.0%
Koninklijke Ahold NV	104,262	2,395,185
Royal Dutch Shell PLC, Class A	296,892	10,293,836
		12,689,021
Singapore—1.1%
Flex Ltd.*	510,435	7,089,942
South Korea—1.4%
KT Corp. - SP ADR	106,884	1,394,836
LG Uplus Corp.	113,427	1,227,226
Samsung Electronics Co., Ltd.ǂ	130,350	6,120,924
		8,742,986

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Switzerland—3.4%
ABB Ltd.	184,328	4,170,052
Glencore PLC	905,394	4,471,366
Roche Holding AG	32,552	6,979,534
Swiss Re AG	68,380	5,880,052
		21,501,004
United Kingdom—6.5%
Aviva PLC	1,016,312	6,886,173
Coca-Cola European Partners PLC	122,718	4,659,603
Direct Line Insurance Group PLC	1,025,747	4,868,939
Imperial Brands PLC	86,636	3,117,750
Lloyds Banking Group PLC	5,123,580	4,297,500
Nomad Foods Ltd.*	166,213	2,892,106
RPC Group PLC	417,446	4,383,053
Tullow Oil PLC*	578,346	1,933,107
Vodafone Group PLC	1,861,297	4,756,424
WPP PLC	203,836	3,359,226
		41,153,881
United States—56.9%
Advance Auto Parts, Inc.(a)	20,586	2,647,771
Air Lease Corp.	96,838	4,300,576
Allstate Corp. (The)	40,183	3,756,307
Alphabet, Inc., Class C*	7,500	8,137,425
American Express Co.	60,539	5,950,984
American International Group, Inc.(a)	82,400	4,349,896
Andeavor	20,510	2,962,259
Anthem, Inc.	49,642	10,991,732
Apergy Corp.*	67,979	2,936,013
Bank of America Corp.	429,871	12,483,454
Berkshire Hathaway, Inc., Class B*	101,240	19,390,497
Biogen, Inc.*	11,335	3,332,037
Booking Holdings, Inc.(a)*	1,437	3,030,518
Chubb Ltd.	57,957	7,574,400
Cigna Corp.	18,189	3,080,671
Cisco Systems, Inc.	131,840	5,630,886
Citigroup, Inc.	82,705	5,515,596
Comcast Corp., Class A	186,575	5,817,409
Diamondback Energy, Inc.(a)	23,417	2,827,837
DowDuPont, Inc.(a)	90,640	5,810,930
DXC Technology Co.	86,255	7,944,948
East West Bancorp, Inc.	56,395	3,918,325
Eaton Corp. PLC	117,198	8,975,023
eBay, Inc.*	138,328	5,217,732
EQT Corp.	83,425	4,299,725
Goldman Sachs Group Inc., (The)	40,784	9,212,290

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
United States—56.9% (continued)
GrafTech International Ltd.(a)*	87,391	1,603,625
Honeywell International, Inc.	22,225	3,287,300
HP, Inc.	257,747	5,678,166
Jagged Peak Energy, Inc.(a)*	142,308	1,714,811
Johnson & Johnson	57,524	6,881,021
Laboratory Corp. of America Holdings*	67,133	12,123,548
Leidos Holdings, Inc.	94,178	5,656,331
Loews Corp.(a)	60,856	2,974,033
Lowe's Cos., Inc.	61,094	5,804,541
Marvell Technology Group Ltd.(a)	204,376	4,402,259
Masco Corp.	159,982	5,962,529
McKesson Corp.	39,466	5,601,804
Microsoft Corp.	189,525	18,732,651
Morgan Stanley	119,338	5,983,607
Mosaic Co. (The)	149,172	4,100,738
NetApp, Inc.(a)	77,612	5,302,452
Northrop Grumman Corp.	9,976	3,264,646
Oracle Corp.	272,400	12,726,528
Parsley Energy, Inc., Class A(a)*	191,617	5,648,869
Peabody Energy Corp.	86,562	3,745,538
Pfizer, Inc.	120,729	4,337,793
Pioneer Natural Resources Co.	36,848	7,115,349
Raytheon Co.	15,472	3,241,384
Steel Dynamics, Inc.	109,175	5,396,520
SunTrust Banks, Inc.(a)	61,198	4,131,477
SYNNEX Corp.(a)	27,460	2,933,277
TE Connectivity Ltd.	58,743	5,467,798
Time Warner, Inc.	52,352	4,929,464
TJX Cos. Inc., (The)	66,300	5,988,216
Trinseo SA	73,992	5,349,622
Twenty-First Century Fox, Inc. Class A	86,050	3,317,228
United Parcel Service, Inc., Class B	44,842	5,207,053
United Technologies Corp.	50,694	6,327,625
Verizon Communications, Inc.	98,982	4,718,472
Vistra Energy Corp.*	179,539	4,404,092
Wells Fargo & Co.	59,157	3,193,886
WestRock Co.	52,167	3,071,593
		360,421,087
TOTAL COMMON STOCKS
(Cost $539,821,110)		607,542,598
PREFERRED STOCKS—0.7%
Germany—0.7%
Volkswagen AG, 2.445%	24,409	4,584,457
TOTAL PREFERRED STOCKS
(Cost $4,257,565)		4,584,457
SHORT-TERM INVESTMENTS—7.3%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.61%	22,323,705	22,323,705
Mount Vernon Liquid Assets Portfolio, LLC, 2.02%	23,856,722	23,856,722
TOTAL SHORT-TERM INVESTMENTS
(Cost $46,180,427)		46,180,427
TOTAL INVESTMENTS—103.9%
(Cost $590,259,102)		658,307,482
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.9)%		(24,863,308)
NET ASSETS—100.0%		$633,444,174

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2018, the market value of securities on loan was $23,052,966.
ǂ	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2018, these securities amounted to $6,120,924 or 1.0% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Argentina	$1,463,732	$1,463,732	$-	$-
Australia	5,811,739	-	5,811,739	-
Bermuda	7,833,108	7,833,108	-	-
Canada	5,390,122	5,390,122	-	-
France	27,659,945	-	27,659,945	-
Germany	16,241,379	-	16,241,379	-
Hong Kong	8,166,222	-	8,166,222	-
Ireland	8,405,957	-	8,405,957	-
Japan	69,279,510	-	69,279,510	-
Luxembourg	2,144,200	2,144,200	-	-
Mexico	3,548,763	3,548,763	-	-
Netherlands	12,689,021	-	12,689,021	-
Singapore	7,089,942	7,089,942	-	-
South Korea	8,742,986	7,515,760	1,227,226	-
Switzerland	21,501,004	-	21,501,004	-
United Kingdom	41,153,881	7,551,709	33,602,172	-
United States	360,421,087	360,421,087	-	-
Preferred Stock
Germany	4,584,457	-	4,584,457	-
Short-Term Investments	46,180,427	46,180,427	-	-
Total Assets	$658,307,482	$449,138,850	$209,168,632	$-

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
LONG POSITIONS—100.1%
COMMON STOCKS—97.1%
Argentina—0.3%
YPF SA - SP ADR	128,924	$2,341,260
Australia—0.9%
Woodside Petroleum Ltd.	361,059	8,822,693
Bermuda—1.1%
Everest Re Group Ltd.	44,587	10,045,005
Canada—0.9%
Nutrien Ltd.	164,706	8,342,359
France—4.5%
Capgemini SA	80,401	10,603,357
Renault SA	48,113	4,665,486
Schneider Electric SE	53,683	4,640,598
Teleperformance SA	29,439	4,655,194
TOTAL SA	222,378	13,519,148
Vinci SA	49,110	4,830,086
		42,913,869
Germany—2.7%
Allianz SE	24,252	4,996,668
E.ON SE	581,399	6,158,865
Fresenius SE & Co. KGaA	80,275	6,163,871
Siemens AG	62,126	8,096,796
		25,416,200
Hong Kong—1.3%
CK Hutchison Holdings Ltd.	544,500	6,131,200
WH Group Ltd.	6,342,000	6,497,533
		12,628,733
India—0.5%
Dish TV India Ltd.*Ɨ	4,909,997	5,069,572
Ireland—1.4%
CRH PLC	367,868	13,583,077
Japan—10.8%
Alps Electric Co., Ltd.	225,900	5,320,586
Asahi Group Holdings Ltd.	136,300	7,107,614
Fuji Electric Co., Ltd.	1,807,000	12,808,540
Haseko Corp.	378,200	5,725,832
KDDI Corp.	317,500	8,564,078
Matsumotokiyoshi Holdings Co., Ltd.	107,500	5,176,897
Mitsubishi Electric Corp.	294,900	4,179,254
Nippon Telegraph & Telephone Corp.	122,100	5,704,134
Nomura Holdings, Inc.	908,700	4,683,931
Seven & i Holdings Co., Ltd.	187,300	8,284,432
Sony Corp.	128,700	6,071,925
SUMCO Corp.	290,800	7,020,865
Sumitomo Electric Industries Ltd.	327,400	4,924,297
Sumitomo Mitsui Financial Group, Inc.	137,800	5,681,125
Suzuki Motor Corp.	91,400	5,237,556
Tokuyama Corp.	142,200	5,049,771
		101,540,837

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Luxembourg—0.4%
Ternium SA - SP ADRƗ	98,232	3,508,847
Mexico—0.6%
Cemex SAB de CV - SP ADR*	960,801	5,726,374
Netherlands—1.7%
Royal Dutch Shell PLC, Class A	460,423	15,963,781
Singapore—1.1%
Flex Ltd.*Ɨ#	777,947	10,805,684
South Korea—1.5%
KT Corp. - SP ADR	170,796	2,228,888
LG Uplus Corp.	198,145	2,143,835
Samsung Electronics Co., Ltd.Ɨ	210,000	9,861,097
		14,233,820
Switzerland—3.3%
ABB Ltd.	284,317	6,432,103
Glencore PLC	917,788	4,532,574
Roche Holding AG	54,226	11,626,696
Swiss Re AG	95,930	8,249,100
		30,840,473
United Kingdom—6.3%
Aviva PLC	1,277,085	8,653,080
Coca-Cola European Partners PLCƗ	190,146	7,219,844
Direct Line Insurance Group PLC	1,501,524	7,127,322
Imperial Brands PLC	130,098	4,681,807
Lloyds Banking Group PLC	7,203,865	6,042,379
Nomad Foods Ltd.*Ɨ	302,850	5,269,590
RPC Group PLC	420,176	4,411,717
Tullow Oil PLC*	883,729	2,953,842
Vodafone Group PLC	2,922,170	7,467,415
WPP PLC	330,909	5,453,394
		59,280,390
United States—57.8%
Advance Auto Parts, Inc.	30,768	3,957,380
Air Lease Corp.Ɨ	158,205	7,025,884
Allstate Corp. (The)Ɨ	57,369	5,362,854
Alphabet, Inc., Class C*Ɨ	12,119	13,148,994
American Express Co.Ɨ	90,553	8,901,360
American International Group, Inc.	114,268	6,032,208
AndeavorƗ	30,524	4,408,581
Anthem, Inc.Ɨ	79,834	17,676,844
Apergy Corp.*	101,700	4,392,423
Bank of America Corp.Ɨ	645,160	18,735,446
Berkshire Hathaway, Inc., Class B*Ɨ	65,204	12,488,522
Biogen, Inc.*	16,942	4,980,270
Booking Holdings, Inc.*	2,256	4,757,724
Chubb Ltd.Ɨ	88,012	11,502,288
Cigna Corp.Ɨ	27,811	4,710,349
Cisco Systems, Inc.Ɨ	218,385	9,327,223
Citigroup, Inc.Ɨ	119,969	8,000,733
Comcast Corp., Class AƗ	297,862	9,287,337
Diamondback Energy, Inc.Ɨ	35,335	4,267,055
DowDuPont, Inc.Ɨ	143,849	9,222,159
DXC Technology Co.Ɨ	131,342	12,097,912
East West Bancorp, Inc.	86,059	5,979,379
Eaton Corp. PLCƗ	180,671	13,835,785
eBay, Inc.*Ɨ	215,700	8,136,204
EQT Corp.Ɨ	132,175	6,812,300
Goldman Sachs Group Inc., (The)	59,721	13,489,780
GrafTech International Ltd.*	249,072	4,570,471
Honeywell International, Inc.	36,817	5,445,603
HP, Inc.Ɨ	420,954	9,273,617
Jagged Peak Energy, Inc.*	237,237	2,858,706
Johnson & JohnsonƗ	89,438	10,698,574
Laboratory Corp. of America Holdings*Ɨ	112,458	20,308,790
Leidos Holdings, Inc.Ɨ	140,418	8,433,505
Loews Corp.	86,906	4,247,096
Lowe's Cos, Inc.	93,037	8,839,445
Marvell Technology Group Ltd.	311,892	6,718,154
Masco Corp.Ɨ	243,464	9,073,903

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
United States—57.8% (continued)
McKesson Corp.	60,371	8,569,060
Microsoft Corp.Ɨ	292,742	28,934,619
Morgan Stanley	176,114	8,830,356
Mosaic Co. (The)	227,058	6,241,824
NetApp, Inc.Ɨ	115,710	7,905,307
Northrop Grumman Corp.Ɨ	15,275	4,998,744
Oracle Corp.Ɨ#	420,753	19,657,580
Parsley Energy, Inc., Class A*Ɨ	290,931	8,576,646
Peabody Energy Corp.	134,582	5,823,363
Pfizer, Inc.Ɨ	201,173	7,228,146
Pioneer Natural Resources Co.Ɨ	56,879	10,983,335
Raytheon Co.	23,658	4,956,351
Steel Dynamics, Inc.Ɨ	169,952	8,400,727
SunTrust Banks, Inc.Ɨ#	113,400	7,655,634
SYNNEX Corp.	42,156	4,503,104
TE Connectivity Ltd.	93,536	8,706,331
Time Warner, Inc.	80,441	7,574,325
TJX Cos. Inc., (The)	101,061	9,127,830
Trinseo SAƗ	117,348	8,484,260
Twenty-First Century Fox, Inc. Class A	132,394	5,103,789
United Parcel Service, Inc., Class B	67,824	7,875,723
United Technologies Corp.Ɨ	75,578	9,433,646
Verizon Communications, Inc.	150,774	7,187,397
Vistra Energy Corp.*	268,217	6,579,363
Warrior Met Coal, Inc.	169,307	4,600,071
Wells Fargo & Co.Ɨ	80,856	4,365,415
WestRock Co.Ɨ	80,015	4,711,283
		546,019,087
TOTAL COMMON STOCKS
(Cost $815,876,510)		917,082,061
PREFERRED STOCKS—0.7%
Germany—0.7%
Volkswagen AG, 2.445%	37,349	7,014,825
TOTAL PREFERRED STOCKS
(Cost $6,515,437)		7,014,825
SHORT-TERM INVESTMENTS—2.3%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.61%	22,071,466	22,071,466
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,071,466)		22,071,466
TOTAL INVESTMENTS—100.1%
(Cost $844,463,413)		946,168,352

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
SECURITIES SOLD SHORT—(41.7%)
COMMON STOCKS—(41.7%)
Argentina—(0.3%)
MercadoLibre, Inc.	(11,400)	(3,315,462)
Australia—(1.6%)
Challenger Ltd.	(363,142)	(3,523,844)
Domino's Pizza Enterprises Ltd.	(51,882)	(1,927,304)
National Australia Bank Ltd.	(132,419)	(2,669,276)
Ramsay Health Care Ltd.	(61,379)	(2,841,673)
Treasury Wine Estates Ltd.	(141,820)	(1,771,693)
WiseTech Global Ltd.	(199,312)	(2,205,946)
		(14,939,736)
Belgium—(0.4%)
Colruyt SA	(64,662)	(3,430,572)
Canada—(1.2%)
First Quantum Minerals Ltd.	(94,323)	(1,480,389)
PrairieSky Royalty Ltd.	(195,777)	(4,036,032)
Ritchie Bros. Auctioneers, Inc.	(86,247)	(2,939,298)
Thomson Reuters Corp.	(62,867)	(2,440,497)
		(10,896,216)
Chile—(0.5%)
Latam Airlines Group SA	(248,272)	(2,979,264)
Sociedad Quimica y Minera de Chile SA - SP ADR	(42,787)	(2,230,486)
		(5,209,750)
China—(0.2%)
Shanghai Electric Group Co. Ltd., Class H*	(5,336,000)	(2,034,535)
Finland—(0.4%)
Huhtamaki OYJ	(101,480)	(4,141,094)
France—(1.3%)
Air Liquide SA	(22,914)	(2,828,903)
Dassault Systemes SE	(16,778)	(2,355,338)
JCDecaux SA	(61,759)	(1,929,234)
Societe Generale SA	(74,517)	(3,216,325)
Vallourec SA*	(306,095)	(1,891,819)
		(12,221,619)
Germany—(2.6%)
Axel Springer SE	(52,104)	(3,786,258)
Infineon Technologies AG	(94,859)	(2,607,083)
Jenoptik AG	(76,340)	(3,154,639)
Krones AG	(29,557)	(3,794,541)
MTU Aero Engines AG	(16,153)	(3,046,548)
Siemens Healthineers AG*	(92,357)	(3,671,498)
Symrise AG	(28,701)	(2,329,486)
Zalando SE*	(36,197)	(1,927,614)
		(24,317,667)
Hong Kong—(0.8%)
Hang Seng Bank Ltd.	(115,600)	(2,882,148)
Hong Kong & China Gas Co. Ltd.	(1,312,000)	(2,829,602)
VTech Holdings Ltd.	(183,500)	(2,236,416)
		(7,948,166)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Italy—(0.4%)
Brembo SpA	(257,097)	(3,675,886)
Japan—(5.1%)
Aozora Bank Ltd.	(97,500)	(3,848,848)
Asics Corp.	(234,700)	(3,895,653)
Calbee, Inc.	(54,100)	(1,967,964)
FamilyMart UNY Holdings Co., Ltd.	(35,200)	(3,646,496)
Ito En Ltd.	(85,200)	(3,489,456)
JINS, Inc.	(54,200)	(3,019,630)
Nidec Corp.	(12,100)	(1,868,170)
Nintendo Co., Ltd.	(6,000)	(2,456,016)
Nippon Paint Holdings Co., Ltd.	(92,600)	(3,858,540)
Nippon Paper Industries Co. Ltd.	(126,800)	(2,130,959)
Nissin Foods Holdings Co., Ltd.	(27,900)	(2,071,278)
Olympus Corp.	(82,500)	(2,915,127)
Sharp Corp.	(165,800)	(4,391,068)
Suruga Bank Ltd.	(270,500)	(3,107,136)
Yamazaki Baking Co., Ltd.	(92,700)	(2,003,206)
Yokogawa Electric Corp.	(200,300)	(3,641,301)
		(48,310,848)
Mexico—(0.3%)
Kimberly-Clark de Mexico SAB de CV, Class A	(1,481,200)	(2,478,241)
Netherlands—(0.3%)
Cimpress NV*	(18,038)	(2,511,431)
Norway—(0.7%)
Gjensidige Forsikring ASA	(182,256)	(2,812,108)
Yara International ASA	(103,756)	(4,282,927)
		(7,095,035)
Singapore—(0.2%)
SATS Ltd.	(597,600)	(2,293,309)
Spain—(0.3%)
Bankinter SA	(298,508)	(2,887,380)
Sweden—(0.6%)
Securitas AB, Class B	(140,958)	(2,270,958)
Skanska AB, Class B	(167,647)	(3,087,754)
		(5,358,712)
Switzerland—(1.8%)
Chocoladefabriken Lindt & Spruengli AG	(63)	(4,765,013)
Credit Suisse Group AG*	(246,228)	(3,775,290)
Georg Fischer AG	(2,156)	(2,787,219)
LafargeHolcim, Ltd.*	(64,458)	(3,310,907)
Panalpina Welttransport Holding AG	(17,154)	(2,126,845)
		(16,765,274)
United Kingdom—(3.0%)
Antofagasta PLC	(282,868)	(3,960,847)
Blue Prism Group PLC*	(48,398)	(1,054,263)
Kingfisher PLC	(624,362)	(2,533,556)
Metro Bank PLC*	(74,749)	(3,298,001)
Ocado Group PLC*	(264,171)	(3,150,254)
Pearson PLC	(311,666)	(3,735,819)
Pennon Group PLC	(413,456)	(4,096,054)
Rolls-Royce Holdings PLC*	(216,099)	(2,365,058)
Severn Trent PLC	(91,296)	(2,409,885)
Standard Chartered PLC	(184,736)	(1,849,830)
		(28,453,567)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
United States—(19.7%)
2U, Inc.*	(39,985)	(3,790,578)
AAON, Inc.	(168,370)	(5,135,285)
Antero Resources Corp.*	(242,111)	(4,626,741)
Apache Corp.	(83,280)	(3,331,200)
Badger Meter, Inc.	(54,342)	(2,377,462)
Balchem Corp.	(29,071)	(2,803,317)
Blackbaud, Inc.	(28,274)	(2,755,867)
CarMax, Inc.*	(29,074)	(2,003,780)
Chegg, Inc.*	(93,740)	(2,621,908)
Community Bank System, Inc.	(52,644)	(3,152,323)
Cracker Barrel Old Country Store, Inc.	(18,605)	(2,915,590)
Cree, Inc.*	(51,885)	(2,418,879)
Cullen/Frost Bankers, Inc.	(20,382)	(2,328,236)
Ellie Mae, Inc.*	(37,762)	(4,013,723)
Exact Sciences Corp.*	(41,478)	(2,469,600)
FactSet Research Systems, Inc.	(17,966)	(3,611,346)
First Financial Bankshares, Inc.	(115,819)	(6,092,079)
Flowserve Corp.	(47,406)	(1,959,764)
Greif, Inc.	(39,905)	(2,326,861)
HB Fuller Co.	(40,384)	(2,081,795)
Helmerich & Payne, Inc.	(46,080)	(3,058,790)
Hess Corp.	(65,488)	(3,956,785)
IPG Photonics Corp.*	(14,153)	(3,414,694)
iRobot Corp.*	(13,782)	(860,135)
Jack in the Box, Inc.	(41,878)	(3,378,298)
John Bean Technologies Corp.	(38,503)	(3,399,815)
Manhattan Associates, Inc.*	(79,653)	(3,466,499)
MarketAxess Holdings, Inc.	(12,203)	(2,607,171)
Matador Resources Co.*	(74,248)	(2,084,141)
Mattel, Inc.	(190,336)	(2,954,015)
Medidata Solutions, Inc.*	(54,542)	(4,208,461)
Middleby Corp., (The)*	(29,125)	(2,901,432)
MINDBODY, Inc., Class A*	(81,314)	(3,203,772)
Multi-Color Corp.	(54,288)	(3,767,587)
Myriad Genetics, Inc.*	(65,434)	(2,388,995)
National Instruments Corp.	(69,857)	(2,907,448)
National Oilwell Varco, Inc.	(78,558)	(3,253,872)
Netflix, Inc.*	(7,540)	(2,651,064)
NewMarket Corp.	(9,256)	(3,556,988)
Norwegian Cruise Line Holdings Ltd.*	(54,554)	(2,855,356)
Power Integrations, Inc.	(47,630)	(3,579,394)
Proofpoint, Inc.*	(18,783)	(2,195,545)
Prosperity Bancshares, Inc.	(32,645)	(2,364,477)
Public Storage	(12,479)	(2,643,551)
Quaker Chemical Corp.	(23,730)	(3,627,131)
Range Resources Corp.	(154,273)	(2,443,684)
RLI Corp.	(66,473)	(4,365,947)
Rollins, Inc.	(49,449)	(2,461,077)
Tesla, Inc.*	(22,082)	(6,287,408)
Tootsie Roll Industries, Inc.	(70,151)	(2,041,401)
Ulta Beauty, Inc.*	(5,667)	(1,399,239)
Ultimate Software Group Inc. (The)*	(8,641)	(2,265,238)
Under Armour, Inc.*	(145,871)	(3,048,704)
Vulcan Materials Co.	(19,050)	(2,433,447)
Wabtec Corp.	(41,663)	(4,062,559)
Wayfair, Inc. Class A*	(37,597)	(3,472,083)
Wendy's Co. (The)	(159,314)	(2,566,549)
Westamerica Bancorporation	(36,416)	(2,084,088)
WEX, Inc.*	(16,482)	(2,897,700)
Workday, Inc., Class A*	(23,234)	(3,042,725)
Zendesk, Inc.*	(52,893)	(2,956,190)
		(185,929,789)
TOTAL COMMON STOCKS
(Proceeds $(377,619,349))		(394,214,289)
TOTAL SECURITIES SOLD SHORT—(41.7%)
(Proceeds $(377,619,349))		(394,214,289)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number	Notional
	of Contracts	Amount
OPTIONS WRITTENƗƗ—(0.1%)
Call Options Written—(0.1%)
Flex Ltd.
Expiration: 07/20/2018, Exercise Price: $14.00	(6,249)	(8,679,861)	(287,454)
Oracle Corp.
Expiration: 06/15/2018, Exercise Price: $46.00	(2,079)	(9,713,088)	(249,480)
SunTrust Banks, Inc.
Expiration: 07/20/2018, Exercise Price: $65.00	(1,134)	(7,655,634)	(453,600)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(1,619,597))			(990,534)
TOTAL OPTIONS WRITTEN
(Premiums received $(1,619,597))			(990,534)
OTHER ASSETS IN EXCESS OF LIABILITIES—41.7%			393,656,998
NET ASSETS—100.0%			$944,620,527

PLC	Public Limited Company

SP ADR Sponsored American Depositary Receipt

*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
ǂ	Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors. As of May 31, 2018, these securities amounted to $14,930,669 or 1.6% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING DATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)

Short
Brazil
Raia Drogasil SA	Morgan Stanley	9/15/2020	1.70%	Monthly	(125,400)	$(2,095,758)	$302,900
Indonesia
Unilever Indonesia TBK PT	Goldman Sachs	9/19/2018	1.70	Monthly	(1,235,100)	(4,040,416)	131,948
South Korea
Celltrion Inc.	Goldman Sachs	9/15/2020	3.36	Monthly	(17,772)	(4,347,425)	77,668
Kakao Corp.	Goldman Sachs	12/31/2021	1.70	Monthly	(18,212)	(1,742,526)	199,322
LG Chem Ltd.	Goldman Sachs	12/31/2021	1.70	Monthly	(9,863)	(3,090,269)	111,904
						(9,180,220)	388,894
Taiwan
Cheng Shin Rubber	Goldman Sachs	9/15/2020	1.70	Monthly	(2,059,000)	(3,125,427)	(20,132)
Feng Tay Enterprise	Goldman Sachs	9/15/2020	1.70	Monthly	(536,000)	(2,370,298)	(19,413)
						(5,495,725)	(39,545)
Total Short						(20,812,119)	784,198
Net unrealized gain/(loss) on Contracts For Difference							$784,198

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Argentina	$2,341,260	$2,341,260	$-	$-
Australia	8,822,693	-	8,822,693	-
Bermuda	10,045,005	10,045,005	-	-
Canada	8,342,359	8,342,359	-	-
France	42,913,869	-	42,913,869	-
Germany	25,416,200	-	25,416,200	-
Hong Kong	12,628,733	-	12,628,733	-
India	5,069,572	5,069,572	-	-
Ireland	13,583,077	-	13,583,077	-
Japan	101,540,837	-	101,540,837	-
Luxembourg	3,508,847	3,508,847	-	-
Mexico	5,726,374	5,726,374	-	-
Netherlands	15,963,781	-	15,963,781	-
Singapore	10,805,684	10,805,684	-	-
South Korea	14,233,820	12,089,985	2,143,835	-
Switzerland	30,840,473	-	30,840,473	-
United Kingdom	59,280,390	12,489,434	46,790,956	-
United States	546,019,087	546,019,087	-	-
Preferred Stock
Germany	7,014,825	-	7,014,825	-
Short-Term Investments	22,071,466	22,071,466	-	-
Contracts For Difference
Equity Contracts	823,743	-	823,743	-
Total Assets	$946,992,095	$638,509,073	$308,483,022	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Argentina	$(3,315,462)	$(3,315,462)	$-	$-
Australia	(14,939,736)	-	(14,939,736)	-
Belgium	(3,430,572)	-	(3,430,572)	-
Canada	(10,896,216)	(10,896,216)	-	-
Chile	(5,209,750)	(5,209,750)	-	-
China	(2,034,535)	-	(2,034,535)	-
Finland	(4,141,094)	-	(4,141,094)	-
France	(12,221,619)	-	(12,221,619)	-
Germany	(24,317,667)	(3,671,498)	(20,646,169)	-
Hong Kong	(7,948,166)	-	(7,948,166)	-
Italy	(3,675,886)	-	(3,675,886)	-
Japan	(48,310,848)	-	(48,310,848)	-
Mexico	(2,478,241)	(2,478,241)	-	-
Netherlands	(2,511,431)	(2,511,431)	-	-
Norway	(7,095,035)	-	(7,095,035)	-
Singapore	(2,293,309)	-	(2,293,309)	-
Spain	(2,887,380)	-	(2,887,380)	-
Sweden	(5,358,712)	-	(5,358,712)	-
Switzerland	(16,765,274)	(2,126,845)	(14,638,429)	-
United Kingdom	(28,453,567)	-	(28,453,567)	-
United States	(185,929,789)	(185,929,789)	-	-
Options Written
Equity Contracts	(990,534)	(990,534)	-	-
Contracts For Difference
Equity Contracts	(39,545)	-	(39,545)	-
Total Liabilities	$(395,244,368)	$(217,129,766)	$(178,114,602)	$-

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
LONG POSITIONS—95.4%
COMMON STOCKS—57.1%
Argentina—1.3%
Banco Macro SA - ADR	1,381	$108,560
Grupo Financiero Galicia SA - ADR	986	41,698
Grupo Supervielle SA - SP ADR	8,674	148,933
Pampa Energia SA - SP ADR*	4,892	233,348
YPF SA - SP ADRƗ	17,478	317,401
		849,940
Australia—0.3%
Syrah Resources Ltd.*	83,447	197,534
Brazil—4.8%
BK Brasil Operacao e Assessoria a Restaurantes SA*	110,818	508,851
Cia de Saneamento Basico do Estado de Sao Paulo	15,500	108,584
Localiza Rent a Car SA	99,900	662,894
Minerva SA*	308,200	585,054
Petroleo Brasileiro SA	32,600	165,683
Qualicorp SA	123,000	628,364
Tupy SA	58,500	281,639
Vale SA - SP ADR	12,341	167,838
		3,108,907
Canada—0.9%
Ivanhoe Mines Ltd., Class A*	59,647	150,428
Lundin Mining Corp.	74,413	466,588
		617,016
Chile—0.5%
Geopark Ltd.*	19,170	299,435
China—9.9%
Alibaba Group Holding Ltd. - SP ADR*	13,337	2,640,860
China Construction Bank Corp., Class H	506,000	509,300
China Meidong Auto Holdings Ltd.	908,000	425,605
Industrial & Commercial Bank of China Ltd.	447,000	369,212
JD.com, Inc. - ADR*	3,918	137,835
Ping An Insurance Group Co. of China Ltd., Class H	28,500	277,641
Tencent Holdings Ltd.	7,600	387,996
Tencent Holdings Ltd. - ADR	10,597	541,162
Vipshop Holdings Ltd. - ADR*	29,396	343,345
West China Cement Ltd.	1,784,000	332,877
YY, Inc. - ADR*	4,406	513,431
		6,479,264
Hong Kong—2.6%
China Mobile Ltd. - SP ADR	27,761	1,247,024
Jardine Matheson Holdings Ltd.	2,700	167,869
Melco Resorts & Entertainment Ltd.	9,584	313,013
		1,727,906
Hungary—1.1%
OTP Bank PLC	14,460	518,186
Waberer's International Nyrt*	12,255	169,772
		687,958

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
India—3.4%
Bharti Airtel Ltd.	21,054	116,527
Dish TV India Ltd.*ǂ	823,133	849,885
Gujarat State Petronet Ltd.	106,997	284,450
Indiabulls Housing Finance Ltd.	3,739	68,748
Infosys Ltd.	21,278	385,786
Tata Consultancy Services Ltd.	10,608	273,533
Westlife Development Ltd.*	11,784	67,286
Yes Bank Ltd.	31,274	160,263
		2,206,478
Indonesia—0.7%
Bank Danamon Indonesia Tbk PT	435,300	182,410
Bank Negara Indonesia Persero Tbk PT	173,300	105,380
Bank Rakyat Indonesia Persero Tbk PT	891,000	196,813
		484,603
Luxembourg—0.8%
Adecoagro SA*	63,873	519,288
Mexico—4.2%
Alpek SAB de CV	343,100	511,606
Banco del Bajio SA	134,900	254,722
Bolsa Mexicana de Valores SAB de CV	158,400	257,320
Cemex SAB de CV - SP ADR*	44,159	263,188
CFE Capital S de RL de CV*ǂ	226,454	219,134
Credito Real SAB de CV SOFOM ER	170,800	207,327
Gentera SAB de CV	337,800	260,320
Gruma SAB de CV	28,970	304,782
Vista Oil & Gas SAB de CV*ǂ	52,529	471,439
		2,749,838
Netherlands—0.2%
DP Eurasia NV*	74,201	157,822
Philippines—0.3%
Filinvest Land, Inc.	5,633,000	172,629
Portugal—0.5%
Jeronimo Martins SGPS SA	19,161	300,745
Russia—2.4%
LUKOIL PJSC - SP ADR	2,468	164,517
Mobile TeleSystems PJSC - SP ADR	20,554	196,907
Rosneft Oil Co. PJSC	62,055	377,008
Sberbank of Russia PJSC - SP ADR	58,659	841,757
		1,580,189
Singapore—0.5%
BOC Aviation Ltd.	30,700	190,339
DBS Group Holdings Ltd.	7,700	162,011
		352,350
South Africa—3.3%
Clover Industries Ltd.	264,707	371,796
Naspers Ltd., Class N	4,093	973,383
RMB Holdings Ltd.	86,597	494,203
Telkom SA SOC Ltd.	82,333	333,951
		2,173,333

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
South Korea—5.1%
DB Insurance Co. Ltd.	1,654	89,717
DGB Financial Group, Inc.	33,720	322,994
Hanwha Corp.	11,160	371,731
Hyundai Marine & Fire Insurance Co. Ltd.	2,950	93,185
Industrial Bank of Korea	8,990	130,103
KB Financial Group, Inc.	8,280	398,257
Korea Aerospace Industries Ltd.*	1,475	59,946
KT Corp. - SP ADRƗ	45,520	594,036
LG Uplus Corp.	55,900	604,811
Lotte Chemical Corp.	656	223,335
Meritz Fire & Marine Insurance Co. Ltd.	5,160	97,974
NCSoft Corp.	299	97,677
SFA Engineering Corp.	7,203	242,851
		3,326,617
Switzerland—0.7%
Glencore PLC	86,817	428,753
Taiwan—2.6%
Compeq Manufacturing Co. Ltd.	119,000	132,900
CTBC Financial Holding Co. Ltd.	311,000	223,169
Fubon Financial Holding Co. Ltd.	132,000	228,782
Hon Hai Precision Industry Co., Ltd.	57,000	162,624
Pegatron Corp.	176,000	370,499
Primax Electronics Ltd.	212,000	411,665
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	3,766	145,744
		1,675,383
Turkey—2.0%
Akbank Turk AS	141,377	250,695
Mavi Giyim Sanayi Ve Ticaret AS, Class B	34,076	366,828
Migros Ticaret AS*	34,375	150,835
Turk Traktor ve Ziraat Makineleri AS	28,069	363,251
Turkiye Sinai Kalkinma Bankasi AS	605,580	163,263
		1,294,872
United Arab Emirates—0.9%
Abu Dhabi Commercial Bank PJSC	148,421	284,061
Emaar Malls PJSC*	539,802	301,266
		585,327
United Kingdom—2.5%
Atrium European Real Estate Ltd.	122,901	578,021
Cairn Energy PLC*	59,324	181,387
Petra Diamonds Ltd.*	425,933	350,541
Rio Tinto PLC	9,220	520,018
		1,629,967

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
United States—5.6%
Air Lease Corp.	24,492	1,087,690
Broadcom, Inc.	692	174,432
Kosmos Energy Ltd.*	28,495	221,406
Lam Research Corp.	893	176,975
Las Vegas Sands Corp.	2,888	232,802
Liberty Latin America Ltd., Class C*Ɨ	36,583	785,803
Micron Technology, Inc.*	5,740	330,566
Philip Morris International, Inc.	8,209	652,944
		3,662,618
TOTAL COMMON STOCKS
(Cost $38,259,961)		37,268,772
PREFERRED STOCKS—2.2%
Brazil—0.7%
Itau Unibanco Holding SA, 6.867%	39,300	452,824
Russia—0.3%
Sberbank of Russia PJSC, 3.056%	64,300	202,268
South Korea—1.2%
Samsung Electronics Co., Ltd., 2.630%ǂ	21,759	813,841
TOTAL PREFERRED STOCKS
(Cost $1,119,025)		1,468,933
WARRANTS—0.0%
Mexico—0.0%
Vista Oil & Gas SAB de CV*ǂ	13,133	3,260
TOTAL WARRANTS
(Cost $0)		3,260
SHORT-TERM INVESTMENTS—36.1%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.61%	23,554,190	23,554,190
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,554,190)		23,554,190
TOTAL INVESTMENTS—95.4%
(Cost $62,933,176)		62,295,155
SECURITIES SOLD SHORT—0.0%
RIGHTS—0.0%
South Africa—0.0%
Sun International Ltd.*	(3,608)	(2,885)
TOTAL RIGHTS
(Proceeds $(2,329))		(2,885)
TOTAL SECURITIES SOLD SHORT—0.0%
(Proceeds $(2,329))		(2,885)
OTHER ASSETS IN EXCESS OF LIABILITIES—4.6%		2,987,199
NET ASSETS—100.0%		$65,279,469

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
ǂ	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2018, these securities amounted to $2,357,559 or 3.6% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING DATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
Long
China
Agricultural Bank of China	Goldman Sachs	9/15/2020	0.99%	Monthly	955,000	$490,245	$(39,547)
Alibaba Group Holding Ltd. - SP ADR	Goldman Sachs	12/31/2021	1.94	Monthly	4,030	797,980	4,871
Baidu Inc. - SP ADR	Goldman Sachs	12/31/2021	1.94	Monthly	4,592	1,113,836	(136,036)
China Lesso Group	Goldman Sachs	9/15/2020	0.99	Monthly	422,000	297,490	(29,548)
China Petroleum, Class H	Goldman Sachs	9/15/2020	0.99	Monthly	388,000	377,438	(297)
China Telecom Corp. Ltd., Class H	Goldman Sachs	12/31/2021	0.99	Monthly	992,000	461,201	(1,155)
China Vanke Co., Class H	Goldman Sachs	9/15/2020	0.99	Monthly	51,800	184,119	(23,084)
ENN Energy Holdings Ltd.	Goldman Sachs	9/15/2020	0.99	Monthly	29,000	297,262	24,012
Guangzhou Automobile, Class H	Goldman Sachs	9/15/2020	0.99	Monthly	192,000	324,734	(34,054)
Henan Shuang Inv.	Goldman Sachs	9/15/2020	1.94	Monthly	93,900	428,377	30,670
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	1.94	Monthly	20,900	467,878	30,537
Kweichow Moutai	Goldman Sachs	9/15/2020	1.94	Monthly	8,100	946,433	(526)
PetroChina Co., Ltd.	Goldman Sachs	9/15/2020	0.99	Monthly	256,000	211,048	10,362
Qingdao Haier Co., Ltd.	Goldman Sachs	9/15/2020	1.94	Monthly	147,000	460,236	25,659
Shanghai Haohai Biological Technology Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.99	Monthly	64,200	466,637	32,095
SINOPEC Engineering	Goldman Sachs	9/15/2020	0.99	Monthly	264,000	282,486	26,701
Sunny Optical Technology Group Co., Ltd.	Goldman Sachs	9/15/2020	0.99	Monthly	12,600	252,656	12,384
Tencent Holdings Ltd.	Goldman Sachs	12/31/2021	0.99	Monthly	57,500	2,935,497	24,839
Weichai Power Co.	Goldman Sachs	9/15/2020	0.99	Monthly	339,000	451,698	29,087
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	9/15/2020	1.94	Monthly	80,800	995,021	(14,105)
						12,242,272	(27,135)
Egypt
Commercial International Bank Egypt SAE	Goldman Sachs	12/31/2021	1.94	Monthly	27,797	130,955	(5,046)
Greece
Motor Oil SA	Goldman Sachs	9/15/2020	-0.37	Monthly	15,988	324,096	(40,521)
Hong Kong
AIA Group Ltd.	Goldman Sachs	9/15/2020	0.99	Monthly	33,000	301,208	(3,154)
Brilliance China	Goldman Sachs	9/15/2020	0.99	Monthly	136,000	252,801	(2,726)
Haier Electronics Group Co. Ltd.	Goldman Sachs	9/15/2020	0.99	Monthly	104,000	372,835	11,590
						926,844	5,710
Israel
Gazit Globe Ltd.	Goldman Sachs	9/15/2020	0.10	Monthly	70,046	675,292	23,896
Israel Discount Bank	Goldman Sachs	9/15/2020	0.10	Monthly	120,444	363,114	24,065
Tamar Petroleum Ltd. NPV	Goldman Sachs	9/15/2020	0.10	Monthly	160,090	748,274	(3,971)
						1,786,680	43,990
Japan
Suzuki Motor Co.	Goldman Sachs	9/15/2020	-0.04	Monthly	7,700	441,238	5,208
Mexico
Grupo GicSA SA de CV	Goldman Sachs	12/31/2021	1.94	Monthly	1,175,300	543,906	(22,304)
South Korea
Bnk Financial Group	Goldman Sachs	9/15/2020	1.94	Monthly	41,740	368,010	(30,794)
Eugene Technology	Goldman Sachs	9/15/2020	1.94	Monthly	12,766	217,099	2,308
Hana Financial Group, Inc.	Goldman Sachs	12/31/2021	1.94	Monthly	14,180	546,511	(53,218)
Kiwoom Securities	Goldman Sachs	9/15/2020	1.94	Monthly	1,370	158,560	1,484
KT Corp.	Goldman Sachs	12/31/2021	1.94	Monthly	2,596	64,994	(947)
Samsung Electronics Co., Ltd.	Goldman Sachs	12/31/2021	1.94	Monthly	68,843	3,232,702	82,422
Samsung SDI Co., Ltd.	Goldman Sachs	12/31/2021	1.94	Monthly	2,940	545,248	8,109
SK Hynix Inc.	Goldman Sachs	9/15/2020	1.94	Monthly	2,970	256,812	22,599
						5,389,936	31,962
Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2021	1.94	Monthly	242,000	1,806,892	(64,114)
Turkey
Yatas	Goldman Sachs	9/15/2020	1.94	Monthly	63,255	350,404	(14,000)
United Kingdom
Bank of Georgia	Goldman Sachs	9/15/2020	0.50	Monthly	10,480	260,547	(57,384)
Georgia Capital	Goldman Sachs	9/15/2020	0.50	Monthly	10,480	140,040	(11,942)
Georgia Healthcare Group PLC	Goldman Sachs	12/31/2021	0.50	Monthly	19,574	73,175	3,342
Petra Diamonds Ltd.	Goldman Sachs	12/31/2021	0.50	Monthly	382,778	315,025	(94,145)
TBC Bank Group PLC	Goldman Sachs	9/15/2020	0.50	Monthly	20,465	450,329	(19,626)
						1,239,116	(179,756)
Total Long						25,182,339	$(266,006)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING DATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
Short
Brazil
B2W Cia Digital	Goldman Sachs	9/15/2020	1.70	Monthly	(42,400)	$(288,052)	$37,433
Natura Cosmeticos SA	Goldman Sachs	9/15/2020	1.70	Monthly	(18,300)	(165,536)	22,615
Raia Drogasil SA	Goldman Sachs	9/15/2020	1.70	Monthly	(8,200)	(137,043)	17,836
						(590,631)	77,884
Chile
LATAM Airlines	Goldman Sachs	9/15/2020	1.70	Monthly	(21,124)	(253,488)	29,913
Sociedad Quimica Mineral	Goldman Sachs	9/15/2020	1.70	Monthly	(6,497)	(338,689)	26,642
						(592,177)	56,555
China
China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.12	Monthly	(80,000)	(222,932)	6,801
China Pacific Insurance Group, Ltd., Class H	Goldman Sachs	12/31/2021	0.12	Monthly	(45,800)	(196,487)	15,815
Cosco Shipping Holdings Co., Ltd.	Goldman Sachs	9/15/2020	0.12	Monthly	(485,500)	(271,608)	(12,871)
Dongfang Electric Corp. Ltd., Class H	Goldman Sachs	12/31/2021	0.12	Monthly	(497,400)	(376,440)	(494)
Huadian Power International Corp. Ltd., Class H	Goldman Sachs	12/31/2021	0.12	Monthly	(868,000)	(398,968)	(31,070)
Huaneng Power International Inc., Class H	Goldman Sachs	12/31/2021	0.12	Monthly	(380,000)	(293,966)	(38,291)
Maanshan Iron & Steel	Goldman Sachs	9/15/2020	0.12	Monthly	(570,000)	(273,654)	14,399
New China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.12	Monthly	(36,000)	(162,360)	10,932
Parkson Retail Group Ltd.	Goldman Sachs	12/31/2021	0.12	Monthly	(1,312,500)	(188,607)	(29,889)
Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2020	0.12	Monthly	(275,000)	(357,447)	8,019
Shanhai Electric, Class H	Goldman Sachs	9/15/2020	0.12	Monthly	(1,132,000)	(431,614)	(4,789)
Tian Ge Interactive Holdings Ltd.	Goldman Sachs	12/31/2021	0.12	Monthly	(388,000)	(345,518)	4,804
Tsingtao Brewery Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.12	Monthly	(50,000)	(316,093)	(10,780)
Zhaojin Mining	Goldman Sachs	9/15/2020	0.12	Monthly	(206,500)	(172,193)	(10,998)
Zhaojin Mining	Morgan Stanley	9/15/2020	0.22	Monthly	(45,000)	(37,524)	(1,619)
						(4,045,411)	(80,031)
France
Edenred	Goldman Sachs	9/15/2020	-0.35	Monthly	(4,953)	(158,841)	3,391
Hong Kong
Bank Of East Asia Ltd. (The)	Goldman Sachs	12/31/2021	0.12	Monthly	(51,109)	(211,581)	11,336
China Aircraft Leasing Group Holdings Ltd.	Morgan Stanley	9/15/2020	0.22	Monthly	(184,000)	(194,268)	(14,516)
China Power International	Goldman Sachs	9/15/2020	0.12	Monthly	(1,489,000)	(412,538)	1,661
China Resources Beer Holdings Co., Ltd.	Goldman Sachs	12/31/2021	0.12	Monthly	(92,000)	(444,934)	(42,330)
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	12/31/2021	0.12	Monthly	(76,600)	(272,585)	7,376
Fullshare Holdings	Goldman Sachs	9/15/2020	0.12	Monthly	(712,500)	(336,119)	(6,952)
HK Electric Investments & HK Electric Investments Ltd.	Goldman Sachs	12/31/2021	0.12	Monthly	(468,000)	(452,295)	(17,914)
Hong Kong & China Gas Co., Ltd.	Goldman Sachs	12/31/2021	0.12	Monthly	(91,200)	(196,692)	1,209
Imperial Pacific International Holdings Ltd.	Morgan Stanley	12/31/2021	0.22	Monthly	(3,740,000)	(44,716)	(758)
MTR Corp.	Goldman Sachs	9/15/2020	0.12	Monthly	(50,056)	(281,298)	8,605
Vision Fame International Holdings Ltd.	Macquarie	9/19/2018	0.12	Monthly	(124,000)	(3,142)	1,202
						(2,850,168)	(51,081)
Indonesia
Jasa Marga	Macquarie	9/18/2018	1.71	Monthly	(230,600)	(73,829)	(6,524)
Unilever Indonesia TBK PT	Macquarie	9/19/2018	1.71	Monthly	(115,500)	(377,838)	12,236
						(451,667)	5,711
Italy
Prada S.P.A.	Goldman Sachs	12/31/2021	0.12	Monthly	(79,500)	(417,125)	7,982
Malaysia
Digi.com. Bhd	Morgan Stanley	9/15/2020	1.70	Monthly	(181,400)	(201,544)	7,664
Maxis Bhd	Morgan Stanley	9/15/2020	1.70	Monthly	(183,600)	(268,056)	(9,307)
						(469,600)	(1,643)
Mexico
El Puerto de Liver	Goldman Sachs	9/15/2020	1.70	Monthly	(44,500)	(253,261)	(837)
Fresnillo PLC	Goldman Sachs	12/31/2021	0.45	Monthly	(7,861)	(138,922)	(9,427)
Grupo Televisa SAB - SP ADR	Goldman Sachs	9/15/2020	1.70	Monthly	(7,461)	(125,046)	8,148
Kimberly-Clark MXC	Goldman Sachs	9/15/2020	1.70	Monthly	(163,700)	(273,892)	10,582
Telesites SAB CV	Goldman Sachs	9/15/2020	1.70	Monthly	(354,100)	(249,978)	5,637
						(1,041,099)	14,103
Norway
Yara International	Goldman Sachs	9/15/2020	0.49	Monthly	(9,485)	(391,530)	5,714
Poland
KGHM Polska Miedz	Goldman Sachs	9/15/2020	1.70	Monthly	(6,412)	(147,518)	15,052
Singapore
Sats Ltd. NPV	Goldman Sachs	9/15/2020	0.94	Monthly	(87,000)	(333,865)	25,851
SembCorp. Marine Ltd.	Morgan Stanley	12/31/2021	1.71	Monthly	(180,900)	(286,434)	9,766
Singapore Press Holdings Ltd.	Goldman Sachs	9/15/2020	0.94	Monthly	(171,600)	(336,776)	1,591
						(957,075)	37,208
South Africa
MTN Group Ltd.	Goldman Sachs	9/15/2020	6.31	Monthly	(40,107)	(360,743)	25,321
Nampak	Goldman Sachs	9/15/2020	6.31	Monthly	(156,547)	(186,536)	(12,922)
Sun International Ltd.	Goldman Sachs	9/15/2020	6.31	Monthly	(18,200)	(97,219)	(826)
						(644,498)	11,572

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING DATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
South Korea
Amorepacific Group	Goldman Sachs	9/15/2020	1.70	Monthly	(3,190)	(372,142)	8,252
Celltrion Health	Goldman Sachs	9/19/2018	1.70	Monthly	(230)	(21,144)	(1,231)
Celltrion Health	Macquarie	9/19/2018	1.71	Monthly	(2,926)	(268,988)	(15,707)
Celltrion Health	Morgan Stanley	9/19/2018	1.70	Monthly	(1,377)	(126,588)	(7,386)
Celltrion Inc.	Goldman Sachs	9/15/2020	1.70	Monthly	(692)	(169,278)	3,059
CJ CGV Co., Ltd.	Morgan Stanley	9/15/2020	1.70	Monthly	(4,568)	(279,321)	43,801
CJ Logistics	Goldman Sachs	9/15/2020	1.70	Monthly	(731)	(101,164)	15,568
Hanwha Life Insurance	Goldman Sachs	9/15/2020	1.70	Monthly	(45,423)	(234,617)	22,243
Kakao Corp.	Goldman Sachs	12/31/2021	1.70	Monthly	(1,161)	(111,085)	12,706
LG Display Co., Ltd.	Goldman Sachs	9/15/2020	1.70	Monthly	(12,940)	(266,297)	12,777
Nexen Tire	Morgan Stanley	9/15/2020	1.70	Monthly	(17,513)	(182,774)	23,027
Paradise Co. Ltd.	Morgan Stanley	12/31/2021	1.70	Monthly	(17,490)	(313,635)	10,360
Posco Daewoo Corp.	Macquarie	9/18/2018	1.71	Monthly	(8,520)	(180,649)	22,545
Samsung BioLogics	Goldman Sachs	9/15/2020	1.70	Monthly	(644)	(259,556)	(26,272)
Seah Besteel Corp.	Goldman Sachs	12/31/2021	1.70	Monthly	(11,960)	(259,308)	38,617
Tongyang Life Insurance Co., Ltd.	Morgan Stanley	12/31/2021	1.70	Monthly	(19,710)	(129,945)	6,482
						(3,276,491)	168,842
Switzerland
Cie Financiere Richemont SA	Goldman Sachs	9/15/2020	6.31	Monthly	(14,375)	(132,114)	7,975
Taiwan
AU Optronics Corp.	Goldman Sachs	9/15/2020	1.70	Monthly	(744,000)	(325,900)	(7,074)
Cheng Shin Rubber	Goldman Sachs	9/15/2020	1.70	Monthly	(234,000)	(355,197)	(1,345)
Eclat Textile Co., Ltd.	Goldman Sachs	12/31/2021	1.70	Monthly	(26,500)	(322,863)	5,722
Feng Tay Enterprise	Goldman Sachs	9/15/2020	1.70	Monthly	(96,000)	(424,531)	(3,477)
Ginko International	Goldman Sachs	9/15/2020	1.70	Monthly	(19,000)	(169,264)	(18,167)
Innolux Corp.	Goldman Sachs	9/15/2020	1.70	Monthly	(677,000)	(261,291)	(635)
Kinsus Interconnect Technology Corp.	Goldman Sachs	9/15/2020	1.70	Monthly	(59,000)	(112,731)	(3,231)
Nien Made Enterprise Co., Ltd.	Goldman Sachs	9/15/2020	1.70	Monthly	(40,000)	(315,582)	19,081
United Microelectronics Corp. - SP ADR	Goldman Sachs	9/15/2020	1.70	Monthly	(97,745)	(271,731)	(4,735)
						(2,559,090)	(13,861)
Thailand
Airports of Thailand PCL	Morgan Stanley	9/15/2020	1.70	Monthly	(114,800)	(245,951)	9,336
Thai Airways International PCL - NVDR	Morgan Stanley	12/31/2021	1.70	Monthly	(630,900)	(309,675)	25,082
						(555,626)	34,418
United Kingdom
Antofagasta PLC	Goldman Sachs	12/31/2021	0.45	Monthly	(12,280)	(171,950)	(2,849)
Total Short						(19,452,611)	296,941
Net unrealized gain/(loss) on Contracts For Difference							$30,936

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Argentina	$849,940	$849,940	$-	$-
Australia	197,534	-	197,534	-
Brazil	3,108,907	676,689	2,432,218	-
Canada	617,016	617,016	-	-
Chile	299,435	299,435	-	-
China	6,479,264	4,176,633	2,302,631	-
Hong Kong	1,727,906	1,560,037	167,869	-
Hungary	687,958	169,772	518,186	-
India	2,206,478	849,885	1,356,593	-
Indonesia	484,603	-	484,603	-
Luxembourg	519,288	519,288	-	-
Mexico	2,749,838	2,749,838	-	-
Netherlands	157,822	157,822	-	-
Philippines	172,629	172,629	-	-
Portugal	300,745	-	300,745	-
Russia	1,580,189	1,203,181	377,008	-
Singapore	352,350	-	352,350	-
South Africa	2,173,333	371,796	1,801,537	-
South Korea	3,326,617	724,139	2,602,478	-
Switzerland	428,753	-	428,753	-
Taiwan	1,675,383	145,744	1,529,639	-
Turkey	1,294,872	-	1,294,872	-
United Arab Emirates	585,327	585,327	-	-
United Kingdom	1,629,967	-	1,629,967	-
United States	3,662,618	3,662,618	-	-
Preferred Stock
Brazil	452,824	-	452,824	-
Russia	202,268	-	202,268	-
South Korea	813,841	813,841	-	-
Warrant	3,260	3,260	-	-
Short-Term Investments	23,554,190	23,554,190	-	-
Contracts For Difference
Equity Contracts	1,088,403	-	1,088,403	-
Total Assets	$63,383,558	$43,863,080	$19,520,478	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
South Africa	$(2,885)	$(2,885)	$-	$-
Contracts For Difference
Equity Contracts	(1,057,468)	-	(1,057,468)	-
Total Liabilities	$(1,060,353)	$(2,885)	$(1,057,468)	$-

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
COMMON STOCKS—85.9%
Argentina—1.3%
Banco Macro SA - ADR	195	$15,329
Grupo Financiero Galicia SA - ADR	139	5,878
Grupo Supervielle SA - SP ADR	1,231	21,136
Pampa Energia SA - SP ADR*	694	33,104
YPF SA - SP ADR	2,481	45,055
		120,502
Australia—0.3%
Syrah Resources Ltd.*	11,847	28,044
Brazil—4.6%
BK Brasil Operacao e Assessoria a Restaurantes SA*	15,450	70,943
Cia de Saneamento Basico do Estado de Sao Paulo	2,200	15,412
Localiza Rent a Car SA	13,800	91,571
Minerva SA*	43,700	82,956
Qualicorp SA	17,100	87,358
Tupy SA	8,300	39,959
Vale SA - SP ADR	1,752	23,827
		412,026
Canada—1.0%
Ivanhoe Mines Ltd., Class A*	8,468	21,356
Lundin Mining Corp.	10,564	66,239
		87,595
Chile—0.5%
Geopark Ltd.*	2,721	42,502
China—24.1%
Agricultural Bank of China Ltd.	134,000	68,788
Alibaba Group Holding Ltd. - SP ADR*	2,470	489,085
Baidu, Inc. - SP ADR*	652	158,149
China Construction Bank Corp., Class H	71,000	71,463
China Lesso Group Holdings Ltd.	58,000	40,887
China Meidong Auto Holdings Ltd.	124,000	58,122
China Petroleum & Chemical Corp.	54,000	52,530
China Telecom Corp. Ltd.	140,000	65,089
China Vanke Co Ltd.	7,300	25,947
ENN Energy Holdings Ltd.	4,000	41,002
Guangzhou Automobile Group Co. Ltd.	28,000	47,357
Industrial & Commercial Bank of China Ltd.	63,000	52,037
JD.com, Inc. - ADR*	556	19,560
PetroChina Co. Ltd.	36,000	29,679
Ping An Insurance Group Co. of China Ltd., Class H	4,000	38,967
Shanghai Haohai Biological Technology Co., Ltd., Class H	9,000	65,416
Sinopec Engineering Group Co. Ltd.	38,000	40,661
Sunny Optical Technology Group Co., Ltd.	1,700	34,088
Tencent Holdings Ltd.	8,800	449,259
Tencent Holdings Ltd. - ADR	1,950	99,582
Vipshop Holdings Ltd. - ADR*	4,173	48,741
Weichai Power Co. Ltd.	48,000	63,957
West China Cement Ltd.	252,000	47,021
YY, Inc. - ADR*	625	72,831
		2,180,218

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
Egypt—0.2%
Commercial International Bank Egypt SAE	3,936	18,543
Greece—0.5%
Motor Oil Hellas Corinth Refineries SA	2,225	45,104
Hong Kong—4.2%
AIA Group Ltd.	4,600	41,986
Brilliance China Automotive Holdings Ltd.	20,000	37,177
China Mobile Ltd. - SP ADR	3,941	177,030
Haier Electronics Group Co. Ltd.	14,000	50,189
Jardine Matheson Holdings Ltd.	400	24,869
Melco Resorts & Entertainment Ltd. - ADR	1,360	44,418
		375,669
Hungary—1.1%
OTP Bank PLC	2,007	71,923
Waberer's International Nyrt*	1,739	24,091
		96,014
India—1.9%
Dish TV India Ltd.*‡	114,155	117,865
Infosys Ltd. - SP ADR	3,045	55,389
		173,254
Indonesia—0.8%
Bank Danamon Indonesia Tbk PT	61,800	25,897
Bank Negara Indonesia Persero Tbk PT	24,100	14,655
Bank Rakyat Indonesia Persero Tbk PT	126,400	27,920
		68,472
Japan—0.7%
Suzuki Motor Corp.	1,100	63,034
Luxembourg—0.8%
Adecoagro SA*	9,068	73,723
Mexico—5.1%
Alpek SAB de CV	48,700	72,618
Banco del Bajio SA	18,800	35,499
Bolsa Mexicana de Valores SAB de CV	22,100	35,901
Cemex SAB de CV - SP ADR*	6,269	37,363
CFE Capital S de RL de CV*‡	32,075	31,038
Credito Real SAB de CV SOFOM ER	24,200	29,376
Gentera SAB de CV	47,900	36,913
Gruma SAB de CV	4,110	43,240
Grupo GICSA SA de CV*	167,200	77,377
Vista Oil & Gas SAB de CV*‡	6,624	59,449
		458,774
Netherlands—0.2%
DP Eurasia NV*	10,534	22,405
Philippines—0.3%
Filinvest Land, Inc.	799,000	24,486
Portugal—0.5%
Jeronimo Martins SGPS SA	2,720	42,692
Russia—2.5%
LUKOIL PJSC - SP ADR	350	23,331
Mobile TeleSystems PJSC - SP ADR	2,918	27,955
Rosneft Oil Co. PJSC	8,862	53,840
Sberbank of Russia PJSC - SP ADR	8,237	118,201
		223,327
Singapore—0.5%
BOC Aviation Ltd.	4,300	26,660
DBS Group Holdings Ltd.	1,100	23,144
		49,804

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
South Africa—3.2%
Clover Industries Ltd.	37,581	52,785
Naspers Ltd.	581	138,171
RMB Holdings Ltd.	9,779	55,808
Telkom SA SOC Ltd.	11,689	47,412
		294,176
South Korea—11.8%
BNK Financial Group, Inc.	5,960	52,548
DB Insurance Co. Ltd.	234	12,693
DGB Financial Group, Inc.	4,650	44,541
Eugene Technology Co. Ltd.	1,804	30,679
Hana Financial Group, Inc.	1,970	75,926
Hanwha Corp.	1,550	51,629
Hyundai Marine & Fire Insurance Co., Ltd.	410	12,951
Industrial Bank of Korea	1,240	17,945
KB Financial Group, Inc.	1,150	55,313
KIWOOM Securities Co. Ltd.	196	22,684
Korea Aerospace Industries Ltd.*	209	8,494
KT Corp. - SP ADR	7,123	92,955
LG Uplus Corp.	7,770	84,068
Lotte Chemical Corp.	91	30,981
Meritz Fire & Marine Insurance Co., Ltd.	730	13,861
NCSoft Corp.	45	14,700
Samsung Electronics Co., Ltd.	6,250	293,485
Samsung SDI Co. Ltd.	418	77,522
SFA Engineering Corp.	1,022	34,457
SK Hynix, Inc.	420	36,317
		1,063,749
Switzerland—0.7%
Glencore PLC	12,325	60,868
Taiwan—5.4%
Compeq Manufacturing Co., Ltd.	16,000	17,869
CTBC Financial Holding Co. Ltd.	44,000	31,574
Fubon Financial Holding Co. Ltd.	18,000	31,198
Hon Hai Precision Industry Co. Ltd.	8,000	22,824
Pegatron Corp.	25,000	52,628
Primax Electronics Ltd.	30,000	58,254
Taiwan Semiconductor Manufacturing Co. Ltd.	36,000	268,794
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	222	8,591
		491,732
Turkey—2.6%
Akbank Turk AS	19,889	35,268
Mavi Giyim Sanayi Ve Ticaret AS, Class B	4,837	52,070
Migros Ticaret AS*	4,880	21,413
Turk Traktor ve Ziraat Makineleri AS	3,896	50,420
Turkiye Sinai Kalkinma Bankasi AS	87,139	23,492
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS*	9,030	50,022
		232,685
United Arab Emirates—0.9%
Abu Dhabi Commercial Bank PJSC	20,949	40,094
Emaar Malls PJSC*	75,543	42,161
		82,255

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number of
	Shares	Value
United Kingdom—4.5%
Atrium European Real Estate Ltd.	17,448	82,060
Bank of Georgia Group PLC	1,488	36,994
Cairn Energy PLC*	8,422	25,751
Georgia Capital PLC*	1,488	19,883
Georgia Healthcare Group PLC*	2,865	10,711
Petra Diamonds Ltd.*	114,816	94,493
Rio Tinto PLC	1,309	73,829
TBC Bank Group PLC	2,905	63,924
		407,645
United States—5.7%
Air Lease Corp.	3,477	154,413
Broadcom, Inc.	98	24,703
Kosmos Energy Ltd.*	4,045	31,430
Lam Research Corp.	126	24,971
Las Vegas Sands Corp.	410	33,050
Liberty Latin America Ltd. Class C*	5,193	111,545
Micron Technology, Inc.*	815	46,936
Philip Morris International, Inc.	1,146	91,153
		518,201
TOTAL COMMON STOCKS
(Cost $8,104,022)		7,757,499
EXCHANGE TRADED FUNDS—1.7%
United States—1.7%
iShares MSCI India ETF	4,714	158,626
TOTAL EXCHANGE TRADED FUNDS
(Cost $165,592)		158,626
PREFERRED STOCKS—1.0%
Brazil—1.0%
Itau Unibanco Holding SA, 6.867%	5,500	63,372
Petroleo Brasileiro SA, 0.263%	4,600	23,379
		86,751
TOTAL PREFERRED STOCKS
(Cost $104,236)		86,751
SHORT-TERM INVESTMENTS—10.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.61%	965,587	965,587
TOTAL SHORT-TERM INVESTMENTS
(Cost $965,587)		965,587
TOTAL INVESTMENTS—99.3%
(Cost $9,339,437)		8,968,463
OTHER ASSETS IN EXCESS OF LIABILITIES—0.7%		67,004
NET ASSETS—100.0%		$9,035,467

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
ǂ	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2018, these securities amounted to $208,352 or 2.3% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING DATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
Long
China
Henan Shuang Inv.	Goldman Sachs	9/15/2020	1.94%	Monthly	13,300	$60,675	$4,344
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	1.94	Monthly	2,900	64,921	4,239
Kweichow Moutai	Goldman Sachs	9/15/2020	1.94	Monthly	1,100	128,528	(70)
Qingdao Haier Co. Ltd.	Goldman Sachs	9/15/2020	1.94	Monthly	21,800	68,253	3,806
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	9/15/2020	1.94	Monthly	11,400	140,386	(1,988)
						462,763	10,332
Israel
Gazit-Globe Ltd.	Goldman Sachs	9/15/2020	0.10	Monthly	9,743	93,929	3,355
Israel Discount Bank	Goldman Sachs	9/15/2020	0.10	Monthly	17,099	51,550	3,416
Tamar Petroleum Ltd.	Goldman Sachs	9/15/2020	0.10	Monthly	22,411	104,751	(556)
						250,230	6,215
Russia
Sberbank of Russia PJSC	Goldman Sachs	9/15/2020	1.94	Monthly	9,500	29,884	(460)
South Korea
Samsung Electronics Co.	Goldman Sachs	9/15/2020	1.94	Monthly	2,950	110,338	5,326
Samsung Electronics Co., Ltd.	Goldman Sachs	12/31/2021	1.94	Monthly	3,250	152,612	4,468
						262,950	9,795
Total Long						1,005,827	25,882
Net unrealized gain/(loss) on Contracts For Difference							$25,882

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Argentina	$120,502	$120,502	$-	$-
Australia	28,044	-	28,044	-
Brazil	412,026	94,770	317,256	-
Canada	87,595	87,595	-	-
Chile	42,502	42,502	-	-
China	2,180,218	887,948	1,292,270	-
Egypt	18,543	-	18,543	-
Greece	45,104	45,104	-	-
Hong Kong	375,669	221,448	154,221	-
Hungary	96,014	24,091	71,923	-
India	173,254	173,254	-	-
Indonesia	68,472	-	68,472	-
Japan	63,034	-	63,034	-
Luxembourg	73,723	73,723	-	-
Mexico	458,774	458,774	-	-
Netherlands	22,405	22,405	-	-
Philippines	24,486	24,486	-	-
Portugal	42,692	-	42,692	-
Russia	223,327	169,487	53,840	-
Singapore	49,804	-	49,804	-
South Africa	294,176	52,785	241,391	-
South Korea	1,063,749	404,385	659,364	-
Switzerland	60,868	-	60,868	-
Taiwan	491,732	8,591	483,141	-
Turkey	232,685	50,022	182,663	-
United Arab Emirates	82,255	82,255	-	-
United Kingdom	407,645	19,883	387,762	-
United States	518,201	518,201	-	-
Exchange Traded Funds	158,626	158,626	-	-
Preferred Stock
Brazil	86,751	-	86,751	-
Short-Term Investments	965,587	965,587	-	-
Contracts For Difference
Equity Contracts	28,955	-	28,955	-
Total Assets	$8,997,418	$4,706,424	$4,290,994	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(3,073)	$-	$(3,073)	$-
Total Liabilities	$(3,073)	$-	$(3,073)	$-

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

PORTFOLIO VALUATION — Each Boston Partners Investment Fund’s, Boston Partners Small Cap Value Fund II (“ BP Small Cap Value Fund II”), Boston Partners Long/Short Equity Fund (“ BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“ BP Long/Short Research Fund”), Boston Partners All-Cap Value Fund (“ BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“ BP Global Equity Fund”), Boston Partners Global Long/Short Fund (“ BP Global Long/Short Fund”), Boston Partners Emerging Markets Long/Short Fund (“ BP Emerging Markets Long/Short Fund”), Boston Partners Emerging Markets Fund (“BP Emerging Markets Fund”) (collectively “BP Funds”), and WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund”), and collectively with the BP Funds, the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – Prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of May 31, 2018 is included in each Fund’s Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“ U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy. For the BP Long/Short Research Fund, securities held as long positions with an end of period value of $130,979,463 transferred from Level 2 into Level 1. For the BP Global Long/Short Fund, securities held as long positions with an end of period value of $9,861,097 transferred from Level 2 into Level 1. For the BP Emerging Markets Long/Short Fund, securities held as long positions with an end of period value of $1,572,601 transferred from Level 2 into Level 1. These transfers occurred as a result of these securities no longer being valued utilizing the international fair value pricing at May 31, 2018. For the BP Emerging Markets Long/Short Fund, securities held as long positions with an end of period value of $1,665,511 transferred from Level 1 into Level 2. These transfers occurred as a result of these securities being valued utilizing the international fair value pricing at May 31, 2018.

OPTIONS WRITTEN — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Funds' written options are exchange-traded options.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

During the current fiscal period, the Funds’ average quarterly volume of derivatives was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
BP Long/Short Equity Fund	$—	$2,871,380
BP Global Long/Short Fund	—	1,207,227

SHORT SALES — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

CONTRACTS FOR DIFFERENCE — The BP Global Long/Short Fund, the BP Long/Short Research Fund, the BP Emerging Markets Long/Short Fund and the BP Emerging Markets Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Portfolio of Investments. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of the end of the reporting period, the BP Long/Short Research Fund, the BP Global Long/Short Fund, the BP Emerging Markets Long/Short Fund and the BP Emerging Markets Fund held CFDs.

During the current fiscal period, the average volume of CFDs was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT SHORT
BP Long/Short Research Fund	$130,594,690	$95,639,682
BP Global Long/Short Fund	—	15,188,629
BP Emerging Markets Long/Short Fund	22,963,874	20,683,399
BP Emerging Markets Fund	1,772,591	N/A

SECURITIES LENDING — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Boston Partners to be of good standing and only when, in Boston Partners’ judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the current fiscal period, the Funds participated in securities lending.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

RESTRICTED SECURITIES — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Boston Partners as applicable, based on policies and procedures established by the Board. Therefore, not all restricted securities are considered illiquid.

As of the end of the reporting period, the Funds did not hold any restricted securities that were illiquid.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

		MATURITY
	COUPON*	DATE	PAR	VALUE
SHORT-TERM INVESTMENTS — 88.8%
U.S. TREASURY OBLIGATIONS — 88.8%
United States Treasury Bill	1.476%	06/21/18	$890,000	$889,159
United States Treasury Bill	1.581%	07/19/18	895,000	892,879
United States Treasury Bill	1.795%	08/23/18	1,760,000	1,752,478
United States Treasury Bill	1.878%	09/27/18	1,390,000	1,381,406
United States Treasury Bill	1.972%	10/25/18	1,260,000	1,249,972
United States Treasury Bill	2.063%	11/23/18	1,950,000	1,931,089
				8,096,983
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,097,776)				8,096,983
TOTAL INVESTMENTS — 88.8%
(Cost $8,097,776)				8,096,983

OTHER ASSETS IN EXCESS OF LIABILITIES — 11.2%				1,023,099
NET ASSETS — 100.0%				$9,120,082

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Futures contracts outstanding as of May 31, 2018 were as follows:

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
LONG CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
10 Year Mini Japanese Government Bond	Jun-18	11	$1,011,169	$3,023
3-Month Euro Euribor	Jun-19	20	5,845,219	2,268
90-DAY Bank Bill	Sep-18	14	10,587,532	(669)
90-Day Sterling	Jun-19	1	166,168	15
Amsterdam Index	Jun-18	2	258,218	(3,429)
Brent Crude	Sep-18	3	231,750	(3,665)
CAC40 10 Euro	Jun-18	3	188,614	(2,354)
Cocoa	Jul-18	2	49,080	(1,006)
Cotton No.2	Dec-18	2	91,640	144
DJIA Mini E-CBOT	Jun-18	1	122,085	(2,037)
Euro BUXL 30-Year Bond Futures	Jun-18	1	116,904	(188)
Euro Stoxx 50	Jun-18	3	119,488	(1,676)
Euro-Bobl	Jun-18	7	818,331	5,591
Euro-Bund	Jun-18	3	350,713	4,708
Euro-Oat	Jun-18	5	584,522	5,149
Euro-Schatz	Jun-18	39	4,559,271	8,791
FTSE 100 Index	Jun-18	2	203,922	7,156
FTSE/JSE TOP 40	Jun-18	1	39,252	(1,508)
FTSE/MIB Index	Jun-18	1	127,285	(435)
Gasoline RBOB	Jul-18	2	181,482	(517)
Hang Seng Index	Jun-18	1	194,417	(430)
London Metals Exchange Aluminum	Jun-18	5	287,281	2,046
London Metals Exchange Copper	Jun-18	1	171,188	(7,265)
London Metals Exchange Nickel	Jun-18	1	90,993	10,098
London Metals Exchange Nickel	Sep-18	1	91,434	8,247
London Metals Exchange Zinc	Jun-18	2	155,275	(18,981)
Long Gilt	Sep-18	1	132,935	(68)
Low Sulphur Gasoil G Futures	Jul-18	4	272,700	8,893
MSCI Singapore Exchange ETS	Jun-18	4	116,966	(3,052)
MSCI Taiwan Index	Jun-18	2	78,980	(1,274)
Nasdaq 100 E-Mini	Jun-18	1	139,540	524
Nikkie 225 (Osaka Securities Exchange)	Jun-18	1	102,082	4,118
OMX Stockholm 30 Index	Jun-18	5	87,509	(2,986)
Palladium	Sep-18	1	98,170	1,938
Russell 2000 E-Mini	Jun-18	2	163,420	2,708
S&P 500 E-Mini	Jun-18	1	135,275	(1,142)
S&P Mid 400 E-Mini	Jun-18	1	194,700	2,138
S&P/TSX 60 Index	Jun-18	1	146,429	5,300
SPI 200 Index	Jun-18	2	227,481	(1,081)
Topix Index	Jun-18	1	160,362	3,340
WTI Crude	Jul-18	2	134,080	(8,505)
				$23,927

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
SHORT CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
90-Day Euro	Jun-19	31	$(7,750,000)	$(3,080)
Australian 10-Year Bond	Jun-18	1	(75,625)	(1,335)
Australian 3-Year Bond	Jun-18	7	(529,377)	(2,430)
Canadian 10-Year Bond	Sep-18	3	(231,374)	(5,999)
Cattle Feeder Futures	Aug-18	1	(73,700)	(1,890)
Coffee	Jul-18	2	(92,775)	(3,269)
Lean Hogs	Jul-18	2	(62,440)	(206)
Live Cattle	Aug-18	4	(166,320)	1,388
London Metals Exchange Aluminum	Jun-18	5	(287,281)	(28,619)
London Metals Exchange Copper	Jun-18	1	(171,188)	(2,595)
London Metals Exchange Nickel	Jun-18	1	(90,993)	(8,196)
London Metals Exchange Zinc	Jun-18	2	(155,275)	(2,251)
Platinum	Jul-18	2	(91,010)	560
Sugar No. 11 (World)	Jul-18	3	(42,974)	(4,377)
U.S. Treasury 10-Year Notes	Sep-18	7	(702,943)	(8,105)
U.S. Treasury 5-Year Notes	Sep-18	15	(1,459,623)	(11,157)
U.S. Treasury 2-Year Notes	Sep-18	25	(4,925,430)	(12,536)
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-18	1	(121,924)	(3,759)
				$(97,856)
Total Futures Contracts				$(73,929)

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2018 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	450,000	USD	350,938	Jun 20 2018	UBS	$(10,585)
CAD	800,000	USD	630,694	Jun 20 2018	UBS	(13,351)
CHF	500,000	USD	514,056	Jun 20 2018	UBS	(5,822)
EUR	550,000	USD	686,049	Jun 20 2018	UBS	(42,058)
GBP	500,000	USD	701,854	Jun 20 2018	UBS	(36,495)
JPY	115,500,000	USD	1,085,396	Jun 20 2018	UBS	(22,178)
NOK	6,000,000	USD	774,171	Jun 20 2018	UBS	(40,327)
NZD	800,000	USD	584,015	Jun 20 2018	UBS	(24,176)
SEK	3,000,000	USD	363,332	Jun 20 2018	UBS	(22,613)
USD	645,548	AUD	850,000	Jun 20 2018	UBS	2,659
USD	1,163,044	CAD	1,500,000	Jun 20 2018	UBS	5,527
USD	878,593	CHF	850,000	Jun 20 2018	UBS	14,595
USD	1,135,675	EUR	950,000	Jun 20 2018	UBS	23,326
USD	951,029	GBP	700,000	Jun 20 2018	UBS	19,527
USD	1,164,311	JPY	126,000,000	Jun 20 2018	UBS	4,436
USD	709,906	NOK	5,700,000	Jun 20 2018	UBS	12,754
USD	883,133	NZD	1,250,000	Jun 20 2018	UBS	8,385
USD	718,827	SEK	6,150,000	Jun 20 2018	UBS	20,353
Total Forward Foreign Currency Contracts						$(106,043)

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Dynamic Trend Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Core Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of May 31, 2018, the net assets of the Subsidiary were $ 292,195, which represented 3.20% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$8,096,983	$8,096,983	$-	$-
Commodity Contracts
Futures Contracts	33,314	33,314	-	-
Equity Contracts
Futures Contracts	25,284	25,284	-	-
Interest Rate Contracts
Futures Contracts	29,545	29,545	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	111,562	-	111,562	-
Total Assets	$8,296,688	$8,185,126	$111,562	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(91,342)	$(91,342)	$-	$-
Equity Contracts
Futures Contracts	(21,404)	(21,404)	-	-
Interest Rate Contracts
Futures Contracts	(49,326)	(49,326)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(217,605)	-	(217,605)	-
Total Liabilities	$(379,677)	$(162,072)	$(217,605)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2018 the Fund had no transfers between Levels 1, 2, and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of May 31, 2018, grouped by contract type and risk exposure category.

CAMPBELL DYNAMIC TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

DERIVATIVE TYPE		COMMODITY CONTRACTS	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$33,314	$25,284	$29,545	$-	$88,143
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	-	-	-	111,562	111,562
Total Value - Assets		$33,314	$25,284	$29,545	$111,562	$199,705

Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(91,342)	$(21,404)	$(49,326)	$-	$(162,072)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	-	-	-	(217,605)	(217,605)
Total Value - Liabilities		$(91,342)	$(21,404)	$(49,326)	$(217,605)	$(379,677)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

CAMPBELL DYNAMIC TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

For the period ended May 31 2018, the Fund's quarterly average volume of derivatives is as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS- PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS- RECEIVABLE (VALUE AT TRADE DATE)
$46,384,400	$(14,178,004)	$(11,034,990)	$10,979,788

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund may use futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

CAMPBELL MULTI-ASSET CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

		MATURITY
	COUPON*	DATE	PAR	VALUE
SHORT-TERM INVESTMENTS — 51.0%
U.S. TREASURY OBLIGATIONS — 51.0%
United States Treasury Bill	1.469%	06/21/18	$1,525,000	$1,523,560
United States Treasury Bill	1.569%	07/19/18	1,525,000	1,521,386
United States Treasury Bill	1.795%	08/23/18	1,580,000	1,573,247
United States Treasury Bill	1.878%	09/27/18	1,280,000	1,272,086
United States Treasury Bill	1.965%	10/25/18	1,510,000	1,497,982
				7,388,261
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,389,665)				7,388,261
TOTAL INVESTMENTS — 51.0%
(Cost $7,389,665)				7,388,261

OTHER ASSETS IN EXCESS OF LIABILITIES — 49.0%				7,093,911
NET ASSETS — 100.0%				$14,482,172

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL MULTI-ASSET CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Futures contracts outstanding as of May 31, 2018 were as follows:

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
LONG CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
3-Month Euro Euribor	Jun-19	61	$17,827,917	$5,106
90-Day Euro	Jun-19	212	53,000,000	46,615
90-Day Sterling	Jun-19	118	19,607,843	36,730
Amsterdam Index	Jun-18	1	129,109	(633)
Australian 10-Year Bond	Jun-18	2	151,250	950
Australian 3-Year Bond	Jun-18	85	6,428,145	15,006
Bank Acceptance	Jun-18	43	33,163,659	4,810
Brent Crude	Sep-18	10	772,500	(10,347)
CAC40 10 Euro	Jun-18	5	314,356	(5,618)
Canadian 10-Year Bond	Sep-18	1	77,125	1,988
Cotton No.2	Dec-18	11	504,020	222
Euro Stoxx 50	Jun-18	8	318,635	(3,109)
Euro-Bobl	Jun-18	68	7,949,497	138,520
Euro-Bund	Jun-18	11	1,285,948	9,666
Euro-Schatz	Jun-18	29	3,390,227	9,955
FTSE 100 Index	Jun-18	6	611,765	16,696
Gasoline RBOB	Jul-18	4	362,964	(5,008)
Hang Seng Index	Jun-18	1	194,417	424
IBEX 35 Index	Jun-18	10	1,104,407	(88,729)
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-18	4	3,676,978	10,319
London Metals Exchange Aluminum	Jun-18	32	1,838,600	(14,385)
London Metals Exchange Aluminum	Sep-18	13	745,063	(14,721)
London Metals Exchange Copper	Jun-18	1	171,188	(1,071)
London Metals Exchange Nickel	Jun-18	2	181,986	16,575
London Metals Exchange Zinc	Jun-18	12	931,650	(99,068)
London Metals Exchange Zinc	Sep-18	8	620,000	2,570
MSCI Taiwan Index	Jun-18	7	276,430	(4,458)
Natural Gas	Jul-18	19	560,900	23,014
OMX Stockholm 30 Index	Jun-18	1	17,502	(597)
Soybean	Jul-18	7	356,475	(6,745)
Soybean Meal	Jul-18	28	1,050,840	(33,080)
SPI 200 Index	Jun-18	12	1,364,884	9,301
U.S. Treasury 10-Year Notes	Sep-18	1	100,423	1,076
U.S. Treasury 5-Year Notes	Sep-18	1	97,308	811
U.S. Treasury 2-Year Notes	Sep-18	133	26,203,291	60,070
WTI Crude	Jul-18	18	1,206,720	(76,584)
				$46,271

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL MULTI-ASSET CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
SHORT CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
Coffee	Jul-18	10	$(463,875)	$(17,674)
Copper	Jul-18	14	(1,072,750)	15,629
Corn	Jul-18	69	(1,359,300)	15,615
Gold 100 Oz	Aug-18	14	(1,826,580)	(184)
Kansas City Hard Red Winter Wheat	Jul-18	11	(298,375)	(15,919)
London Metals Exchange Aluminum	Jun-18	32	(1,838,600)	(23,334)
London Metals Exchange Aluminum	Sep-18	9	(515,813)	(5,225)
London Metals Exchange Copper	Jun-18	1	(171,188)	7,666
London Metals Exchange Nickel	Jun-18	2	(181,986)	(19,812)
London Metals Exchange Zinc	Jun-18	12	(931,650)	36,219
London Metals Exchange Zinc	Sep-18	1	(77,500)	(1,003)
Nasdaq 100 E-Mini	Jun-18	5	(697,700)	(9,217)
S&P 500 E-Mini	Jun-18	5	(676,375)	1,377
Silver	Jul-18	4	(329,150)	2,105
Soybean Oil	Jul-18	18	(336,096)	6,050
Sugar No. 11 (World)	Jul-18	81	(1,160,309)	(53,310)
Wheat	Jul-18	18	(473,625)	(28,227)
				$(89,244)
Total Futures Contracts				$(42,973)

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL MULTI-ASSET CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2018 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	50,000	USD	39,112	Jun 20 2018	UBS	$(1,295)
CAD	1,650,000	USD	1,283,123	Jun 20 2018	UBS	(9,854)
CHF	750,000	USD	765,800	Jun 20 2018	UBS	(3,449)
EUR	3,500,000	USD	4,230,040	Jun 20 2018	UBS	(131,915)
GBP	150,000	USD	203,303	Jun 20 2018	UBS	(3,695)
JPY	144,000,000	USD	1,345,441	Jun 20 2018	UBS	(19,871)
NOK	6,000,000	USD	756,980	Jun 20 2018	UBS	(23,136)
NZD	2,950,000	USD	2,148,988	Jun 20 2018	UBS	(84,583)
SEK	17,550,000	USD	2,020,103	Jun 20 2018	UBS	(26,898)
USD	1,363,415	CAD	1,750,000	Jun 20 2018	UBS	12,978
USD	2,007,802	CHF	1,900,000	Jun 20 2018	UBS	76,513
USD	7,067,353	EUR	5,750,000	Jun 20 2018	UBS	334,719
USD	1,021,477	GBP	750,000	Jun 20 2018	UBS	23,440
USD	5,809,648	JPY	616,500,000	Jun 20 2018	UBS	134,549
USD	970,089	NOK	7,650,000	Jun 20 2018	UBS	34,438
USD	2,038,456	NZD	2,900,000	Jun 20 2018	UBS	9,041
USD	2,297,403	SEK	19,200,000	Jun 20 2018	UBS	116,802
Total Forward Foreign Currency Contracts						$437,784

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL MULTI-ASSET CARRY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Multi-Asset Carry Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Core Carry Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of May 31, 2018, the net assets of the Subsidiary were $ 1,111,237, which represented 7.67% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$7,388,261	$7,388,261	$-	$-
Commodity Contracts
Futures Contracts	125,665	125,665	-	-
Equity Contracts
Futures Contracts	27,798	27,798	-	-
Interest Rate Contracts
Futures Contracts	341,622	341,622	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	742,480	-	742,480	-
Total Assets	$8,625,826	$7,883,346	$742,480	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(425,697)	$(425,697)	$-	$-
Equity Contracts
Futures Contracts	(112,361)	(112,361)	-	-
Interest Rate Contracts
Futures Contracts	-	-	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(304,696)	-	(304,696)	-
Total Liabilities	$(842,754)	$(538,058)	$(304,696)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2018 the Fund had no transfers between Levels 1, 2, and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of May 31, 2018, grouped by contract type and risk exposure category.

CAMPBELL MULTI-ASSET CARRY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

DERIVATIVE TYPE		COMMODITY CONTRACTS	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$125,665	$27,798	$341,622	$-	$495,085
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	-	-	-	742,480	742,480
Total Value - Assets		$125,665	$27,798	$341,622	$742,480	$1,237,565

Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(425,697)	$(112,361)	$-	$-	$(538,058)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	-	-	-	(304,696)	(304,696)
Total Value - Liabilities		$(425,697)	$(112,361)	$-	$(304,696)	$(842,754)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

CAMPBELL MULTI-ASSET CARRY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

For the period ended May 31 2018, the Fund's quarterly average volume of derivatives is as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS- PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS- RECEIVABLE (VALUE AT TRADE DATE)
$240,546,742	$(13,104,214)	$(39,726,614)	$39,748,765

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund may use futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
DOMESTIC EQUITY FUNDS — 99.9%
iShares Core S&P 500 ETF	133,321	$36,360,636
U.S. Large Cap Value Portfolio III (a)	35,217,641	935,028,356
U.S. Large Company Portfolio (a)	21,177,969	446,219,815
U.S. Micro Cap Portfolio (b)	20,898,363	487,976,788
U.S. Small Cap Portfolio (b)	12,952,127	485,445,721
U.S. Small Cap Value Portfolio (b)	20,613,790	822,077,928
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,263,566,630)		3,213,109,244
SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 1.64%*	3,467,654	3,467,654
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,467,654)		3,467,654
TOTAL INVESTMENTS — 100.0%
(Cost $2,267,034,284)		3,216,576,898
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(760,419)
NET ASSETS — 100.0%		$3,215,816,479

*	Seven-day yield as of May 31, 2018.
(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

ETF Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

May 31, 2018 (Unaudited)

	Number of Shares/ Beneficial Interest	Value
INTERNATIONAL EQUITY FUNDS — 99.8%
Asia Pacific Small Company Portfolio (a)	1,309,892	$31,476,710
Canadian Small Company Series (b)	2,609,326	29,838,010
Continental Small Company Portfolio (a)	1,120,343	31,705,710
Continental Small Company Series (b)	435,675	41,725,500
DFA International Small Cap Value Portfolio (a)	41,473,629	922,373,518
DFA International Value Portfolio III (c)	32,500,315	550,230,332
DFA International Value Series (b)	5,333,935	133,988,447
Emerging Markets Portfolio (a)	4,164,137	122,508,919
Emerging Markets Small Cap Portfolio (a)	4,964,407	116,365,709
Emerging Markets Value Portfolio (a)	3,688,822	113,062,387
Japanese Small Company Portfolio (a)	1,776,678	51,843,453
Large Cap International Portfolio (a)	4,915,420	116,298,838
United Kingdom Small Company Portfolio (a)	139,396	4,367,274
United Kingdom Small Company Series (b)	539,121	39,871,061
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,886,141,729)		2,305,655,868
SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 1.64%*	2,282,096	2,282,096
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,282,096)		2,282,096
TOTAL INVESTMENTS — 99.9%
(Cost $1,888,423,825)		2,307,937,964
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.1%		1,740,457
NET ASSETS — 100.0%		$2,309,678,421

*	Seven-day yield as of May 31, 2018.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
FIXED INCOME FUNDS — 99.4%
DFA Five-Year Global Fixed Income Portfolio (a)	64,364,291	$700,283,485
DFA Inflation-Protected Securities Portfolio (a)	12,118,274	141,056,709
DFA Intermediate Government Fixed Income Portfolio (a)	14,022,739	169,394,688
DFA One-Year Fixed Income Portfolio (a)	39,490,017	405,167,577
DFA Short-Term Government Portfolio (a)	10,724,781	112,073,964
DFA Two-Year Global Fixed Income Portfolio (a)	42,289,238	419,509,246
iShares 1-3 Year Credit Bond ETF	6,456,264	670,612,141
iShares Intermediate Credit Bond ETF	1,577,033	168,159,029
TOTAL FIXED INCOME FUNDS
(Cost $2,820,485,869)		2,786,256,839
SHORT-TERM INVESTMENTS — 0.5%
STIT-Government & Agency Portfolio, 1.64%*	14,603,842	14,603,842
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,603,842)		14,603,842
TOTAL INVESTMENTS — 99.9%
(Cost $2,835,089,711)		2,800,860,681
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.1%		1,372,065
NET ASSETS — 100.0%		$2,802,232,746

*	Seven-day yield as of May 31, 2018.
(a)	A portfolio of DFA Investment Dimensions Group Inc.

ETF Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

FREE MARKET FUNDS

Notes to Portfolio of Investments

May 31, 2018 (Unaudited)

PORTFOLIO VALUATION — Investments in the underlying funds are valued at the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	Prices are determined using quoted prices in active markets for identical securities.
• Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2018, in valuing the Funds' investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total	Level 1	Level 2	Level 3
Domestic Equity Funds	$3,213,109,244	$3,213,109,244	$-	$-
Short-Term Investments	3,467,654	3,467,654	-	-
Total Investments*	$3,216,576,898	$3,216,576,898	$-	$-

*	Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	Total	Level 1	Level 2	Level 3
International Equity Funds	$2,305,655,868	$2,060,232,850	$245,423,018	$-
Short-Term Investments	2,282,096	2,282,096	-	-
Total Investments*	$2,307,937,964	$2,062,514,946	$245,423,018	$-

*	Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	Total	Level 1	Level 2	Level 3
Fixed Income Funds	$2,786,256,839	$2,786,256,839	$-	$-
Short-Term Investments	14,603,842	14,603,842	-	-
Total Investments*	$2,800,860,681	$2,800,860,681	$-	$-

*	Please refer to the Portfolio of Investments for further details.

FREE MARKET FUNDS

Notes to Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
DOMESTIC EQUITY FUNDS — 98.9%
U.S. Large Cap Value Portfolio III (b)	241,332	$6,407,366
U.S. Large Company Portfolio (b)	159,164	3,353,581
U.S. Micro Cap Portfolio (a)	161,064	3,760,846
U.S. Small Cap Portfolio (a)	100,244	3,757,130
U.S. Small Cap Value Portfolio (a)	62,847	2,506,325
VA U.S. Large Value Portfolio (a)	37,228	987,293
VA U.S. Targeted Value Portfolio (a)	183,130	3,737,689
TOTAL DOMESTIC EQUITY FUNDS
(Cost $21,503,857)		24,510,230
SHORT-TERM INVESTMENTS — 1.3%
STIT-Government & Agency Portfolio, 1.64%*	322,203	322,203
TOTAL SHORT-TERM INVESTMENTS
(Cost $322,203)		322,203
TOTAL INVESTMENTS — 100.2%
(Cost $21,826,060)		24,832,433
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(53,582)
NET ASSETS — 100.0%		$24,778,851

*	Seven-day yield as of May 31, 2018.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.4%
DFA International Small Cap Value Portfolio (a)	214,974	$4,781,020
DFA International Value Portfolio III (b)	301,791	5,109,319
Emerging Markets Portfolio (a)	30,858	907,835
Emerging Markets Small Cap Portfolio (a)	36,341	851,842
Emerging Markets Value Portfolio (a)	27,449	841,310
Large Cap International Portfolio (a)	29,097	688,435
VA International Small Portfolio (a)	209,567	2,929,747
VA International Value Portfolio (a)	63,816	852,579
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,997,885)		16,962,087
SHORT-TERM INVESTMENTS — 0.9%
STIT-Government & Agency Portfolio, 1.64%*	154,756	154,756
TOTAL SHORT-TERM INVESTMENTS
(Cost $154,756)		154,756
TOTAL INVESTMENTS — 100.3%
(Cost $15,152,641)		17,116,843
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(45,030)
NET ASSETS — 100.0%		$17,071,813

*	Seven-day yield as of May 31, 2018.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

May 31, 2018 (Unaudited)

	Number
	of Shares	Value
FIXED INCOME FUNDS — 98.9%
DFA Five-Year Global Fixed Income Portfolio (a)	269,952	$2,937,074
DFA Inflation-Protected Securities Portfolio (a)	126,591	1,473,524
DFA Intermediate Government Fixed Income Portfolio (a)	146,478	1,769,453
DFA One-Year Fixed Income Portfolio (a)	328,330	3,368,662
DFA Short-Term Government Portfolio (a)	112,579	1,176,455
DFA Two-Year Global Fixed Income Portfolio (a)	443,333	4,397,864
iShares 1-3 Year Credit Bond ETF	67,670	7,028,883
iShares Intermediate Credit Bond ETF	16,541	1,763,767
VA Global Bond Portfolio (a)	414,162	4,406,681
VA Short-Term Fixed Income Portfolio (a)	57,508	587,154
TOTAL FIXED INCOME FUNDS
(Cost $29,329,463)		28,909,517
SHORT-TERM INVESTMENTS — 1.3%
STIT-Government & Agency Portfolio, 1.64%*	388,025	388,025
TOTAL SHORT-TERM INVESTMENTS
(Cost $388,025)		388,025
TOTAL INVESTMENTS — 100.2%
(Cost $29,717,488)		29,297,542
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(54,752)
NET ASSETS — 100.0%		$29,242,790

*	Seven-day yield as of May 31, 2018.
(a)	A portfolio of DFA Investment Dimensions Group Inc.

ETF Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

MATSON MONEY VI PORTFOLIOS

Notes to Portfolio of Investments

May 31, 2018 (Unaudited)

PORTFOLIO VALUATION — Investments in the underlying funds are valued at the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each a Portfolio, collectively the “Portfolios”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.'s Board of Directors. Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Portfolios' investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	Prices are determined using quoted prices in active markets for identical securities.
• Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2018, in valuing the Portfolios' investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	Total	Level 1	Level 2	Level 3
Domestic Equity Funds	$24,510,230	$24,510,230	$-	$-
Short-Term Investments	322,203	322,203	-	-
Total Investments*	$24,832,433	$24,832,433	$-	$-

*	Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	Total	Level 1	Level 2	Level 3
International Equity Funds	$16,962,087	$16,962,087	$-	$-
Short-Term Investments	154,756	154,756	-	-
Total Investments*	$17,116,843	$17,116,843	$-	$-

*	Please refer to the Portfolio of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

	Total	Level 1	Level 2	Level 3
Fixed Income Funds	$28,909,517	$28,909,517	$-	$-
Short-Term Investments	388,025	388,025	-	-
Total Investments*	$29,297,542	$29,297,542	$-	$-

*	Please refer to the Portfolio of Investments for further details.

MATSON MONEY VI PORTFOLIOS

Notes to Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Portfolios to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

Motley Fool Global Opportunities Fund

Portfolio of Investments

May 31, 2018 (Unaudited)

	Number of
	Shares	Value
Common Stocks — 97.2%
Air Freight & Logistics — 4.4%
XPO Logistics, Inc. (United States)*	186,000	$19,576,500
Auto Components — 2.1%
Gentex Corp. (United States)	200,000	4,806,000
LCI Industries (United States)	55,000	4,823,500
		9,629,500
Banks — 5.9%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	343,129	9,137,525
Bank of Georgia Group PLC (United Kingdom)	263,132	6,541,813
HDFC Bank Ltd. ADR (India)	100,000	10,642,000
		26,321,338
Beverages — 0.8%
Anheuser-Busch InBev SA/NV, SP ADR (Belgium)	40,500	3,790,395
Capital Markets — 0.8%
Georgia Capital PLC (United Kingdom)*	263,132	3,516,122
Commercial Services & Supplies — 1.4%
KAR Auction Services, Inc. (United States)	117,708	6,211,451
Communications Equipment — 1.3%
Infinera Corp. (United States)*	661,100	5,817,680
Consumer Finance — 1.2%
Gentera SAB de CV (Mexico)	7,200,000	5,548,556
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class A (United States)*	30	8,616,000
Electronic Equipment, Instruments & Components — 3.9%
IPG Photonics Corp. (United States)*	72,000	17,371,440
Equity Real Estate Investment Trusts — 4.1%
American Tower Corp. (United States)	64,000	8,855,680
SBA Communications Corp. (United States)*	60,000	9,484,200
		18,339,880
Food & Staples Retailing — 1.8%
Costco Wholesale Corp. (United States)	40,000	7,929,600
Food Products — 2.1%
Nestle SA (Switzerland)	68,694	5,192,062
Nippon Indosari Corpindo Tbk PT (Indonesia)	54,234,800	4,254,475
		9,446,537
Health Care Equipment & Supplies — 10.2%
Align Technology, Inc. (United States)*	53,000	17,593,350
Medtronic PLC (Ireland)	205,272	17,719,079
ResMed, Inc. (United States)	102,000	10,486,620
		45,799,049
Health Care Providers & Services — 4.5%
NMC Health PLC (United Arab Emirates)	435,482	20,356,468
Hotels, Restaurants & Leisure — 4.0%
Starbucks Corp. (United States)	195,000	11,050,650
Yum China Holdings, Inc. (China)	171,251	6,730,164
		17,780,814

The accompanying notes are an integral part of the portfolio of investments

Motley Fool Global Opportunities Fund

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number of
	Shares	Value
Household Durables — 1.1%
Tupperware Brands Corp. (United States)	120,000	5,059,200
Internet & Direct Marketing Retail — 8.9%
Amazon.com, Inc. (United States)*	15,100	24,607,262
Ctrip.com International Ltd., ADR (China)*	200,752	9,051,907
zooplus AG (Germany)*	33,000	6,328,757
		39,987,926
Internet Software & Services — 7.8%
Alphabet, Inc., Class C (United States)*	9,024	9,790,950
GrubHub, Inc. (United States)*	50,000	5,360,500
MercadoLibre, Inc. (Argentina)	36,437	10,596,973
Tencent Holdings Ltd. (China)	180,000	9,189,383
		34,937,806
IT Services — 5.9%
Mastercard, Inc., Class A (United States)	95,500	18,156,460
PayPal Holdings, Inc. (United States)*	100,000	8,207,000
		26,363,460
Life Sciences Tools & Services — 1.1%
Horizon Discovery Group PLC (United Kingdom)*	2,135,499	4,740,822
Machinery — 0.7%
FANUC Corp. (Japan)	16,000	3,384,807
Media — 1.0%
Multiplus SA (Brazil)	278,600	1,943,618
System1 Group PLC (United Kingdom)	700,000	2,791,625
		4,735,243
Multiline Retail — 1.7%
Mitra Adiperkasa Tbk PT (Indonesia)	12,301,000	7,458,756
Real Estate Management & Development — 1.1%
Jones Lang LaSalle, Inc. (United States)	30,000	4,912,800
Semiconductors & Semiconductor Equipment — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR (Taiwain)	215,000	8,320,500
Software — 8.9%
Atlassian Corp PLC, Class A (United Kingdom)*	92,000	5,868,680
Douzone Bizon Co., Ltd. (South Korea)	149,798	6,081,085
Paycom Software, Inc. (United States)*	100,530	10,602,899
Splunk, Inc. (United States)*	97,500	10,803,975
Ultimate Software Group, Inc. (The) (United States)*	26,000	6,815,900
		40,172,539
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc. (United States)	45,000	8,409,150
Trading Companies & Distributors — 2.0%
Watsco, Inc. (United States)	50,000	9,201,000
Transportation Infrastructure — 1.3%
International Container Terminal Services, Inc. (Philippines)	3,750,000	6,031,636
Wireless Telecommunication Services — 1.5%
SoftBank Group Corp. (Japan)	96,000	6,812,174
Total Common Stocks (Cost $275,262,654)		436,579,149

The accompanying notes are an integral part of the portfolio of investments

Motley Fool Global Opportunities Fund

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number of
	Shares	Value
Participatory Notes — 0.7%
Air Freight & Logistics — 0.7%
Aramex PJSC (United Arab Emirates)(a)	3,134,000	3,216,634
Total Participatory Notes (Cost $2,790,802)		3,216,634

Short-Term Investments — 2.0%
U.S. Bank Money Market Deposit Account, 1.67% (United States)(b)	9,207,562	9,207,562
Total Short-Term Investments (Cost $9,207,562)		9,207,562

Total Investments (Cost $287,261,018) — 99.9%		449,003,345
Other Assets in Excess of Liabilities — 0.1%		269,641
NET ASSETS — 100.0%
(Applicable to 18,590,501 shares outstanding)		$449,272,986

*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored ADR
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of May 31, 2018, the total market value of Rule 144A securities was $3,216,634 and represents 0.7% of net assets.
(b)	Seven-day yield as of May 31, 2018.

The accompanying notes are an integral part of the portfolio of investments

Motley Fool Small-Mid Cap Growth Fund

Portfolio of Investments

May 31, 2018 (Unaudited)

	Number of
	Shares	Value
Common Stocks — 98.0%
Air Freight & Logistics — 8.7%
CH Robinson Worldwide, Inc. (United States)	46,000	$4,002,000
XPO Logistics, Inc. (United States)*	215,000	22,628,750
		26,630,750
Auto Components — 7.0%
Dorman Products, Inc. (United States)*	35,938	2,318,720
Gentex Corp. (United States)	300,000	7,209,000
LCI Industries (United States)	135,670	11,898,259
		21,425,979
Automobiles — 3.5%
Thor Industries, Inc. (United States)	115,000	10,649,000
Banks — 4.8%
Access National Corp. (United States)	124,832	3,573,940
Carter Bank & Trust (United States)*	199,600	3,493,000
Huntington Bancshares, Inc. (United States)	100,000	1,487,000
Lakeland Financial Corp. (United States)	60,000	2,927,400
SVB Financial Group (United States)*	10,000	3,121,300
		14,602,640
Biotechnology — 1.4%
Ionis Pharmaceuticals, Inc. (United States)*	89,100	4,156,515
Building Products — 1.7%
American Woodmark Corp. (United States)*	50,736	5,230,882
Capital Markets — 2.8%
Diamond Hill Investment Group, Inc. (United States)	43,959	8,613,326
Chemicals — 0.9%
Eastman Chemical Co. (United States)	25,000	2,607,750
Commercial Services & Supplies — 1.5%
KAR Auction Services, Inc. (United States)	85,000	4,485,450
Electronic Equipment, Instruments & Components — 3.9%
IPG Photonics Corp. (United States)*	49,500	11,942,865
Equity Real Estate Investment Trusts — 4.6%
SBA Communications Corp. (United States)*	55,000	8,693,850
STAG Industrial, Inc. (United States)	195,000	5,194,800
		13,888,650
Food Products — 1.1%
McCormick & Co, Inc. (United States)	34,000	3,434,000
Health Care Equipment & Supplies — 15.2%
Align Technology, Inc. (United States)*	41,000	13,609,950
Cooper Companies, Inc. (The) (United States)	46,400	10,500,784
NuVasive, Inc. (United States)*	81,449	4,175,076
ResMed, Inc. (United States)	99,000	10,178,190
Varian Medical Systems, Inc. (United States)*	67,000	7,897,290
		46,361,290

The accompanying notes are an integral part of the portfolio of investments.

Motley Fool Small-Mid Cap Growth Fund

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

	Number of
	Shares	Value
Health Care Technology — 0.8%
Teladoc, Inc. (United States)*	50,000	2,545,000
Hotels, Restaurants & Leisure — 5.1%
Papa John's International, Inc. (United States)	80,000	4,108,000
Texas Roadhouse, Inc. (United States)	184,929	11,460,050
		15,568,050
Household Durables — 0.7%
TRI Pointe Group, Inc. (United States)*	120,000	2,071,200
Household Products — 2.2%
Church & Dwight Co., Inc. (United States)	141,600	6,648,120
Insurance — 2.8%
Markel Corp. (United States)*	7,900	8,666,932
Internet Software & Services — 3.2%
GrubHub, Inc. (United States)*	90,000	9,648,900
IT Services — 1.5%
Broadridge Financial Solutions, Inc. (United States)	40,000	4,618,000
Leisure Products — 2.0%
Hasbro, Inc. (United States)	68,615	5,952,351
Machinery — 1.6%
Proto Labs, Inc. (United States)*	40,000	4,824,000
Paper & Forest Products — 1.2%
KapStone Paper and Packaging Corp. (United States)	110,400	3,797,760
Real Estate Management & Development — 3.9%
Jones Lang LaSalle, Inc. (United States)	72,500	11,872,600
Road & Rail — 1.3%
Genesee & Wyoming, Inc., Class A (United States)*	50,000	3,905,500
Software — 8.7%
Paycom Software, Inc. (United States)*	85,000	8,964,950
Paylocity Holding Corp. (United States)*	40,000	2,390,000
Splunk, Inc. (United States)*	87,000	9,640,470
Ultimate Software Group, Inc. (The) (United States)*	21,000	5,505,150
		26,500,570
Specialty Retail — 2.7%
AutoZone, Inc. (United States)*	7,300	4,740,036
Tractor Supply Co. (United States)	44,800	3,329,088
		8,069,124
Trading Companies & Distributors — 3.2%
Fastenal Co. (United States)	76,750	4,085,403
Watsco, Inc. (United States)	30,000	5,520,600
		9,606,003
Total Common Stocks (Cost $174,716,272)		298,323,207

Short-Term Investments — 2.2%
U.S. Bank Money Market Deposit Account, 1.67% (United States)(a)	6,706,149	6,706,149
Total Short-Term Investments (Cost $6,706,149)		6,706,149

Total Investments (Cost $181,422,421) — 100.2%		305,029,356
Liabilities in Excess of Other Assets — (0.2%)		(628,333)
NET ASSETS — 100.0%
(Applicable to 12,015,944 shares outstanding)		$304,401,023

*	Non-income producing security.
(a)	Seven-day yield as of May 31, 2018.

The accompanying notes are an integral part of the portfolio of investments.

Motley Fool Emerging Markets Fund

Portfolio of Investments

May 31, 2018 (Unaudited)

	Number of
	Shares	Value
Common Stocks — 93.5%
Banks — 13.0%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	45,000	$1,198,350
Bank of Georgia Group PLC (United Kingdom)	30,000	745,840
Credicorp Ltd. (Peru)	7,500	1,660,650
HDFC Bank Ltd., ADR (India)	13,350	1,420,707
		5,025,547
Beverages — 1.5%
Coca-Cola Icecek AS (Turkey)	75,000	590,338
Capital Markets — 1.0%
Georgia Capital PLC (United Kingdom)*	30,000	400,877
Consumer Finance — 2.7%
Gentera SAB de CV (Mexico)	1,350,000	1,040,354
Diversified Telecommunication Services — 1.1%
Telkom SA SOC Ltd. (South Africa)	100,000	405,611
Food & Staples Retailing — 1.2%
CP ALL PCL, NVDR (Thailand)	190,000	478,874
Food Products — 2.0%
Nippon Indosari Corpindo Tbk PT (Indonesia)	10,022,700	786,236
Health Care Equipment & Supplies — 5.3%
Top Glove Corp. Bhd (Malaysia)	800,000	2,056,776
Health Care Providers & Services — 10.3%
Georgia Healthcare Group PLC (Georgia)*(a)	90,000	336,456
NMC Health PLC (United Arab Emirates)	50,000	2,337,234
Odontoprev SA (Brazil)	350,000	1,287,577
		3,961,267
Hotels, Restaurants & Leisure — 4.4%
Yum China Holdings, Inc. (China)	43,500	1,709,550
Internet & Direct Marketing Retail — 3.9%
Ctrip.com International Ltd., ADR (China)*	33,300	1,501,497
Internet Software & Services — 18.5%
Alibaba Group Holding Ltd., SP ADR (China)*	9,200	1,821,692
Baidu, Inc. SP, ADR (China)*	5,250	1,273,440
MercadoLibre, Inc. (Argentina)	5,500	1,599,565
Tencent Holdings Ltd. (China)	45,600	2,327,977
		7,022,674
Media — 1.1%
Multiplus SA (Brazil)	60,000	418,582
Multiline Retail — 3.7%
Mitra Adiperkasa Tbk PT (Indonesia)	2,342,000	1,420,080
Real Estate Management & Development — 0.7%
Lippo Karawaci Tbk PT (Indonesia)	10,000,000	271,132
Semiconductors & Semiconductor Equipment — 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR (Taiwain)	32,500	1,257,750
Software — 4.0%
Douzone Bizon Co., Ltd. (South Korea)	38,000	1,542,619
Transportation Infrastructure — 11.5%
DP World Ltd. (United Arab Emirates)	42,000	945,000
Grupo Aeroportuario del Pacifico SAB de CV, ADR (Mexico)	11,500	979,225
Grupo Aeroportuario del Sureste SAB de CV, ADR (Mexico)	6,400	1,022,528
International Container Terminal Services, Inc. (Philippines)	645,000	1,037,441
TAV Havalimanlari Holding AS (Turkey)	95,000	460,999
		4,445,193
Wireless Telecommunication Services — 4.3%
Safaricom Ltd. (Kenya)	4,000,000	1,112,197
Vodacom Group Ltd. (South Africa)	50,000	563,381
		1,675,578
Total Common Stocks (Cost $28,289,988)		36,010,535

Short-Term Investments — 6.4%
U.S. Bank Money Market Deposit Account, 1.67% (United States)(b)	2,466,680	2,466,680
Total Short-Term Investments (Cost $2,466,680)		2,466,680

Total Investments (Cost $30,756,668) — 99.9%		38,477,215

The accompanying notes are an integral part of the portfolio of investments.

Motley Fool Emerging Markets Fund

Portfolio of Investments (Continued)

May 31, 2018 (Unaudited)

Value
Other Assets in Excess of Liabilities — 0.1%	56,692
NET ASSETS — 100.0%
(Applicable to 2,724,165 shares outstanding)	$38,533,907

*	Non-income producing security.
ADR	American Depositary Receipt
NVDR	Non-Voting Depository Receipt
PLC	Public Limited Company
SP ADR	Sponsored ADR
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of May 31, 2018, the total market value of Rule 144A securities was $336,456 and represents 0.9% of net assets.
(b)	Seven-day yield as of May 31, 2018.

The accompanying notes are an integral part of the portfolio of investments.

Motley Fool Funds

Notes to Portfolio of Investments

May 31, 2018 (Unaudited)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Fair Value Measurements – The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2018, in valuing the Funds' investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Global Opportunities Fund
Common Stocks	$436,579,149	$363,290,227	$73,288,922	$-
Participatory Notes	3,216,634	3,216,634	-	-
Short-Term Investments	9,207,562	9,207,562	-	-
Total Investments*	$449,003,345	$375,714,423	$73,288,922	$-

Small-Mid Cap Growth Fund
Common Stocks	$298,323,207	$298,323,207	$-	$-
Short-Term Investments	6,706,149	6,706,149	-	-
Total Investments*	$305,029,356	$305,029,356	$-	$-

Emerging Markets Fund
Common Stocks	$36,010,535	$20,942,439	$15,068,096	$-
Short-Term Investments	2,466,680	2,466,680	-	-
Total Investments*	$38,477,215	$23,409,119	$15,068,096	$-

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting’s on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2018, the Global Opportunities Fund and the Emerging Markets Fund had significant transfers from Level 1 to Level 2 of $9,402,374 and $5,007,635 respectively, due to fair value pricing. The Small-Mid Cap Growth Fund did not have any transfers between Level 1 and Level 2.

Motley Fool 100 Index ETF

Portfolio of Investments

May 31, 2018 (Unaudited)

	Number of
	Shares	Value
Common Stocks — 99.6%
Air Freight & Logistics — 0.6%
FedEx Corp. (United States)	2,662	$663,157
Airlines — 0.5%
Delta Air Lines, Inc. (United States)	6,854	370,459
United Continental Holdings, Inc. (United States)*	2,724	189,563
		560,022
Automobiles — 0.9%
Ford Motor Co. (United States)	37,821	436,833
Tesla, Inc. (United States)*	1,952	555,793
		992,626
Beverages — 0.3%
Monster Beverage Corp. (United States)*	5,471	279,896
Biotechnology — 2.3%
Biogen, Inc. (United States)*	2,068	607,909
Celgene Corp. (United States)*	7,059	555,402
Gilead Sciences, Inc. (United States)	12,952	872,965
Vertex Pharmaceuticals, Inc. (United States)*	2,591	399,014
		2,435,290
Capital Markets — 1.9%
Charles Schwab Corp. (The) (United States)	13,660	759,769
CME Group, Inc. (United States)	3,278	533,986
Intercontinental Exchange, Inc. (United States)	5,631	399,182
Moody's Corp. (United States)	1,857	316,749
		2,009,686
Chemicals — 0.7%
Ecolab, Inc. (United States)	2,725	388,612
Sherwin-Williams Co. (The) (United States)	918	348,152
		736,764
Commercial Services & Supplies — 0.4%
Cintas Corp. (United States)	1,003	182,797
Republic Services, Inc. (United States)	3,196	215,506
		398,303
Communications Equipment — 2.3%
Arista Networks, Inc. (United States)*	810	203,764
Cisco Systems, Inc. (United States)	48,265	2,061,398
Palo Alto Networks, Inc. (United States)*	900	187,281
		2,452,443
Consumer Finance — 1.2%
American Express Co. (United States)	8,266	812,548
Discover Financial Services (United States)	3,562	263,089
Synchrony Financial (United States)	7,484	259,171
		1,334,808
Containers & Packaging — 0.1%
WestRock Co. (United States)	2,451	144,315
Diversified Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B (United States)*	24,166	4,628,514
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc. (United States)	40,077	1,910,471
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc. (United States)	8,561	232,602
Equity Real Estate Investment Trusts — 1.4%
American Tower Corp. (United States)	4,056	561,229
Crown Castle International Corp. (United States)	3,896	405,768
Equinix, Inc. (United States)	734	291,288
Welltower, Inc. (United States)	3,383	195,030
		1,453,315
Food & Staples Retailing — 1.4%
Costco Wholesale Corp. (United States)	4,118	816,352
CVS Health Corp. (United States)	10,118	641,380
		1,457,732
Health Care Equipment & Supplies — 1.8%
Align Technology, Inc. (United States)*	803	266,556

The accompanying notes are an integral part of the portfolio of investments.

Motley Fool 100 Index ETF

Portfolio of Investments (CONTINUED)

May 31, 2018 (Unaudited)

	Number of
	Shares	Value
Common Stocks — 99.6% (continued)
Health Care Equipment & Supplies — 1.8% (continued)
Baxter International, Inc. (United States)	5,316	376,585
Becton Dickinson and Co. (United States)	2,594	574,805
IDEXX Laboratories, Inc. (United States)*	875	182,184
Intuitive Surgical, Inc. (United States)*	1,132	520,346
		1,920,476
Health Care Providers & Services — 3.2%
Express Scripts Holding Co. (United States)*	5,669	429,767
HCA Healthcare, Inc. (United States)	3,455	356,349
McKesson Corp. (United States)	2,073	294,241
UnitedHealth Group, Inc. (United States)	9,727	2,349,168
		3,429,525
Health Care Technology — 0.2%
Cerner Corp. (United States)*	3,210	191,573
Hotels, Restaurants & Leisure — 1.2%
Marriott International, Inc., Class A (United States)	3,494	472,948
Starbucks Corp. (United States)	13,523	766,348
		1,239,296
Industrial Conglomerates — 1.4%
3M Co. (United States)	6,048	1,192,847
Roper Technologies, Inc. (United States)	984	271,377
		1,464,224
Insurance — 0.4%
Aflac, Inc. (United States)	7,497	337,815
Markel Corp. (United States)*	121	132,747
		470,562
Internet & Direct Marketing Retail — 10.1%
Amazon.com, Inc. (United States)*	4,963	8,087,804
Booking Holdings, Inc. (United States)*	471	993,301
Expedia, Inc. (United States)	1,505	182,150
Netflix, Inc. (United States)*	4,416	1,552,666
		10,815,921
Internet Software & Services — 14.2%
Alphabet, Inc., Class C (United States)*	7,220	7,833,628
Altaba, Inc. (United States)*	8,904	687,033
eBay, Inc. (United States)*	9,933	374,673
Facebook, Inc., Class A (United States)*	31,770	6,092,850
Twitter, Inc. (United States)*	8,673	300,953
		15,289,137
IT Services — 6.8%
Automatic Data Processing, Inc. (United States)	4,309	560,256
Cognizant Technology Solutions Corp., Class A (United States)	5,779	435,448
Global Payments, Inc. (United States)	1,563	173,743
Mastercard, Inc., Class A (United States)	10,360	1,969,643
PayPal Holdings, Inc. (United States)*	12,175	999,202
Square, Inc., Class A (United States)*	4,247	247,388
Visa, Inc., Class A (United States)	22,184	2,899,893
		7,285,573
Life Sciences Tools & Services — 0.6%
Illumina, Inc. (United States)*	1,462	398,307
IQVIA Holdings, Inc. (United States)*	2,062	203,994
		602,301
Machinery — 0.2%
Cummins, Inc. (United States)	1,551	220,847
Media — 3.5%
Comcast Corp., Class A (United States)	46,366	1,445,692
Omnicom Group, Inc. (United States)	2,173	156,630
Time Warner, Inc. (United States)	7,387	695,560
Walt Disney Co. (The) (United States)	14,549	1,447,189
		3,745,071
Metals & Mining — 0.2%
Nucor Corp. (United States)	3,305	212,148
Multi-Utilities — 0.4%
Dominion Energy, Inc. (United States)	6,290	403,755
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Partners LP (United States)	21,153	611,322
Kinder Morgan, Inc. (United States)	22,664	378,035
ONEOK, Inc. (United States)	3,952	269,368
Spectra Energy Partners LP (United States)	4,949	149,163
		1,407,888
Pharmaceuticals — 3.0%
Johnson & Johnson (United States)	26,420	3,160,360

The accompanying notes are an integral part of the portfolio of investments.

Motley Fool 100 Index ETF

Portfolio of Investments (CONTINUED)

May 31, 2018 (Unaudited)

	Number of
	Shares	Value
Common Stocks — 99.6% (continued)
Professional Services — 0.2%
Verisk Analytics, Inc. (United States)*	1,571	166,903
Semiconductors & Semiconductor Equipment — 3.9%
Intel Corp. (United States)	43,414	2,396,453
NVIDIA Corp. (United States)	6,176	1,557,525
Skyworks Solutions, Inc. (United States)	1,883	185,683
		4,139,661
Software — 13.3%
Activision Blizzard, Inc. (United States)	7,638	541,610
Adobe Systems, Inc. (United States)*	4,856	1,210,504
Electronic Arts, Inc. (United States)*	3,069	401,763
Intuit, Inc. (United States)	2,475	498,960
Microsoft Corp. (United States)	75,354	7,447,989
Oracle Corp. (United States)	44,608	2,084,086
Red Hat, Inc. (United States)*	1,730	280,986
Salesforce.com, Inc. (United States)*	7,478	967,130
VMware, Inc., Class A (United States)*	3,885	534,110
Workday, Inc., Class A (United States)*	2,150	281,564
		14,248,702
Specialty Retail — 3.1%
Home Depot, Inc. (The) (United States)	11,083	2,067,534
Lowe's Cos, Inc. (United States)	7,795	740,603
TJX Cos, Inc. (The) (United States)	5,910	533,791
		3,341,928
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc. (United States)	50,832	9,498,976
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B (United States)	15,188	1,090,498
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. (United States)*	8,428	469,440
Total Common Stocks (Cost $103,088,338)		106,504,709

Short-Term Investments — 0.3%
First American Treasury Obligations Fund Class X, 1.64% (United States)(a)	273,075	273,075
Total Short-Term Investments (Cost $273,075)		273,075

Total Investments (Cost $103,361,413) — 99.9%		106,777,784
Other Assets in Excess of Liabilities — 0.1%		79,499
NET ASSETS — 100.0%
(Applicable to 5,375,000 shares outstanding)		$106,857,283

*	Non-income producing security.
(a)	Seven-day yield as of May 31, 2018.

The accompanying notes are an integral part of the portfolio of investments.

Motley Fool 100 Index ETF

Notes to Portfolio of Investments

May 31, 2018 (Unaudited)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair Value Measurements – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2018, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$106,504,709	$106,504,709	$-	$-
Short-Term Investments	273,075	273,075	-	-
Total Investments*	$106,777,784	$106,777,784	$-	$-

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting’s on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

COMMON STOCKS - 2.1%	NUMBER OF SHARES	VALUE
Real Estate - 1.4%
Landmark Infrastructure Partners LP	212,661	$2,839,025
Summit Industrial Income REIT (c)	50,000	338,192
		3,177,217

Utilities - 0.7%
Pattern Energy Group, Inc.(d)	85,000	1,579,300

TOTAL COMMON STOCKS		4,756,517
(Cost $5,027,860)

REITS - 72.8%
Financials - 19.7%
AGNC Investment Corp. - Series C, 7.00% (3 Month LIBOR USD +5.11%) (b)(d)	65,651	1,693,139
Annaly Capital Management, Inc. - Series F, 6.95% (3 Month LIBOR USD +4.99%) (b)(d)	151,174	3,803,538
Annaly Capital Management, Inc. - Series G, 6.50% (3 Month LIBOR USD +4.17%) (b)	34,270	811,856
Arbor Realty Trust, Inc. (d)	404,930	3,871,131
ARMOUR Residential REIT, Inc. - Series B, 7.88%	98,120	2,448,977
Chimera Investment Corp. - Series A, 8.00% (d)	130,625	3,307,425
Chimera Investment Corp. - Series B, 8.00% (3 Month LIBOR USD +5.79%) (b)(d)	214,512	5,472,201
Exantas Capital Corp., 8.63% (3 Month LIBOR USD +5.93%) (b)(d)	190,912	4,915,984
Great Ajax Corp., 7.25%	24,350	604,798
Invesco Mortgage Capital, Inc. - Series C, 7.50% (3 Month LIBOR USD +5.29%) (b)(d)	143,016	3,523,914
New Residential Investment Corp.	50,000	894,000
New York Mortgage Trust, Inc. - Series D, 8.00% (3 Month LIBOR USD +5.70%) (b)	2,350	55,530
PennyMac Mortgage Investment Trust - Series A, 8.13% (3 Month LIBOR USD +5.83%) (b)(d)	88,379	2,232,454
PennyMac Mortgage Investment Trust - Series B, 8.00% (3 Month LIBOR USD +5.99%) (b)(d)	164,395	4,103,299
Sutherland Asset Management Corp., 7.00%	49,941	1,277,990
Two Harbors Investment Corp. - Series A, 8.13% (3 Month LIBOR USD +5.66%) (b)(d)	84,000	2,215,080
Two Harbors Investment Corp. - Series C, 7.25% (3 Month LIBOR USD +5.01%) (b)(d)	130,240	3,186,973
		44,418,289

Real Estate - 53.1%
Ashford Hospitality Trust, Inc. - Series D, 8.45% (d)	99,644	2,571,812
Ashford Hospitality Trust, Inc. - Series F, 7.38% (d)	176,356	4,131,139
Ashford Hospitality Trust, Inc. - Series H, 7.50%	180,000	4,271,400
Ashford Hospitality Trust, Inc. - Series I, 7.50% (d)	231,254	5,413,656
Bluerock Residential Growth REIT, Inc. (d)	110,464	980,920
Bluerock Residential Growth REIT, Inc. - Series C, 7.63% (d)	161,553	3,882,119
Bluerock Residential Growth REIT, Inc. - Series D, 7.13% (d)	77,899	1,710,039
CBL & Associates Properties, Inc. - Series D, 7.38% (d)	320,972	5,889,836
City Office REIT, Inc. (d)	206,225	2,557,190
City Office REIT, Inc. - Series A, 6.63%	54,767	1,298,526
Colony NorthStar, Inc. - Series B, 8.25%	60,852	1,532,862
Colony NorthStar, Inc. - Series D, 8.50% (d)	96,952	2,437,373
Colony NorthStar, Inc. - Series E, 8.75% (d)	433,587	11,156,194
Colony NorthStar, Inc. - Series G, 7.50%	77,495	1,807,958
Colony NorthStar, Inc. - Series H, 7.13% (d)	380,309	8,735,698
Colony NorthStar, Inc. - Series I, 7.15% (d)	247,000	5,668,650
Colony NorthStar, Inc. - Series J, 7.13%	223,254	5,132,610
Global Medical REIT, Inc. - Series A, 7.50% (d)	101,381	2,513,235
Global Net Lease, Inc. - Series A, 7.25% (d)	106,352	2,617,323
Independence Realty Trust, Inc. (d)	193,719	1,879,074

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

COMMON STOCKS - 2.1% (continued)	NUMBER OF SHARES	VALUE
Real Estate - 53.1% (continued)
iStar, Inc. - Series D, 8.00% (d)	182,736	4,568,400
iStar, Inc. - Series I, 7.50% (d)	197,585	4,850,712
Jernigan Capital, Inc. - Series B, 7.00% (d)	191,400	4,333,296
Lexington Realty Trust	281,068	2,425,617
Macerich Co. (The)	50,000	2,781,500
QTS Realty Trust, Inc. - Series A, 7.13%	80,000	2,003,200
RAIT Financial Trust, 7.13%	13,225	284,007
RAIT Financial Trust, 7.63% (d)	25,984	424,838
RLJ Lodging Trust - Series A, 1.95% (d)	432,368	11,059,973
Sabra Health Care REIT, Inc.	108,996	2,259,487
Seritage Growth Properties - Series A, 7.00% (d)	71,800	1,698,070
UMH Properties, Inc. - Series C, 6.75%	68,500	1,737,845
UMH Properties, Inc. - Series D, 6.38% (d)	80,665	1,873,848
Uniti Group, Inc. (d)	70,958	1,487,989
Washington Prime Group, Inc. - Series H, 7.50% (d)	82,420	1,855,274
WPT Industrial Real Estate Investment Trust (c)	12,300	172,815
		120,004,485

TOTAL REITS		164,422,774
(Cost $158,714,955)

CONVERTIBLE PREFERRED STOCKS - 5.8%
Real Estate - 5.8%
CorEnergy Infrastructure Trust, Inc. - Series A, 7.38%	212,948	5,289,628
Wheeler Real Estate Investment Trust, Inc. - Series B, 9.00% (d)	176,631	2,755,444
Wheeler Real Estate Investment Trust, Inc. - Series D, 8.75% (d)	284,182	5,068,386
		13,113,458

TOTAL CONVERTIBLE PREFERRED STOCKS		13,113,458
(Cost $15,753,498)

PREFERRED STOCKS - 33.9%
Energy - 7.4%
DCP Midstream LP - Series B, 7.88% (3 Month LIBOR USD +4.92%) (a) (b)	95,000	2,366,450
Energy Transfer Partners LP - Series C, 7.38% (3 Month LIBOR USD +4.53%) (a)(b)	105,000	2,633,400
GasLog Partners LP - Series A, 8.63% (3 Month LIBOR USD +6.31%) (b)(c)(d)	43,500	1,148,400
GasLog Partners LP - Series B, 8.20% (3 Month LIBOR USD +5.84%) (b)(c)(d)	48,500	1,264,880
NGL Energy Partners LP - Series B, 9.00% (3 Month LIBOR USD +7.21%) (b)	74,000	1,777,406
NuStar Energy LP - Series A, 8.50% (3 Month LIBOR USD +6.77%) (b)(d)	60,000	1,387,200
NuStar Energy LP - Series B, 7.63% (3 Month LIBOR USD +5.64%) (b)(d)	25,000	538,750
NuStar Energy LP - Series C, 9.00% (3 Month LIBOR USD +6.88%) (b)(d)	50,000	1,169,500
Teekay LNG Partners LP - Series B, 8.50% (3 Month LIBOR USD +6.24%) (b)(c)(d)	107,500	2,525,175
Tsakos Energy Navigation Ltd. - Series D, 8.75% (c)	19,150	473,963
Tsakos Energy Navigation Ltd. - Series E, 9.25% (3 Month LIBOR USD +6.88%) (b)(c)	52,600	1,320,260
		16,605,384

Financials - 15.8%
AG Mortgage Investment Trust, Inc. - Series A, 8.25%	11,000	280,060
AG Mortgage Investment Trust, Inc. - Series B, 8.00%	40,819	1,038,844
AGNC Investment Corp. - Series B, 7.75% (d)	119,083	3,081,868
Annaly Capital Management, Inc. - Series C, 7.63%	12,425	314,974
Annaly Capital Management, Inc. - Series D, 7.50% (d)	34,984	880,197
Apollo Commercial Real Estate Finance, Inc. - Series C, 8.00% (d)	344,586	8,786,943
Arbor Realty Trust, Inc. - Series A, 8.25%	46,261	1,189,833
Arbor Realty Trust, Inc. - Series B, 7.75%	18,323	462,931
Arbor Realty Trust, Inc. - Series C, 8.50% (d)	78,873	2,044,782
Capstead Mortgage Corp. - Series E, 7.50%	50,393	1,265,368
Compass Diversified Holdings - Series A, 7.25%	37,400	808,214
Cowen, Inc., 7.35% (d)	65,000	1,640,600
CYS Investments, Inc. - Series B, 7.50% (d)	89,017	2,188,038
GMAC Capital Trust I - Series 2, 8.13% (3 Month LIBOR USD +5.79%) (b)	67,500	1,762,425
Invesco Mortgage Capital, Inc. - Series A, 7.75% (d)	80,553	2,030,741
Invesco Mortgage Capital, Inc. - Series B, 7.75% (3 Month LIBOR USD +5.18%) (b)(d)	165,097	4,257,852
MFA Financial, Inc. - Series B, 7.50% (d)	62,681	1,598,365
National General Holdings Corp., 7.63%	27,133	683,480
Oaktree Capital Group LLC - Series A, 6.63% (a)	55,000	1,368,400
		35,683,915

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

PREFERRED STOCKS - 33.9% (continued)	NUMBER OF SHARES	VALUE
Industrials - 0.5%
Seaspan Corp. - Series H, 7.88% (c)	46,500	1,136,460

Real Estate - 10.2%
Ashford Hospitality Trust, Inc. - Series G , 7.38% (d)	236,514	5,542,706
Bluerock Residential Growth REIT, Inc. - Series A, 8.25% (d)	201,020	5,103,898
Hersha Hospitality Trust - Series D, 6.50% (d)	159,249	3,662,727
iStar, Inc. - Series G, 7.65%	60,046	1,483,136
Landmark Infrastructure Partners LP - Series B, 7.90% (d)	76,800	1,824,000
STAG Industrial, Inc. - Series C, 6.88% (d)	10,700	272,636
Summit Hotel Properties, Inc. - Series D, 6.45%	24,143	590,779
UMH Properties, Inc. - Series B, 8.00% (d)	33,751	888,326
VEREIT, Inc. - Series F, 6.70% (d)	142,960	3,616,888
		22,985,096

TOTAL PREFERRED STOCKS		76,410,855
(Cost $73,340,629)

	PRINCIPAL AMOUNT
MORTGAGE-BACKED SECURITIES - 1.0%
COMM 2014-UBS4 Mortgage Trust Series 2014-UBS4, 4.69%, 08/12/2047 (a)(b)	$2,500,000	2,193,472

TOTAL MORTGAGE-BACKED SECURITIES		2,193,472
(Cost $2,164,906)

CONVERTIBLE BONDS - 1.6%
Financials - 1.6%
Western Asset Mortgage Capital Corp. 6.75%, 10/01/2022 (a)(d)	3,500,000	3,551,279

TOTAL CONVERTIBLE BONDS		3,551,279
(Cost $3,500,000)

CORPORATE BONDS - 0.8%
Financials - 0.4%
Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC, 7.13%, 12/15/2024 (a)(f)	1,000,000	937,200

Real Estate - 0.4%
CBL & Associates Properties, Inc. 5.25%, 12/01/2023 (a)	1,000,000	854,624

TOTAL CORPORATE BONDS		1,791,824
(Cost $1,838,474)

EXCHANGE TRADED FUNDS - 0.9%
Direxion Daily 20+ Year Treasury Bear 3x Shares (a)	105,087	2,044,993

TOTAL EXCHANGE TRADED FUNDS		2,044,993
(Cost $2,156,356)

PURCHASED OPTIONS - 0.1%	CONTRACTS
Put Options - 0.1%
iShares US Preferred Stock ETF (a)
Expiration: June 2018, Exercise Price: $37.00	635	7,937
Vanguard Index FDS Real Estate ETF (a)
Expiration: July 2018, Exercise Price: $79.00	1,350	236,250
		244,187

TOTAL PURCHASED OPTIONS		244,187
(Cost $236,490)

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

SHORT-TERM INVESTMENTS - 2.6%	NUMBER OF SHARES	VALUE
STIT-Treasury Obligations Portfolio, 1.65% (e)	5,872,902	$5,872,902

TOTAL SHORT-TERM INVESTMENTS		5,872,902
(Cost $5,872,902)

TOTAL INVESTMENTS
(Cost $268,606,070) - 121.6%		274,402,261
Liabilities in Excess of Other Assets - (21.6%)		(48,693,867)

TOTAL NET ASSETS - 100.0%		$225,708,394

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	Variable rate security. The rate shown represents the rate at May 31, 2018.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	All or a portion of the security has been segregated for open short positions.
(e)	Seven-day yield as of May 31, 2018.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of May 31, 2018, the total market value of Rule 144A securities was $937,200 and represents 0.4% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF SECURITIES SOLD SHORT

MAY 31, 2018 (UNAUDITED)

COMMON STOCKS - (0.1%)	NUMBER OF SHARES	VALUE
Consumer Discretionary - (0.1%)
TravelCenters Of America LLC (a)	(26,148)	$(84,981)
Telecommunication Services - (0.0%)
Windstream Holdings, Inc.	(12,463)	(68,671)

TOTAL COMMON STOCKS		(153,652)
(Proceeds $251,351)

REITS - (1.8%)
Real Estate - (1.8%)
Jernigan Capital, Inc.	(67,324)	(1,329,649)
Seritage Growth Properties	(41,118)	(1,712,976)
Washington Prime Group, Inc.	(147,611)	(1,073,132)
		(4,115,757)

TOTAL REITS		(4,115,757)
(Proceeds $3,709,132)

TOTAL SECURITIES SOLD SHORT		$(4,269,409)
(Proceeds $3,960,483) - (1.9%)

Percentages are stated as a percent of net assets.

Portfolio holdings are subject to change at any time.

(a)	Non-income producing.

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF OPTIONS WRITTEN

MAY 31, 2018 (UNAUDITED)

	COUNTERPARTY	CONTRACTS	NOTIONAL COST	VALUE
PUT OPTIONS
Vanguard Index FDS Real Estate ETF
Expiration: July 2018, Exercise Price: $75.00	N/A	(600)	$(4,733,400)	$(27,000)
Expiration: July 2018, Exercise Price: $76.00	N/A	(300)	(2,366,700)	(20,250)
TOTAL PUT OPTIONS				(47,250)

TOTAL OPTIONS WRITTEN				$(47,250)
(Premiums received $37,425)

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.
•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ORINDA INCOME OPPORTUNITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Common Stocks
Real Estate	$3,177,217	$3,177,217	$-	$-
Utilities	1,579,300	1,579,300	-	-
Total Common Stocks	4,756,517	4,756,517	-	-
REITs
Financials	44,418,289	43,813,491	604,798	-
Real Estate	120,004,485	115,589,339	4,415,146	-
Total REITs	164,422,774	159,402,830	5,019,944	-
Convertible Preferred Stocks
Real Estate	13,113,458	8,045,072	5,068,386	-
Total Convertible Preferred Stocks	13,113,458	8,045,072	5,068,386	-
Preferred Stocks
Energy	16,605,384	16,605,384	-	-
Financials	35,683,915	31,986,369	3,697,546	-
Industrials	1,136,460	1,136,460	-	-
Real Estate	22,985,096	17,442,390	5,542,706	-
Total Preferred Stocks	76,410,855	67,170,603	9,240,252	-
Mortgage-Backed Securities	2,193,472	-	2,193,472	-
Convertible Bonds
Financials	3,551,279	-	3,551,279	-
Total Convertible Bonds	3,551,279	-	3,551,279	-
Corporate Bonds
Financials	937,200	-	937,200	-
Real Estate	854,624	-	854,624	-
Total Corporate Bonds	1,791,824	-	1,791,824	-
Exchanged Traded Funds	2,044,993	2,044,993	-	-
Purchased Options
Put Options	244,187	236,250	7,937	-
Total Purchased Options	244,187	236,250	7,937	-
Short-Term Investments	5,872,902	5,872,902	-	-
Total Investments in Securities	$274,402,261	$247,529,167	$26,873,094	$-
Total Assets	$274,402,261	$247,529,167	$26,873,094	$-
Liabilities
Securities Sold Short	$4,269,409	$4,269,409	$-	$-
Written Options	47,250	27,000	20,250	-
Total Liabilities	$4,316,659	$4,296,409	$20,250	$-

*	Please refer to the Schedule of Investments for further details.

ORINDA INCOME OPPORTUNITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy.

Transfers between levels are recognized at the end of the reporting period. The Fund transferred $2,080,594 from Level 2 to Level 1 at May 31, 2018 because these securities were now being priced at the official market close. The Fund transferred $16,216,071 from Level 1 to Level 2 at May 31, 2018 because these securities were priced at the mean of the last bid and ask prices prior to the market close.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

May 31, 2018 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 96.5%
Auto Parts & Equipment — 3.7%
Adient PLC	32,702	$1,741,055
Banks — 7.4%
Dundee Corp., Class A*	2,233	3,126
HomeStreet, Inc.*	82,350	2,206,980
KeyCorp	28,861	561,062
MidWestOne Financial Group, Inc.	1,570	52,328
OFG Bancorp	43,227	609,500
		3,432,996
Building Materials — 0.1%
Builders FirstSource, Inc.*	1,501	29,390
Chemicals — 1.2%
Venator Materials PLC*	32,323	569,531
Commercial Services — 4.4%
Herc Holdings, Inc.*	31,777	1,736,613
Hudson Global, Inc.*	197,902	322,580
		2,059,193
Insurance — 8.1%
Assured Guaranty Ltd.	59,698	2,118,682
Brighthouse Financial, Inc.*	26,337	1,240,736
Enstar Group Ltd*	2,073	421,337
		3,780,755

Machinery - Diversified — 3.8%
Intevac, Inc.*	380,889	1,790,178
		1,790,178

Manufacturing — 1.6%
Arconic, Inc.	900	15,885
Intrepid Potash, Inc.*	10,000	44,800
Manitowoc Company, Inc., (The)*	27,838	681,753
		742,438
Mining — 0.1%
Cameco Corp.	5,612	57,972
Oil & Gas — 30.3%
Chesapeake Energy Corp.*(a)	1,462,288	6,536,427
Halcon Resources Corp.*	95,475	462,099
MRC Global, Inc.*	18,970	391,731
NOW, Inc.*(a)	107,722	1,514,571
Oasis Petroleum, Inc.*	29,525	384,711
QEP Resources, Inc.*	176,036	2,128,275
Range Resources Corp.	9,882	156,531
Whiting Petroleum Corp.*	48,267	2,530,156
		14,104,501

Oil & Gas Services — 9.2%
Weatherford International PLC*(a)	1,244,253	4,218,018
Willbros Group, Inc.*	86,400	51,235
		4,269,253
Pharmaceuticals — 3.8%
Mallinckrodt PLC*(a)	104,887	1,767,346
Real Estate Investment Trust — 6.3%
Alexander & Baldwin, Inc.	35,562	757,827
Boardwalk Real Estate Investment Trust(a)	48,991	1,795,275
Forest City Realty Trust, Inc., Class A	18,969	386,399
		2,939,501

The accompanying notes are an integral part of the portfolio of investments.

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

May 31, 2018 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 96.5% (continued)
Retail — 2.0%
Tuesday Morning Corp.*(a)	355,727	942,677
Savings & Loans — 0.1%
Flagstar Bancorp, Inc.*	1,600	55,664
Semiconductors — 1.8%
Veeco Instruments, Inc.*	47,885	816,439
Telecommunications — 7.9%
Aviat Networks, Inc.*	183,442	3,217,567
UTStarcom Holdings Corp.*	97,160	443,049
		3,660,616
Transportation — 4.7%
Aegean Marine Petroleum Network, Inc.(a)	185,118	573,866
Ardmore Shipping Corp.*	82,543	668,598
Scorpio Tankers, Inc.(a)	244,775	709,847
Stolt-Nielsen Ltd.	15,875	227,965
		2,180,276
TOTAL COMMON STOCKS
(Cost $42,864,118)		44,939,781

SECURITIES LENDING COLLATERAL — 34.7%
Mount Vernon Liquid Assets Portfolio, LLC, 2.02%	16,157,823	16,157,823
TOTAL SECURITIES LENDING COLLATERAL
(Cost $16,157,823)		16,157,823

SHORT-TERM INVESTMENTS — 3.8%
STIT-Treasury Obligations Portfolio, 1.65%(b)	1,778,248	1,778,248
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,778,248)		1,778,248
TOTAL INVESTMENTS — 135.0%
(Cost $60,800,189)		62,875,852
LIABILITIES IN EXCESS OF OTHER ASSETS — (35.0)%		(16,314,734)
NET ASSETS — 100.0%		$46,561,118

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At May 31, 2018, the market value of securities on loan was $15,152,095.
(b)	Seven-day yield as of May 31, 2018.

PLC Public Limited Company

The accompanying notes are an integral part of the portfolio of investments.

THE SCHNEIDER FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2018 (UNAUDITED)

PORTFOLIO VALUATION - The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectus). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the "Board"). Relying on prices supplied by by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	Prices are determined using quoted prices in active markets for identical securities.
• Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value the Fund's investments as of May 31, 2018 is as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks*	$44,939,781	$44,939,781	$-	$-
Securities Lending Collateral	16,157,823	16,157,823	-	-
Short-Term Investments	1,778,248	1,778,248	-	-
Total	$62,875,852	$62,875,852	$-	$-

*	Please refer to the Portfolio of Investments for further details.

THE SCHNEIDER FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

May 31, 2018 (UNAUDITED)

At the end of each period, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense — 0.4%
Lockheed Martin Corp.	5,000	$1,572,700
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	9,600	835,200
Banks — 0.7%
BB&T Corp.	14,300	750,750
Citigroup, Inc.	16,800	1,120,392
Regions Financial Corp.	41,000	747,840
		2,618,982
Beverages — 2.1%
PepsiCo, Inc.	79,700	7,989,925
Biotechnology — 1.1%
AbbVie, Inc.	32,300	3,195,762
Biogen, Inc.*	3,600	1,058,256
		4,254,018
Capital Markets — 6.3%
Moody's Corp.	23,900	4,076,623
Northern Trust Corp.	26,200	2,686,024
S&P Global, Inc.	72,100	14,239,750
T Rowe Price Group, Inc.	27,000	3,278,340
		24,280,737
Chemicals — 2.4%
Air Products & Chemicals, Inc.	12,200	1,969,202
Ecolab, Inc.	33,800	4,820,218
International Flavors & Fragrances, Inc.	14,000	1,709,820
PPG Industries, Inc.	7,500	756,900
		9,256,140
Commercial Services & Supplies — 0.7%
Republic Services, Inc.	28,900	1,948,727
Waste Management, Inc.	9,100	752,661
		2,701,388
Communications Equipment — 2.9%
Cisco Systems, Inc.	117,200	5,005,612
F5 Networks, Inc.*	35,100	6,076,161
		11,081,773
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B*	14,800	2,834,644
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	184,600	5,966,272
Verizon Communications, Inc.	15,800	753,186
		6,719,458
Electric Utilities — 1.6%
Edison International	32,800	2,038,848
Pinnacle West Capital Corp.	9,500	756,295
Xcel Energy, Inc.	72,300	3,291,096
		6,086,239
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	29,900	812,383
TE Connectivity Ltd., (Switzerland)	8,600	800,488
		1,612,871

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 99.1% (continued)
Food & Staples Retailing — 6.0%
Costco Wholesale Corp.	15,300	3,033,072
Sysco Corp.	108,800	7,075,264
Wal-Mart Stores, Inc.	157,900	13,033,066
		23,141,402
Food Products — 1.0%
Hershey Co., (The)	30,200	2,719,208
Ingredion, Inc.	10,100	1,125,039
		3,844,247
Health Care Equipment & Supplies — 4.0%
Baxter International, Inc.	70,000	4,958,800
Edwards Lifesciences Corp.*	14,900	2,045,919
IDEXX Laboratories, Inc.*	16,200	3,373,002
Intuitive Surgical, Inc.*	11,300	5,194,271
		15,571,992
Health Care Providers & Services — 2.6%
Humana, Inc.	2,600	756,548
Quest Diagnostics, Inc.	29,100	3,100,023
UnitedHealth Group, Inc.	25,500	6,158,505
		10,015,076
Hotels, Restaurants & Leisure — 0.6%
Starbucks Corp.	41,800	2,368,806
Household Durables — 0.2%
Garmin Ltd., (Switzerland)	13,000	781,170
Household Products — 1.5%
Colgate-Palmolive Co.	46,600	2,939,994
Procter & Gamble Co., (The)	40,200	2,941,434
		5,881,428
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	80,000	1,020,000
Industrial Conglomerates — 1.3%
Roper Technologies, Inc.	18,400	5,074,536
Insurance — 3.0%
Allstate Corp., (The)	8,100	757,188
American International Group, Inc.	55,800	2,945,682
Aon PLC	8,100	1,132,947
Assurant, Inc.	8,700	812,145
Marsh & McLennan Cos, Inc.	49,900	4,010,463
Progressive Corp., (The)	32,000	1,986,880
		11,645,305
Internet Software & Services — 2.2%
Alphabet, Inc., Class A*	7,600	8,360,000
IT Services — 6.0%
Accenture PLC, Class A, (Ireland)	20,200	3,145,948
Cognizant Technology Solutions Corp.	76,200	5,741,670
Fidelity National Information Services, Inc.	59,300	6,061,646
Fiserv, Inc.*	21,800	1,582,680
Mastercard, Inc., Class A	20,800	3,954,496
Paychex, Inc.	30,100	1,973,958
Total System Services, Inc.	9,500	809,305
		23,269,703
Life Sciences Tools & Services — 3.4%
Agilent Technologies, Inc.	97,500	6,037,200
Bio-Techne Corp.	34,800	5,231,136
Mettler-Toledo International, Inc.*	3,500	1,927,590
		13,195,926
Machinery — 0.4%
Snap-on, Inc.	9,700	1,433,854

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 99.1% (continued)
Media — 1.8%
Madison Square Garden Co., Class A, (The)*	24,000	6,288,960
Walt Disney Co., (The)	7,600	755,972
		7,044,932
Metals & Mining — 0.3%
Nucor Corp.	19,100	1,226,029
Multiline Retail — 0.5%
Dollar General Corp.	8,200	717,336
Kohl's Corp.	19,700	1,314,975
		2,032,311
Multi-Utilities — 0.6%
Consolidated Edison, Inc.	9,600	736,608
Public Service Enterprise Group, Inc.	14,600	773,508
Sempra Energy	6,800	724,404
		2,234,520
Oil, Gas & Consumable Fuels — 6.7%
EOG Resources, Inc.	6,900	812,889
Exxon Mobil Corp.	50,900	4,135,116
HollyFrontier Corp.	32,500	2,508,350
Occidental Petroleum Corp.	9,800	825,160
Phillips 66	50,600	5,894,394
Valero Energy Corp.	95,900	11,623,080
		25,798,989
Personal Products — 1.1%
Estee Lauder Cos, Inc., Class A, (The)	28,900	4,318,816
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	15,500	815,610
Eli Lilly & Co.	86,800	7,381,472
Johnson & Johnson	47,600	5,693,912
Zoetis, Inc.	63,500	5,314,950
		19,205,944
Professional Services — 3.9%
Equifax, Inc.	26,200	2,985,752
Robert Half International, Inc.	188,900	12,029,152
		15,014,904
Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	9,400	1,300,678
Duke Realty Corp.	139,400	3,919,928
Iron Mountain, Inc.	113,500	3,778,415
Public Storage	5,200	1,101,568
UDR, Inc.	20,800	758,576
		10,859,165
Semiconductors & Semiconductor Equipment — 0.5%
Texas Instruments, Inc.	16,800	1,880,088
Software — 10.4%
Adobe Systems, Inc.*	3,500	872,480
Cadence Design Systems, Inc.*	19,800	840,510
Citrix Systems, Inc.*	74,200	7,837,004
Intuit, Inc.	73,000	14,716,800
Microsoft Corp.	31,300	3,093,692
Salesforce.com, Inc.*	6,400	827,712
Synopsys, Inc.*	68,100	5,997,567
Ultimate Software Group, Inc., (The)*	23,600	6,186,740
		40,372,505

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 99.1% (continued)
Specialty Retail — 5.3%
Best Buy Co., Inc.	37,500	2,559,375
Home Depot, Inc., (The)	23,300	4,346,615
Lowe's Cos, Inc.	9,600	912,096
Ross Stores, Inc.	9,800	773,024
Tiffany & Co.	19,300	2,524,054
TJX Cos, Inc., (The)	103,400	9,339,088
		20,454,252
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	21,800	4,073,766
HP, Inc.	35,600	784,268
		4,858,034
Textiles, Apparel & Luxury Goods — 4.7%
Lululemon Athletica, Inc.*	23,400	2,458,170
Michael Kors Holdings Ltd.*	43,300	2,484,987
Ralph Lauren Corp., Class A	36,200	4,871,796
Tapestry, Inc.	84,000	3,672,480
VF Corp.	51,500	4,179,740
		17,667,173
Trading Companies & Distributors — 0.2%
Fastenal Co.	16,100	857,003
Water Utilities — 0.2%
American Water Works Co, Inc.	11,000	914,540
TOTAL COMMON STOCKS
(Cost $355,255,352)		382,186,725
SHORT-TERM INVESTMENTS - 0.8%
Fidelity Investments Money Market Funds - Government Portfolio, 1.64% (a)	3,202,199	3,202,199
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,202,199)		3,202,199
TOTAL INVESTMENTS - 99.9%
(Cost $358,457,551)		385,388,924
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		380,152
NET ASSETS - 100.0%		$385,769,076

*	Non-income producing security.
(a)	Seven-day yield as of May 31, 2018.

PLC Public Limited Company

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 97.8%
Air Freight & Logistics — 1.0%
Forward Air Corp.	4,700	$278,804
Airlines — 1.0%
Hawaiian Holdings, Inc.	7,100	262,700
Auto Components — 3.0%
Dorman Products, Inc.*	4,000	258,080
Fox Factory Holding Corp.*	7,300	290,175
LCI Industries	2,800	245,560
		793,815
Banks — 9.9%
Bryn Mawr Bank Corp.	5,600	262,920
Carolina Financial Corp.	6,400	280,128
CenterState Bank Corp.	8,300	255,225
FCB Financial Holdings, Inc.*	4,400	268,180
First Bancshares, Inc., (The)	7,700	264,495
Great Southern Bancorp, Inc.	4,500	258,750
Heritage Commerce Corp.	14,200	242,252
National Commerce Corp.*	5,800	267,090
Preferred Bank	4,100	261,170
QCR Holdings, Inc.	5,500	264,275
		2,624,485
Beverages — 1.0%
MGP Ingredients, Inc.	2,900	256,795
Biotechnology — 3.2%
BioSpecifics Technologies Corp.*	6,100	263,886
Emergent BioSolutions, Inc.*	5,300	273,268
Ligand Pharmaceuticals, Inc.*	1,700	326,791
		863,945
Building Products — 2.1%
PGT Innovations, Inc.*	13,800	285,660
Trex Co, Inc.*	2,400	282,792
		568,452
Capital Markets — 1.0%
Evercore, Inc., Class A	2,500	261,000
Chemicals — 2.9%
Ingevity Corp.*	3,300	251,262
Quaker Chemical Corp.	1,800	275,130
Sensient Technologies Corp.	3,800	255,550
		781,942
Commercial Services & Supplies — 2.9%
InnerWorkings, Inc.*	26,800	235,572
SP Plus Corp.*	7,000	252,000
UniFirst Corp.	1,600	284,160
		771,732
Communications Equipment — 3.0%
InterDigital, Inc.	3,300	260,205
Ituran Location and Control Ltd., (Israel)	8,100	267,300
Quantenna Communications, Inc.*	16,600	265,600
		793,105

The accompanying notes are an integral part of the portfolio of investments

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 97.8% (continued)
Construction & Engineering — 1.1%
Comfort Systems USA, Inc.	6,100	285,785
Diversified Consumer Services — 0.9%
Tarena International, Inc., Class A, ADR	24,500	235,445
Electric Utilities — 2.0%
El Paso Electric Co.	4,700	275,420
PNM Resources, Inc.	6,400	255,680
		531,100
Electronic Equipment, Instruments & Components — 2.1%
ePlus, Inc.*	3,010	273,759
Orbotech Ltd., (Israel)*	4,300	275,372
		549,131
Energy Equipment & Services — 1.1%
Cactus, Inc., Class A*	8,700	293,364
Food & Staples Retailing — 1.0%
PriceSmart, Inc.	3,000	253,950
Food Products — 2.0%
J&J Snack Foods Corp.	1,900	269,078
Lancaster Colony Corp.	2,000	252,200
		521,278
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	3,300	263,505
Health Care Equipment & Supplies — 6.7%
CONMED Corp.	3,900	267,735
Cutera, Inc.*	4,800	201,600
Inogen, Inc.*	1,500	274,035
LeMaitre Vascular, Inc.	7,460	254,237
Neogen Corp.*	3,500	264,985
NuVasive, Inc.*	5,200	266,552
Orthofix International*	4,700	256,855
		1,785,999
Health Care Providers & Services — 4.3%
Amedisys, Inc.*	4,000	305,400
Ensign Group, Inc., (The)	7,600	278,236
HealthEquity, Inc.*	3,700	274,947
LHC Group, Inc.*	3,700	284,789
		1,143,372
Hotels, Restaurants & Leisure — 1.8%
Jack in the Box, Inc.	2,900	233,943
Ruth's Hospitality Group, Inc.	8,900	236,295
		470,238
Household Durables — 0.9%
Helen of Troy Ltd., (Bermuda)*	2,800	251,440
Independent Power and Renewable Electricity Producers — 0.9%
Ormat Technologies, Inc.	4,400	228,008
Internet & Direct Marketing Retail — 0.8%
Despegar.com Corp.*	8,900	207,281
Internet Software & Services — 8.2%
Alarm.com Holdings, Inc.*	6,300	279,909
Appfolio, Inc., Class A*	4,700	278,240
Five9, Inc.*	7,900	275,631
Mimecast Ltd.*	6,300	280,791
SPS Commerce, Inc.*	3,700	275,391
Wix.com Ltd.*	3,000	260,850
XO Group, Inc.*	9,100	295,386
Yelp, Inc.*	5,500	235,675
		2,181,873

The accompanying notes are an integral part of the portfolio of investments

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 97.8% (continued)
IT Services — 2.0%
CoreLogic, Inc.*	5,100	267,393
WNS Holdings Ltd., (India) ADR*	5,400	276,156
		543,549
Leisure Products — 3.0%
Callaway Golf Co.	14,500	274,630
MCBC Holdings, Inc.*	9,799	288,973
Nautilus, Inc.*	16,400	245,180
		808,783
Machinery — 0.9%
Meritor, Inc.*	12,200	253,150
Media — 2.4%
Scholastic Corp.	6,200	278,938
World Wrestling Entertainment, Inc., Class A	6,200	358,918
		637,856
Multi-Utilities — 0.9%
Unitil Corp.	5,198	250,907
Oil, Gas & Consumable Fuels — 1.1%
Delek US Holdings, Inc.	5,200	290,056
Paper & Forest Products — 1.0%
Boise Cascade Co.	5,800	276,660
Pharmaceuticals — 1.0%
Phibro Animal Health Corp., Class A	6,100	275,720
Professional Services — 4.9%
Forrester Research, Inc.	6,200	261,950
GP Strategies Corp.*	12,200	234,850
ICF International, Inc.	4,000	282,600
Korn/Ferry International	4,700	256,996
Willdan Group, Inc.*	9,700	276,450
		1,312,846
Real Estate Investment Trusts — 1.9%
Cherry Hill Mortgage Investment Corp.	14,000	251,720
First Industrial Realty Trust, Inc.	7,900	260,147
		511,867
Real Estate Management & Development — 1.9%
Marcus & Millichap, Inc.*	7,200	269,712
RMR Group Inc., Class A, (The)	3,100	234,360
		504,072
Semiconductors & Semiconductor Equipment — 1.9%
Advanced Energy Industries, Inc.*	4,100	268,673
Rambus, Inc.*	17,300	232,858
		501,531
Software — 2.9%
Imperva, Inc.*	5,400	261,900
Manhattan Associates, Inc.*	5,800	252,416
MicroStrategy, Inc., Class A*	2,000	259,140
		773,456
Specialty Retail — 1.0%
Michaels Cos, Inc., (The)*	13,900	255,204
Textiles, Apparel & Luxury Goods — 2.1%
Oxford Industries, Inc.	3,300	272,316
Steven Madden Ltd.	5,400	285,390
		557,706
Trading Companies & Distributors — 3.1%
Applied Industrial Technologies, Inc.	3,900	272,025
BMC Stock Holdings, Inc.*	14,100	286,935
Foundation Building Materials, Inc.*	18,000	276,300
		835,260

The accompanying notes are an integral part of the portfolio of investments

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 97.8% (continued)
TOTAL COMMON STOCKS
(Cost $23,806,176)		26,047,167
SHORT-TERM INVESTMENTS - 2.1%
Fidelity Investments Money Market Funds - Government Portfolio, 1.64% (a)	554,969	554,970
TOTAL SHORT-TERM INVESTMENTS
(Cost $554,970)		554,970
TOTAL INVESTMENTS - 99.9%
(Cost $24,361,146)		26,602,137
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		41,035
NET ASSETS - 100.0%		$26,643,172

*	Non-income producing security.
(a)	Seven-day yield as of May 31, 2018.

ADR American Depository Recipt

The accompanying notes are an integral part of the portfolio of investments

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense — 6.1%
General Dynamics Corp.	1,950	$393,335
Raytheon Co.	1,930	404,335
United Technologies Corp.	3,210	400,672
		1,198,342
Air Freight & Logistics — 2.0%
CH Robinson Worldwide, Inc.	4,600	400,200
Banks — 4.1%
Bank of Montreal, (Canada)	5,400	417,960
Royal Bank of Canada, (Canada)	5,200	393,068
		811,028
Beverages — 2.0%
Coca-Cola Co., (The)	9,400	404,200
Capital Markets — 2.1%
T Rowe Price Group, Inc.	3,500	424,970
Chemicals — 2.1%
Nutrien Ltd., (Canada)	8,300	420,395
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B*	2,100	402,213
Diversified Telecommunication Services — 5.8%
BCE, Inc., (Canada)	9,180	382,531
Telekomunikasi Indonesia Persero Tbk PT, (Indonesia) SP ADR	14,200	350,882
TELUS Corp.	11,500	404,455
		1,137,868
Food & Staples Retailing — 2.0%
Wal-Mart Stores, Inc.	4,760	392,890
Food Products — 1.9%
Hershey Co., (The)	4,100	369,164
Health Care Equipment & Supplies — 6.4%
ResMed, Inc.	4,140	425,633
Smith & Nephew PLC, (United Kingdom) SP ADR	10,900	397,414
Stryker Corp.	2,420	421,128
		1,244,175
Hotels, Restaurants & Leisure — 6.2%
Carnival PLC, (United Kingdom) ADR	6,100	391,193
McDonald's Corp.	2,520	403,225
Starbucks Corp.	7,400	419,358
		1,213,776
Household Products — 5.7%
Clorox Co., (The)	3,200	386,656
Colgate-Palmolive Co.	5,800	365,922
Procter & Gamble Co., (The)	5,080	371,704
		1,124,282
Insurance — 2.0%
Chubb Ltd.	3,020	394,684
Internet Software & Services — 4.3%
Alibaba Group Holding Ltd. SP ADR*	2,200	435,622
Tencent Holdings Ltd. ADR	8,000	408,540
		844,162
IT Services — 4.2%
Mastercard, Inc., Class A	2,200	418,264
Visa, Inc., Class A	3,180	415,690
		833,954
Machinery — 1.8%
FANUC Corp., (Japan) ADR	16,500	348,892
Media — 2.0%
Walt Disney Co., (The)	4,000	397,880
Oil, Gas & Consumable Fuels — 2.1%
TransCanada Corp., (Canada)	9,700	405,751
Personal Products — 4.3%
Estee Lauder Cos, Inc., Class A, (The)	2,770	413,949
Unilever, (Netherlands)	7,600	423,852
		837,801
Pharmaceuticals — 10.4%
Bayer AG, (Germany) SP ADR	13,900	416,166
Eli Lilly & Co.	4,970	422,649
Novo Nordisk, (Denmark) SP ADR	8,300	394,582
Roche Holding AG, (Switzerland) SP ADR	14,200	380,702
Sanofi, (France) ADR	10,470	400,687
		2,014,786

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 98.6% (continued)
Real Estate Investment Trusts (REITs) — 4.1%
Crown Castle International Corp.	3,900	406,185
Equinix, Inc.	1,000	396,850
		803,035
Road & Rail — 4.2%
Canadian National Railway Co., (Canada)	5,000	417,400
Union Pacific Corp.	2,910	415,432
		832,832
Software — 8.6%
Adobe Systems, Inc.*	1,710	426,269
Check Point Software Technologies Ltd., (Israel)*	4,190	407,938
Microsoft Corp.	4,200	415,128
SAP SE, (Germany) SP ADR	3,800	428,602
		1,677,937
Specialty Retail — 2.2%
TJX Cos, Inc., (The)	4,700	424,504
TOTAL COMMON STOCKS
(Cost $17,672,909)		19,359,721
TOTAL INVESTMENTS - 98.6%
(Cost $17,672,909)		19,359,721
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		273,912
NET ASSETS - 100.0%		$19,633,633

*	Non-income producing security.

ADR American Depository Receipt

PLC Public Limited Company

SP ADR Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

Portfolio Valuation - Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors (the "Board"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2018, in valuing the Fund’s investments carried at fair value:

Summit Global Investments U.S. Low Volatility Equity Fund	Total	Level 1	Level 2	Level 3
Common Stocks	$382,186,725	$382,186,725	$-	$-
Short-Term Investments	3,202,199	3,202,199	-	-
Total Investments*	$385,388,924	$385,388,924	$-	$-

Summit Global Investments Small Cap Low Volatility Fund
Common Stocks	$26,047,167	$26,047,167	$-	$-
Short-Term Investments	554,970	554,970	-	-
Total Investments*	$26,602,137	$26,602,137	$-	$-

Summit Global Investments Global Low Volatility Fund
Common Stocks	$19,359,721	$19,359,721	$-	$-
Short-Term Investments	-	-	-	-
Total Investments*	$19,359,721	$19,359,721	$-	$-

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting’s on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	7/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	7/26/2018

By (Signature and Title)*	/s/ James Shaw
James Shaw, Treasurer
(principal financial officer)

Date	7/26/2018

*	Print the name and title of each signing officer under his or her signature.